UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-14363
File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /

Post-Effective Amendment No.	79	/X/

		and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	79

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	July 19, 2019

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of adding the following new series of shares, designated as: Delaware VIP Covered Call Strategy Series, Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Government Cash Management Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Special Situations Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series. The prospectuses and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

--- C O N T E N T S ---

This Post-Effective Amendment No. 79 to Registration File No. 033-14363 includes the following:

1.	Facing Page
2.	Contents Page
3.	Part A – Prospectuses (2)
4.	Part B – Statement of Additional Information
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

Prospectus

Delaware VIP® Trust

Delaware VIP Covered Call Strategy Series
Delaware VIP Fund for Income Series
Delaware VIP Growth Equity Series
Delaware VIP Equity Income Series
Delaware VIP Government Cash Management Series
Delaware VIP Growth and Income Series
Delaware VIP Opportunity Series
Delaware VIP Limited Duration Bond Series
Delaware VIP Special Situations Series
Delaware VIP International Series
Delaware VIP Total Return Series
Delaware VIP Investment Grade Series

Standard Class

July 19, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Funds’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from a Fund or from your financial intermediary, such as a broker-dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 423-4026. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/dcio/literature.

Series summaries

Delaware VIP® Covered Call Strategy Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Covered Call Strategy Series seeks long-term capital appreciation.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.37%
Total annual series operating expenses	1.12%
Fee waivers and expense reimbursements[1]	(0.14%	)
Total annual series operating expenses after fee waivers and expense reimbursements	0.98%

[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.98% of the Series’ average daily net assets from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$100
3 years	$317

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Series writes (sells) call options on at least 80% of the Series’ total assets (80% policy). The Series normally writes (sells) covered call options listed on US exchanges on the equity securities held by the Series to seek to lower the overall volatility of the Series’ portfolio, protect the Series from market declines and generate income. The call options written (sold) by the Series will generally have an exercise price that is above the market price of the underlying security at the time the option is written (sold). The Series’ equity investments consist primarily of common stocks of large-size US companies, certain of which may pay dividends, and US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)) traded on US securities exchanges. To a lesser extent, the Series may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track

Series summaries

certain market indices, such as the S&P 500. The nature of the Series is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Series seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Series, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Series.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Series’ subadviser, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Series’ investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. Call options written by the Series are designed to create income, lower the overall volatility of the Series’ portfolio and mitigate the impact of market declines. ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Series may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an industry-wide decrease in demand for an issuer’s products or services. ZCM writes call options based upon its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Call options risk — Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Series will give up the opportunity to benefit from potential increases in the value of a Series asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Series to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend risk — At times, the Series may not be able to identify attractive dividend-paying stocks. The income received by the Series will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Series’ ability to pay dividends and its share price.

Exchange-traded funds risk — The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ operating expenses may be higher and performance may be lower.

High portfolio turnover and frequent trading risk — High portfolio turnover could increase the Series’ transaction costs and negatively impact performance.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling investments to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of

Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Covered Call Strategy Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Subadviser

Ziegler Capital Management, LLC (ZCM)

Portfolio managers	Title with ZCM	Start date on the Series
Wiley D. Angell	Senior Portfolio Manager	2019
Sean C. Hughes, CFA	Senior Portfolio Manager	2019

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Series summaries

Delaware VIP® Fund for Income Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Fund for Income Series seeks high current income.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual series operating expenses	0.85%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$87
3 years	$271

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Series’ investment manager, Delaware Management Company (Manager), to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). The Series may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”).

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Floating rate loan risk — The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Series’ ability to timely honor redemptions. In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Series’ access to collateral may also be limited by bankruptcy or other insolvency laws. Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Series may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Series, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Floating rate securities may be less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Assignments of bank loans and bonds also may be less liquid at times because of potential delays in the settlement process or restrictions on resale.

Market risk — The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Fund for Income Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Series summaries

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
John P. McCarthy, CFA	Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager	2019
Adam H. Brown, CFA	Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager	2019
Craig C. Dembek, CFA	Executive Director, Global Head of Credit Research	2019
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	2019

Subadvisers

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Growth Equity Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Growth Equity Series seeks long-term growth of capital.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual series operating expenses	0.76%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$78
3 years	$243

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series invests in a portfolio of approximately 40-45 common stocks that the Series’ subadviser, Smith Asset Management Group, L.P. (Smith), believe offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices. Smith then constructs the Series’ portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout. Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Series summaries

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Focused portfolio risk — Because the Series generally invests in a limited portfolio of only 40 to 45 stocks, its performance may be more volatile than other funds whose portfolios may contain a larger number of securities.

Growth stock risk — The Series’ focus on growth stocks increases the potential volatility of its share price. If expectations are not met, the prices of these stocks may decline significantly.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the information technology sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as intense competition and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Series investment manager, Delaware Management Company (Manager), is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Growth Equity Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Subadviser

Smith Asset Management Group, L.P. (Smith)

Portfolio managers	Title with Smith	Start date on the Series
Stephen S. Smith, CFA	Chief Executive Officer and Chief Investment Officer	2019
John D. Brim, CFA	President and Portfolio Manager	2019
Eivind Olsen, CFA	Portfolio Manager	2019

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Series summaries

Delaware VIP® Equity Income Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Equity Income Series seeks total return.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$77
3 years	$240

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series invests, under normal circumstances, primarily in companies that the Series believes are undervalued in the market relative to their long term potential. Under normal circumstances, the Series will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer.

The Series generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued. This means that the Series generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry. The Series also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as, analyzing economic trends, interest rates, and industry diversification.

The Series may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

The Series’ investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Series’ overall portfolio will be less volatile than the general stock market. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Undervalued securities risk — The Series seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

The Series investment manager, Delaware Management Company (Manager), is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Equity Income Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Nikhil G. Lalvani, CFA	Vice President, Senior Portfolio Manager, Team Leader	2019
Robert A. Vogel Jr., CFA	Vice President, Senior Portfolio Manager	2019
Kristen E. Bartholdson	Vice President, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Global Limited (MIMGL)

Macquarie Funds Management Hong Kong Limited (MFMHKL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Series summaries

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Government Cash Management Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Government Cash Management Series seeks to earn current income consistent with the preservation of capital and maintenance of liquidity.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.56%
Total annual series operating expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$103
3 years	$322

What are the Series’ principal investment strategies?

The Series intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940 as amended. The Series will invest at least 99.5% of its total assets in (i) US Government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or US Government securities. In addition, under normal circumstances, the Series will invest at least 80% of its net assets, including any borrowings for investment purposes, in US Government securities and repurchase agreements collateralized fully by cash or US Government securities. US Government securities include: US Treasury bills and notes; obligations issued by the US Government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the US Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the US Government, its agencies or instrumentalities, including the Government National Mortgage Association. The Series may invest in fixed, variable and floating rate instruments. The Series generally invests in securities with remaining maturities of 397 days or less.

The Series’ portfolio is managed to meet regulatory requirements that permit the Series to maintain a stable net asset value (NAV) of $1.00 per share. These include requirements relating to the credit quality, maturity, liquidity and diversification of the Series investments.

What are the principal risks of investing in the Series?

You could lose money by investing in the Series. Although the Series seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so. An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Series’ sponsor has no legal obligation to provide financial support to the Series, and you should not expect that the sponsor will provide support to the Series at any time. The Series’ principal risks include:

Credit risk — The US Government securities the Series invests in may or may not be backed by the full faith and credit of the US Government. Securities issued by US Government sponsored enterprises are supported only by the credit of the issuing entity. The value of an investment will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature. This could cause the Series’ NAV to decline below $1.00 per share.

Series summaries

Interest rate risk — Like the values of other debt instruments, the market values of US government securities are affected by changes in interest rates. When interest rates rise, the market values of US government securities generally decline. This could cause the Series’ NAV to decline below $1.00 per share. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Series’ exposure to the risks associated with rising interest rates.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series’ ability to maintain a $1.00 share price.

Market risk — The prices of the debt securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions or cause the Series’ NAV to decline below $1.00 per share. Supply issues could arise within the US Treasury securities market as demand increases for US Government securities.

Repurchase agreement risk — If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Series may suffer delays, incur costs and lose money in exercising its rights.

Yield risk — The yields received by the Series on its investments will generally decline as interest rates decline.

The Series’ investment manager, Delaware Management Company (Manager), is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Government Cash Management Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance and 7-day yield by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Growth and Income Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Growth and Income Series seeks long-term growth of capital and current income.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual series operating expenses	0.72%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$74
3 years	$230

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies. Some but not all of the companies the Series invests in may regularly pay dividends.

The Series generally uses a “bottom-up” approach to selecting investments. This means that the Series generally identifies potential investments through fundamental research and analysis and also focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization. In deciding whether to buy or sell securities, the Series considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.

The Series may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

The Series’ investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Series summaries

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Dividend risk — At times, the Series may not be able to identify attractive dividend-paying stocks. The income received by the Series will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Series’ ability to pay dividends and its share price.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that an investment therein will be less volatile than the general stock market. The Series’ investments in potential growth opportunities may increase the potential volatility of its share price. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Undervalued securities risk — The Series seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Growth and Income Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Nikhil G. Lalvani, CFA	Vice President, Senior Portfolio Manager, Team Leader	2019
Robert A. Vogel Jr., CFA	Vice President, Senior Portfolio Manager	2019
Kristen E. Bartholdson	Vice President, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Global Limited (MIMGL)

Macquarie Funds Management Hong Kong Limited (MFMHKL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Series summaries

Delaware VIP® Opportunity Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Opportunity Series seeks long-term capital growth.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual series operating expenses	0.89%
Fee waivers and expense reimbursements[1]	(0.06%	)
Total annual series operating expenses after fee waivers and expense reimbursements	0.83%

[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$85
3 years	$272

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series invests primarily in mid- and small-size companies that the Series’ Manager believes offer strong growth opportunities. The Series may also invest in exchange-traded funds (ETFs) to gain exposure to such securities. The Series may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Series attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Series may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Series may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Opportunity Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Christopher S. Beck, CFA	Executive Director, Chief Investment Officer — US Small-Mid Cap Value Equity	2019
Kelley McKee Carabasi, CFA	Vice President, Senior Portfolio Manager	2019
Steven G. Catricks, CFA	Vice President, Senior Portfolio Manager	2019
Kent P. Madden, CFA	Vice President, Senior Portfolio Manager	2019
Michael Foley, CFA	Vice President, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Global Limited (MIMGL)

Macquarie Funds Management Hong Kong Limited (MFMHKL)

Series summaries

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Limited Duration Bond Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Limited Duration Bond Series seeks current income consistent with low volatility of principal.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.64%
Total annual series operating expenses	1.14%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$116
3 years	$362

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of this 80% policy, investment grade bonds also include other investment grade fixed-income securities.

Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Series’ investment manager, Delaware Management Company (Manager), to be of equivalent quality.

The Series may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government), mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in exchange-traded funds (ETFs) that could expose the Series to high yield securities. The Manager may seek investment advice and recommendations from its

Series summaries

affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

The Series seeks to maintain an average weighted duration of between one and six years. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for each year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1. Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations. By comparison, a debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal. Duration is typically not equal to maturity.

The Series may invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of the debt securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions. Certain investments may be difficult or impossible to sell at a favorable time or price when the Series requires liquidity to make redemptions.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly which, will generally increase both the Series’ sensitivity to interest rates and its potential for price declines.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Limited Duration Bond Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Roger A. Early, CPA, CFA	Chief Investment Officer of US Fixed Income	2019
Brian C. McDonnell, CFA	Executive Director, Head of US Fixed Income	2019
Adam H. Brown, CFA	Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager	2019
John P. McCarthy, CFA	Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Series summaries

Delaware VIP® Special Situations Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Special Situations Series seeks long-term growth of capital.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual series operating expenses	0.83%
Fee waivers and expense reimbursements[1]	(0.03%	)
Total annual series operating expenses after fee waivers and expense reimbursements	0.80%

[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$82
3 years	$259

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series invests primarily in common stocks of small-size companies that the Series’ Manager believes are undervalued relative to their long-term potential. The Series may also invest in stocks of mid-size or large companies. The Series also may invest in exchange-traded funds (ETFs) to gain exposure to stocks and in real estate investment trusts (REITs).

The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced.

The Series may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Small-size and mid-size company risk — The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell small- to mid-size company stocks at reasonable prices.

Undervalued securities risk — The Series seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Special Situations Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Christopher S. Beck, CFA	Executive Director, Chief Investment Officer — US Small-Mid Cap Value Equity	2019
Steven G. Catricks, CFA	Vice President, Senior Portfolio Manager	2019
Kent P. Madden, CFA	Vice President, Senior Portfolio Manager	2019

Series summaries

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Kelley McKee Carabasi, CFA	Vice President, Senior Portfolio Manager	2019
Michael Foley, CFA	Vice President, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Global Limited (MIMGL)

Macquarie Funds Management Hong Kong Limited (MFMHKL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® International Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP International Series seeks long-term capital growth.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual series operating expenses	0.99%
Fee waivers and expense reimbursements[1]	(0.13%	)
Total annual series operating expenses after fee waivers and expense reimbursements	0.86%

[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from July 19, 2019 through October 4, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$88
3 years	$289

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive

Series summaries

advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Emerging markets risk — The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. To the extent the Series invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the consumer staples sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the health of the overall economy, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® International Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Christopher Gowlland, CFA	Vice President, Senior Quantitative Analyst — Macquarie Investment Management, Americas	2019
Jens Hansen	Managing Director, Chief Investment Officer — Global Equity Team	2019
Klaus Petersen, CFA	Portfolio Manager — Global Equity Team	2019
Claus Juul	Portfolio Manager — Global Equity Team	2019
Åsa Annerstedt	Portfolio Manager — Global Equity Team	2019

Subadvisers

Macquarie Investment Management Global Limited (MIMGL)

Macquarie Funds Management Hong Kong Limited (MFMHKL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Series summaries

Delaware VIP® Total Return Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Total Return Series seeks high, long-term total investment return consistent with moderate investment risk.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual series operating expenses	0.87%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$89
3 years	$278

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series’ Manager.

In connection with the determination of the Series’ allocation ranges, the Series’ investment manager, Delaware Management Company (Manager), considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Manager. Reallocations are expected to occur infrequently. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited (MIMGL), and Macquarie Funds Management Hong Kong Limited (MFMHKL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series may permit its affiliates, MIMGL and MFMHKL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Series’ investments in bonds are primarily diversified among different types of bonds and other debt securities, including corporate bonds, US Government securities and mortgage-backed and other asset-backed securities. The Manager selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but rely principally on their own research and investment analysis. In managing the high yield, below investment grade corporate bond portion of the Series, the Manager focuses on investments they believe can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations.

In addition, the Manager may also invest in exchange-traded funds (ETFs) that could expose the Series to high yield securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Series will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Series will use the market value of a derivatives instrument.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Allocation risk — The Series may allocate assets to investment classes that underperform other classes. For example, the Series may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer  and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer's financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Series significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Series summaries

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving issuers. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions. Certain investments may be difficult or impossible to sell at a favorable time or price when the Series requires liquidity to make redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Series’ sensitivity to rising interest rates and its potential for price declines.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Total Return Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Babak “Bob” Zenouzi	Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)	2019
Damon J. Andres, CFA	Vice President, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Macquarie Funds Management Hong Kong Limited (MFMHKL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Series summaries

Delaware VIP® Investment Grade Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual series operating expenses	0.66%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$67
3 years	$211

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities. Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s or S&P or that are unrated but determined by the Series’ investment manager, Delaware Management Company (Manager), to be of equivalent quality.

The Series primarily invests in investment grade corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in exchange-traded funds (ETFs) that could expose the Series to high yield securities.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of the debt securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Series’ sensitivity to interest rates and its potential for price declines.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Series summaries

How has Delaware VIP® Investment Grade Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Roger A. Early, CPA, CFA	Chief Investment Officer of US Fixed Income	2019
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	2019
Craig C. Dembek, CFA	Executive Director, Global Head of Credit Research	2019
John P. McCarthy, CFA	Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager	2019
Kashif Ishaq	Senior Vice President, Global Head of Corporate Bond Trading	2019
J. David Hillmeyer, CFA	Executive Director, Head of Multisector/Global Fixed Income — Macquarie Investment Management, Americas	2019
Michael G. Wildstein, CFA	Executive Director, Head of Credit and Insurance Asset Management	2019
Wayne A. Anglace, CFA	Senior Vice President, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How we manage the Series

Our principal investment strategies

Delaware VIP Covered Call Strategy Series

The Series invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Series writes (sells) call options on at least 80% of the Series’ total assets (80% policy). The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Series normally writes (sells) covered call options listed on U.S. exchanges on the equity securities held by the Series to seek to lower the overall volatility of the Series’ portfolio, protect the Series from market declines and generate income. Call options written (sold) by the Series generally have an exercise price above the price of the underlying security at the time the option is written (sold).

The Series’ equity investments consist primarily of common stocks of large-size U.S. companies, certain of which may pay dividends, and U.S. dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)), traded on a U.S. securities exchange. ADRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company. To a lesser extent, the Series may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track certain market indices, such as the S&P 500. The nature of the Series is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Series seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Series, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Series. The premium paid to the writer is consideration for undertaking the obligations under the option contract. The writer of a covered call option forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of receiving the option premiums which potentially provide some protection against the loss of capital if the underlying security declines in price. The Series receives premium income from the writing of options.

In making investment decisions, the Series’ subadviser reviews a variety of factors, including economic data, Federal Reserve policy, fiscal policy, inflation and interest rates, commodity pricing, sector, industry and security issues, regulatory factors and street research to appraise economic and market cycles.

In selecting investments, the Series’ subadviser considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Series’ investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. Covered call options written by the Series are designed to create income, lower the overall volatility of the Series’ portfolio and mitigate the impact of market declines. The Series’ subadviser considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Series may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in the issuer’s profitability such as the loss of an exclusive patent or a strong competitor entering the market and/or a significant negative outlook from management; b) a large appreciation in the stock price leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an actual or expected decline in demand for the issuer’s products or services. The subadviser writes call options based upon the subadviser’s outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in the potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter dated options. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions. Information about the Series’ holdings can be found in the most recent annual report, and information concerning the Series’ policies and procedures with respect to disclosure of the Series’ portfolio holdings is available in the Series’ Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Fund for Income Series

The Series primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, special

How we manage the Series

purpose entities that are used to finance capital investment, sales or leases of equipment, loans or other programs and firms with heavy debt loads. High yield securities may be backed by receivables or other assets. The Series may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”).

The Manager seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Manager seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Manager attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager considers a variety of factors, including the overall economic outlook, the issuer’s competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Series may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Growth Equity Series

The Series invests in a portfolio of approximately 40-45 common stocks that the Series’ subadviser believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises. The Series is managed by an investment team.

When selecting investments for the Series, the subadviser employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The security selection process consists of three steps. Beginning with a universe of stocks that includes large-, mid- and small-size companies, the subadviser’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market. The subadviser considers four primary factors when conducting the risk control and valuation screens. Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise. The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The screening steps produce a list of approximately 80-100 eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning. The investment team uses the results of this analysis to construct a portfolio of approximately 40-45 stocks that are believed to have the best growth and risk characteristics.

Holdings in the portfolio become candidates for sale if the investment team identifies what they believe to be negative investment or performance characteristics. Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout. When a stock is eliminated from the portfolio, it is generally replaced with the stock that the investment team considers to be the next best stock that has been identified by the subadviser’s screening process. Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Equity Income Series

The Series invests, under normal circumstances, primarily in companies that the Series believes are undervalued in the market relative to their long term potential.

In selecting stocks, the Series typically begins by identifying companies that pay dividends. The Series then analyzes companies that appear to be undervalued. Under normal circumstances, the Series will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Series generally uses a “bottom-up” approach to selecting investments. This means that the Series generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.

The Series assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations include analysis of economic trends, interest rates and industry diversification.

The Series normally will diversify its assets.

The Series may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series’ security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Government Cash Management Series

The Series intends to operate as a “government money market fund” as such term is defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). The Series will invest at least 99.5% of its total assets in (i) US Government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or US Government securities. In addition, under normal circumstances, the Series will invest at least 80% of its net assets, including any borrowings for investment purposes, in US Government securities and repurchase agreements collateralized fully by cash or US Government securities. The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days’ notice before changing this 80% policy. US Government securities include: U.S. Treasury bills and notes; other obligations that are issued by the US Government, its agencies or instrumentalities, including securities that are issued by entities chartered by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury, including the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks; and obligations that are issued by issuers that are guaranteed as to principal or interest by the US Government, its agencies or instrumentalities, including the Government National Mortgage Association. The Series may invest in fixed, variable and floating rate instruments.

The Series invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements applicable to a “government money market fund” under Rule 2a-7 under the 1940 Act. The Series will invest only in securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations. The dollar-weighted average portfolio maturity and dollar-weighted average portfolio life of the Series will not exceed 60 and 120 days, respectively. The Series uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value per share price.

The Series will only purchase securities that have been determined to present minimal credit risk. In making such a determination, the Series may consider the credit ratings assigned to securities by ratings services. If, after purchase, the credit quality of an investment deteriorates, the Series’ Manager or, where required by applicable law and regulations, the Series’ Board of Trustees, will decide whether the investment should be held or sold. All portfolio instruments purchased by the Series will be denominated in U.S. dollars.

How we manage the Series

“Government money market funds” are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Series’ Board of Trustees may elect to subject the Series to liquidity fee and gate requirements in the future, it has not elected to do so at this time and currently has no intention of doing so.

Information concerning the Series’ policies and procedures with respect to disclosure of the Series’ portfolio holdings is available in the Series’ Statement of Additional Information.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus. Information concerning the Series’ policies and procedures with respect to disclosure of the Series’ portfolio holdings is available in the Series’ Statement of Additional Information.

Delaware VIP Growth and Income Series

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in large-size companies and may invest in small- and mid- size companies as well. Some of the companies the Series invests in may pay dividends, however not all will.

The Series generally uses a “bottom-up” approach to selecting investments. This means that the Series generally identifies potential investments through fundamental research and analysis and also focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization. In deciding whether to buy or sell securities, the Series considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.

The Series may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objectives. The Series may also choose not to take defensive positions.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Opportunity Series

The Series invests primarily in mid- and small-size companies that the Series’ Manager believes offer strong growth opportunities. The Series also may invest in exchange-traded funds (ETFs) to gain exposure to such securities. The Series may continue to hold stocks of mid- and small-size companies that grow into large companies and may also invest opportunistically in stocks of larger companies.

The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Series attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Series may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Series may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Limited Duration Bond Series

Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of this 80% policy, investment grade bonds also include other investment grade fixed-income securities. The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Series defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s or S&P or that are unrated but determined by the Series’ Manager to be of equivalent quality.

The Series may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government), and mortgage-backed and other asset-backed securities. The Manager attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting investments, the Manager considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Manager also considers ratings assigned by ratings services in addition to its own research and investment analysis. The Manager will not necessarily sell an investment if its rating is reduced. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Series may also be exposed to high yield securities through the Manager’s investments in exchange-traded funds (ETFs).

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.

The Manager seeks for the Series to maintain an average weighted duration of between one and six years. Duration is a measure of a bond’s or fixed income portfolio’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations. Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security. Duration is typically not equal to maturity. The Manager may adjust the average weighted duration based on its interest rate outlook. If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities. By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

The Series may invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

How we manage the Series

Delaware VIP Special Situations Series

The Series invests primarily in common stocks of small-size companies that the Series’ Manager believes are undervalued relative to their long-term potential. Although the Series normally invests in stocks of smaller size companies, the Series may also invest in stocks of mid-size or large companies. The Series also may invest in exchange-traded funds (ETFs) to gain exposure to stocks, and in real estate investment trusts (REITs).

The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced.

The Series may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

The Series may, at times, engage in short-term trading, which could produce higher portfolio turnover, transaction costs and may result in a lower total return for the Series.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP International Series

The Series primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Series may invest in emerging or developing markets, and the Series may focus its investments in companies located in or tied economically to particular countries or regions. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series is a nondiversified series.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The Series reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Total Return Series

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. Derivatives are included for the purpose of these allocations.

In connection with the determination of the Series’ allocation ranges, the Manager considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges are actively monitored by the Series’ Manager and may change due to, among other things, market fluctuations or reallocation decisions by the Manager. Reallocations outside of the above ranges are expected to occur infrequently.

The Manager selects investments in common stocks based on their potential for capital growth, current income or both. The Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends. The Manager will normally diversify the Series’ stock holdings among stocks of large-, mid- and small-size companies.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Manager selects individual investments in bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Manager will typically diversify its bond holdings among different types of bonds and other debt securities, including corporate bonds, US Government securities, US Government-sponsored enterprise securities, which may not be backed by the full faith and credit of the US Government, and mortgage-backed and other asset-backed securities.

The Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Series may also be exposed to high yield securities through the Manager’s investments in exchange-traded funds (ETFs).

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager primarily focus on investments they believe can generate attractive and consistent income. In addition, the manager may seek investments that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, they rely principally on their own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations. They may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Series will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Series will use the market value of a derivative instrument.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Investment Grade Series

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities (80% policy). The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days notice before changing this 80% policy. The Series defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s or S&P or that are unrated but determined by the Series’ Manager to be of equivalent quality. The Series will not necessarily sell an investment if its rating is reduced.

The Series invests primarily in investment grade corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. The Manager attempts to stay broadly diversified, but it may emphasize certain

How we manage the Series

industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting investments, the Manager considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Manager also considers ratings assigned by ratings services in addition to its own research and investment analysis. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the Manager’s, or a more attractive investment is available.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Manager may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities. By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Series may also be exposed to high yield securities through the Manager’s investments in exchange traded funds (ETFs). Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to increase, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

While the Series may use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to effect diversification, the Series will use derivatives to manage duration, to earn additional income, or to gain exposure to a market (or segment of a market). It will not use derivatives for reasons inconsistent with its investment objective. The Manager also researches and continually monitors the creditworthiness of current or potential counterparties to its derivatives transactions.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. Because of the nature of the Series, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Delaware VIP Covered Call Strategy Series

American depositary receipts risk

ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, differences in accounting, auditing and financial reporting standards and governmental regulations, and the potential for political and economic instability. ADRs are depositary receipts for foreign securities denominated in US dollars and traded on US securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Designed for use in US securities markets, ADRs are alternatives to the purchase of the underlying securities in their national markets and currencies. The securities underlying depositary receipts may trade on foreign exchanges at times when US markets are not open for trading and the value of depositary receipts may not track the price of the underlying securities.

Call options risk

Writing call options to generate income involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Series will give up the opportunity to benefit from potential increases in the value of a Series asset above the exercise price, but will bear the risk of declines in the value of the asset. The income received from writing call options may not be sufficient to offset a decline in the value of a Series asset. In addition, the Series’ ability to sell its equity securities typically will be limited during the term of an option, unless the Series unwinds or offsets the option, which may be difficult to do. The prices of options can be highly volatile and exchanges may suspend options trading, during which time the Series may be unable to write options. The Series’ ability to write covered call options will be limited by the number of shares of equity securities it holds.

Dividend risk

At times, the Series may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Series will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Series’ ability to pay dividends and the value of its shares. Depending upon market conditions, the Series may not have sufficient income to pay its shareholders regular dividends.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

High portfolio turnover and frequent trading risk

Portfolio turnover is a measure of the Series’ trading activity over a one-year period. High portfolio turnover could increase the Series’ transaction costs and have a negative impact on performance.

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. In addition, adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. The Series’ covered call strategy may be expected to underperform the equity markets during times of rapidly rising equity security prices.

Mid-size and small-size company risk

The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings. Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them. At times, it may be difficult for the Series to sell mid- to small-size company stocks at reasonable prices.

How we manage the Series

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations, which may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Delaware VIP Fund for Income Series

Credit risk

This is the risk that an issuer of bonds and other debt securities, including syndicated loans, will be unable or unwilling to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer’s ability to make payments of principal or interest or cause an issuer to fail to make timely payments of interest or principal. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.

Floating rate loan risk

The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, it may be difficult to collect on any collateral, it would not be possible to collect on any collateral for an uncollateralized loan, and the value of a floating rate loan can decline significantly. Access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, the acquirer may not be able to unilaterally enforce all rights and remedies under the loan and with regard to the associated collateral.

Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. Difficulty in selling a floating rate loan can result in a loss. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than 7 days to complete. Extended trade settlement periods may present a risk regarding the Series’ ability to timely honor redemptions. Due to the lack of a regular trading market for loans, loans are subject to irregular trading activity and wide bid/ask spreads and may be difficult to value.

High yield floating rate loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Generally, there is less readily available, reliable public information about the loans. Therefore, the Series may be required to rely on its own evaluation and judgment of a borrower’s credit quality in addition to any available independent sources to value loans. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market values of high yield bonds and other debt securities are affected by changes in interest rates. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates. Duration is a measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.

Floating rate securities generally are less sensitive to short-term interest rate changes than fixed-rate instruments, but they could remain sensitive over the short-term to interest rate changes. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments. Floating rate securities with longer interest rate reset periods generally will experience greater fluctuations in value as a result of changes in market interest rates. The impact of interest rate changes on the Series’ yield will also be affected by whether, and the extent to which, the floating rate loans in the Series’ portfolio are subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates generally will not affect the yield on such loans. The yields received by the Series on its investments will generally decline as interest rates decline.

Liquidity risk

The Series is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. As a result, the Series may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Series. The Series could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Series. Less liquid securities typically are harder to value. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series.

Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently and their value may be impaired when the Series needs to liquidate these loans. High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. Assignments of bank loans and bonds also may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Market risk

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds and other high yield debt securities held by the Series could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market. Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when prices generally go down, referred to as “bear” markets. The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Series’ ability to buy or sell debt securities, and increase their volatility and trading costs. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or experience difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Delaware VIP Growth Equity Series

Focused portfolio risk

Because the Series generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile and substantially impacted by the change in value of a single holding than other funds whose portfolios may contain a larger number of securities. The performance of any one of the Series’ stocks could significantly impact the Series’ performance.

Growth stock risk

The Series’ focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles, with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. In addition, adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

How we manage the Series

Mid-size and small-size company risk

The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings. Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them. At times, it may be difficult for the Series to sell mid- to small-size company stocks at reasonable prices.

Sector risk

Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to decline. To the extent the Series has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Series invests significantly in the information technology sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Delaware VIP Equity Income Series

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Series’ overall portfolio will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

In addition, adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Undervalued securities risk

The Series seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value securities may fall out of favor with investors and decline in price as a class.

Delaware VIP Government Cash Management Series

Credit risk

This is the risk that an issuer of a security will be unable or unwilling to pay interest or principal when due. The value of a security will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature. This could cause the Series’ NAV to decline below $1.00 per share.

Credit risk also applies to securities issued or guaranteed by the US Government and by US Government-sponsored enterprises that are not backed by the full faith and credit of the US Government. The securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation. For example, securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) are not backed by the full faith and credit of the US Government. A security backed by the US Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although the US Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.

Interest rate risk

The Series’ NAV could decline below $1.00 per share because of a change in interest rates. Like the values of other debt instruments, the market values of US Government securities are affected by changes in interest rates. When interest rates rise, the market values of US Government securities generally decline; and when interest rates decline, the market values of US Government securities generally increase. The price volatility of US government securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a US Government security, the greater its sensitivity to interest rates. Duration is a measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%.

Liquidity risk

The Series is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. As a result, the Series may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Series. The Series could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Series. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series’ ability to maintain a $1.00 share price.

Market risk

The prices of securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political regulatory developments, changes in investor sentiment, economic instability and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in debt market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders or cause the Series’ NAV to decline below $1.00 per share. The risk of loss increases if the redemption requests are unusually large or frequent.

Supply issues within the US Treasury securities market could arise as demand increases for US Government securities.

Repurchase agreement risk

A repurchase agreement is a transaction in which the Series purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. The use of repurchase agreements involves credit risk and counterparty risk. If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, the Series may suffer delays, incur costs and lose money in exercising its rights under the agreement.

In the event of default by a seller under a repurchase agreement collateralized loan, the underlying securities would not be owned by the Series, but would only constitute collateral for the seller’s obligation to pay the repurchase price.

How we manage the Series

Yield risk

The yields received by the Series on its investments will generally decline as interest rates decline. The Manager has voluntarily waived advisory fees and reimbursed expenses to maintain a minimum daily net yield for the Series. The Manager is under no obligation to continue doing so and the Series’ yield may fall below zero.

Delaware VIP Growth and Income Series

Dividend risk

At times, the Series may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Series will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Series’ ability to pay dividends and the value of its shares. Depending upon market conditions, the Series may not have sufficient income to pay its shareholders regular dividends. The inability of an issuer to pay dividends may adversely impact the Series’ ability to achieve its investment objective.

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. In addition, adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that investments therein will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. The Series’ investments in potential growth opportunities may increase the potential volatility of its share price.

Mid-size and small-size company risk

The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings. Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them. At times, it may be difficult for the Series to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Undervalued securities risk

The Series seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value securities may fall out of favor with investors and decline in price as a class.

Delaware VIP Opportunity Series

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. In addition, adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Mid-size and small-size company risk

The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings. Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them. At times, it may be difficult for the Series to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Delaware VIP Limited Duration Bond Series

Call risk

During periods of falling interest rates, an issuer of a callable bond held by the Series may “call” or repay the security before its stated maturity. The Series would then lose any price appreciation above the bond’s call price and the Series may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Series’ income.

Credit risk

This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal. Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rated category of investment grade securities may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest. During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Credit risk also applies to securities issued or guaranteed by the US Government and by US Government-sponsored enterprises that are not backed by the full faith and credit of the US Government. The securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation. For example, securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) are not backed by the full faith and credit of the US Government. A security backed by the US Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although the US Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.

Derivatives Risk

Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. There may be an imperfect correlation between the price of a derivative and the market value of the price of the assets hedged. The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position. These investments can increase the Series’ share price, magnify potential losses

How we manage the Series

and expose the Series to significant additional costs. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Series may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market values of bonds and other debt securities are affected by changes in interest rates. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates. The yields received by the Series on its investments will generally decline as interest rates decline.

Liquidity risk

The Series is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. As a result, the Series may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Series. The Series could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Series. Less liquid securities typically are harder to value. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series.

High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.

Market risk

The prices of the securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Series’ ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Series’ investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Series’ fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Series.

Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. The Series is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements.

Prepayment and extension risk

The Series is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities. When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, borrowers tend to repay their loans less quickly, which generally will increase the Series’ sensitivity to interest rates and its potential for price declines. The impact of prepayments and extensions on the price of mortgage-backed or other asset-backed securities may be difficult to predict and may increase their price volatility.

Sector risk

Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to decline. To the extent the Series has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Series.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Delaware VIP Special Situations Series

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. In addition, adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

REIT risk

In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. The failure of a company in which the Series invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Series. REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

How we manage the Series

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Small-size and mid-size company risk

The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations. Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings. Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them. At times, it may be difficult for the Series to sell small-to-mid-size company stocks at reasonable prices.

Undervalued securities risk

The Series seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Delaware VIP International Series

Emerging markets risk

The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors. There are also risks of: an emerging country’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be less information available regarding emerging market securities to make investment decisions.

Foreign securities risk

There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened when investing in non-US markets, especially in smaller, less-developed or emerging markets. For example, fluctuations in the exchange rates between the US dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Series may not recover. To the extent the Series invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region. As a result, it may be more volatile than a more geographically diversified fund.

Liquidity risk

The Series is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. As a result, the Series may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Series. The Series could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Series. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series.

Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets and securities issued by issuers with smaller market capitalizations.

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. In addition, adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Nondiversification risk

Nondiversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers, with no single issuer accounting for more than 25% of the series. The remaining 50% of the series must be diversified so that no more than 5% of a series’ assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of series shares may increase or decrease more rapidly than if the series were fully diversified.

Sector risk

Companies that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to decline. To the extent the Series has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Series invests significantly in the consumer staples sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the regulation of various product components and production methods, litigation, marketing campaigns and changes in the overall economy, consumer spending and consumer demand. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Delaware VIP Total Return Series

Allocation risk

The allocation of the Series’ investments may have a significant effect on its performance. The Series may allocate assets to investment classes that underperform other classes. For example, the Series may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit risk

This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal. Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities. The lowest rated category of investment grade debt securities may have speculative characteristics. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.

Credit risk also applies to securities issued or guaranteed by the US Government and by US Government-sponsored enterprises that are not backed by the full faith and credit of the US Government. The securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation. For example, securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) are not backed by the full faith and credit of the US Government. A security backed by the US Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although the US Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.

How we manage the Series

Derivatives Risk

Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. There may be an imperfect correlation between the price of a derivative and the market value of the assets hedged. The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position. These investments can increase the Series’ share price, magnify potential losses and expose the Series to significant additional costs. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Series may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Foreign securities risk

There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened when investing in non-US markets, especially in smaller, less-developed or emerging markets. For example, fluctuations in the exchange rates between the US dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of capital. Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Series may not recover. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Some foreign governments may default on principal and interest payments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the Series to pursue its rights against a foreign government in that country’s courts. To the extent the Series invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region. As a result, it may be more volatile than a more geographically diversified fund.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market values of bonds and other debt securities are affected by changes in interest rates. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates. Duration is a measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%. The yields received by the Series on its investments will generally decline as interest rates decline.

Liquidity risk

The Series is susceptible to the risk that certain securities may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. As a result, the Series may have to lower the price on certain securities that it is trying to sell, sell the securities at a loss, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Series management or performance. The Series could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Series. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets. High yield debt securities also tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a time and price that would be beneficial to the Series, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

There is also the possibility that the value of the Series’ investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Series’ fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Series.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Series’ ability to buy or sell debt securities, and increase their volatility and trading costs.

Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. The Series is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements.

Mid-size and small-size company risk

The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings. Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them. At times, it may be difficult for the Series to sell mid- to small-size company stocks at reasonable prices.

Prepayment and extension risk

The Series is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities. When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, borrowers tend to repay their loans less quickly which will generally increase both the Series’ sensitivity to rising interest rates and its potential for price declines. The impact of prepayments and extensions on the price of mortgage-backed and other asset-backed securities may be difficult to predict and may increase their price volatility.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are

How we manage the Series

subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

REIT risk

In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. The failure of a company in which the Series invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Series. REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

Delaware VIP Investment Grade Series

Credit risk

This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal. Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rated category of investment grade securities may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest. During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Credit risk also applies to securities issued or guaranteed by the US Government and by US Government-sponsored enterprises that are not backed by the full faith and credit of the US Government. The securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation. For example, securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) are not backed by the full faith and credit of the US Government. A security backed by the US Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although the US Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.

Derivatives Risk

Investments in US Treasury futures and options on US Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. There may be an imperfect correlation between the price of a derivative and the market value of the price of the assets hedged. The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position. These investments can increase the Series’ share price, magnify potential losses and expose the Series to significant additional costs. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Series may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market values of bonds and other debt securities are affected by changes in interest rates. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates. Duration is a measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%. The yields received by the Series on its investments will generally decline as interest rates decline.

Liquidity risk

The Series is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. As a result, the Series may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Series. The Series could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Series. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series.

High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.

Market risk

The prices of the securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. There is also the possibility that the value of the Series’ investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Series’ fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Series. The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Series’ ability to buy or sell debt securities, and increase their volatility and trading costs. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Prepayment and extension risk

The Series is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities. When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, borrowers tend to repay their loans less quickly, which generally will increase the Series’ sensitivity to interest rates and its potential for price declines. The impact of prepayments and extensions on the price of mortgage-backed or other asset-backed securities may be difficult to predict and may increase their price volatility.

How we manage the Series

Sector risk

Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to decline. To the extent the Series has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Series.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Series

Investment manager

The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Series’ investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of Dec. 31, 2018, $157.9 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. The Series are new and the Manager has not received a fee as of the date of this Prospectus.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract will be available in the Series’ annual report to shareholders.

Subadvisers

Ziegler Capital Management, LLC (ZCM) serves as the investment subadviser for the Delaware VIP Covered Call Series. ZCM has discretionary trading authority over all of the Series’ assets, subject to continuing oversight and supervision by Manager and the Series’ Board of Trustees. ZCM is a Wisconsin limited liability company with principal offices at 70 West Madison Street, 24th Floor, Chicago, Illinois 60602-4109. ZCM is an investment management firm that serves a wide range of clients including institutions, municipality, pension plans, foundations, endowments, senior living organizations, hospitals and high net worth individuals. ZCM is a wholly-owned subsidiary of Stifel Financial Corp. As of March 31, 2019, ZCM held investment management authority with respect to approximately $13 billion in assets. The Manager has entered into a separate subadvisory agreement with ZCM and compensates ZCM out of the investment advisory fees it receives from the Series.

Smith Asset Management Group, L.P. (Smith) serves as the investment subadviser of the Delaware VIP Growth Equity Series. Smith has discretionary trading authority over all of the Series’ assets, subject to continuing oversight and supervision by Manager and the Series’ Board of Trustees. Smith is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201. Smith is an investment management firm that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans. As of March 31, 2019, Smith held investment management authority with respect to approximately $3.5 billion in assets. The Manager has entered into a separate subadvisory agreement with Smith and compensates Smith out of the investment advisory fees it receives from the Series.

Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is located at Kaerntner Strasse 28, 1010 Vienna, Austria. MIMAK is an affiliate of the Manager and a part of Macquarie Investment Management (MIM). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK’s specialized market knowledge.

Macquarie Investment Management Global Limited
Macquarie Investment Management Global Limited, (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMGL and the Manager may also permit MIMGL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL’s specialized market knowledge.

Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe Limited, (MIMEL), is located at 28 Ropemaker Street, London, England. MIMEL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, (i) in the case of the Delaware VIP Fund for Income, Delaware VIP Limited Duration Bond, Delaware VIP Total Return and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s specialized market knowledge; and (ii) in the case of the Delaware VIP Equity Income, Delaware VIP Growth and Income, Delaware VIP Opportunity, Delaware VIP Special Situations, Delaware VIP International and Delaware VIP Total Return Series, the Manager may permit MIMGL to execute Fund security trades on behalf of the Manager.

Macquarie Funds Management Hong Kong Limited
Macquarie Funds Management Hong Kong Limited (MFMHKL), located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong. MFMHKL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit MFMHKL to execute Fund security trades on behalf of the Manager.

A discussion of the basis for the Board’s approval of the subadvisory contracts will be available in the Series’ annual report to shareholders.

Who manages the Series

Portfolio managers

Below is a list of the portfolio managers who are primarily responsible for the day-to-day management of each Series and certain officers of the Series with whom the portfolio managers regularly consult. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Series.

John P. McCarthy, CFA Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager — Delaware VIP Fund For Income Series and Delaware VIP Investment Grade Series
John P. McCarthy is a senior portfolio manager and co-head for the firm’s high yield strategies, a role he assumed in July 2016. From December 2012 to June 2016, he was co-head of credit research on the firm’s taxable fixed income team. McCarthy rejoined Macquarie Investment Management (MIM) in March 2007 as a senior research analyst, after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Prior to rejoining the firm, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Adam H. Brown, CFA Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager — Delaware VIP Fund For Income Series
Adam H. Brown is a senior portfolio manager and co-head of the firm’s high yield strategies. He manages the bank loan portfolios and is a co-portfolio manager for the high yield, fixed rate multisector, and core plus strategies. Brown joined Macquarie Investment Management (MIM) in April 2011 as part of the firm’s integration of Macquarie Four Corners Capital Management, where he had worked since 2002. At Four Corners, he was a co-portfolio manager on the firm’s collateralized loan obligations (CLOs) and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned a bachelor’s degree in accounting from the University of Florida and an MBA from the A.B. Freeman School of Business at Tulane University.

Craig C. Dembek, CFA Executive Director, Global Head of Credit Research — Delaware VIP Fund For Income Series and Delaware VIP Investment Grade Series
Craig C. Dembek is global head of credit research and a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, and real estate investment trusts (REITs). He rejoined Macquarie Investment Management (MIM) in March 2007. During his previous time at the firm, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Paul A. Matlack, CFA Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist — Delaware VIP Fund For Income Series and Delaware VIP Investment Grade Series
Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Macquarie Investment Management (MIM) from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Robert A. Vogel Jr., CFA Vice President, Senior Portfolio Manager — Delaware VIP Equity Income Series and Delaware VIP Growth and Income Series
Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Macquarie Investment Management (MIM) in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the US Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the CFA Society New York, the CFA Institute, and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA Vice President, Senior Portfolio Manager, Team Leader — Delaware VIP Equity Income Series and Delaware VIP Growth and Income Series
Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team and assumed the role of team leader in October 2018. At Macquarie Investment Management (MIM), Lalvani has worked as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Kristen E. Bartholdson Vice President, Senior Portfolio Manager — Delaware VIP Equity Income Series and Delaware VIP Growth and Income Series
Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Macquarie Investment Management (MIM) in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004, she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Francis X. Morris Executive Director, Chief Investment Officer — Core Equity — Delaware VIP Opportunity Series
Francis X. Morris joined Macquarie Investment Management (MIM) in 1997 as a vice president and portfolio manager, and became the chief investment officer for Core Equity investments in 2004. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. In addition, Morris serves as a Trustee for the Macquarie Management Holdings, Inc. 401(k) and Retirement Plan. Prior to joining the firm, Morris was vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. He is a former member of the Business Advisory Council of the Providence College School of Business. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. He is a former officer of the National Association of Petroleum Investment Analysts.

Christopher S. Adams, CFA Vice President, Senior Portfolio Manager — Delaware VIP Opportunity Series
Christopher S. Adams is a senior portfolio manager on the firm’s Core Equity team and performs analysis and research to support the portfolio management function. He joined the team in 2000 and became a portfolio manager in November 2004. Prior to joining Macquarie Investment Management (MIM) in 1995 as assistant vice president of strategic planning, Adams had approximately 10 years of experience in the financial services industry in the United States and United Kingdom, including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Adams holds both bachelor’s and master’s degrees in history and economics from the University of Oxford, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. He is a past president of the CFA Society of Philadelphia.

Michael S. Morris, CFA Vice President, Senior Portfolio Manager — Delaware VIP Opportunity Series
Michael S. Morris is a senior portfolio manager on the firm’s Core Equity team and performs analysis and research to support the portfolio management function. He joined the team in July 2004 and became a portfolio manager in November 2004. Morris joined Macquarie Investment Management (MIM) in 1999 as assistant vice president and senior analyst. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA from The Wharton School of the University of Pennsylvania. He is a former member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA Vice President, Senior Portfolio Manager — Delaware VIP Opportunity Series
Donald G. Padilla is a senior portfolio manager on the firm’s Core Equity team and performs analysis and research to support the portfolio management function. He joined the team in 2000 and became a portfolio manager in November 2004. Padilla joined Macquarie Investment Management (MIM) in 1994 as assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining the firm, he held various positions at The Vanguard Group. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of the CFA Society of Philadelphia.

David E. Reidinger Vice President, Senior Portfolio Manager — Delaware VIP Opportunity Series
David E. Reidinger joined Macquarie Investment Management (MIM) in October 2016 as a senior portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From June 2004 to September 2016, Reidinger was a senior analyst and portfolio manager at Chartwell Investment Partners, where he worked on the firm’s small- and mid-cap growth strategies. Before that, Reidinger was a portfolio manager with Morgan Stanley Investment Management from 2000 to 2003, and a senior equity analyst with Tiger Management from 1998 to 2000. Reidinger began his career in 1993 as an equity research analyst with Goldman Sachs. With more than 20 years of experience as an analyst, he has covered a broad range of industries within the information technology, consumer, and industrial sectors. Reidinger earned bachelor’s degrees in both mathematics and economics from Fordham University, and an MBA from Columbia Business School.

Roger A. Early, CPA, CFA Chief Investment Officer of US Fixed Income — Delaware VIP Limited Duration Bond Series and Delaware VIP Investment Grade Series
Roger A. Early is an Executive Director and Chief Investment Officer of US Fixed Income. He rejoined Macquarie Investment Management (MIM) in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in the Americas in February 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left the firm as head of its US investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining the firm in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Who manages the Series

Brian C. McDonnell, CFA Executive Director, Head of US Fixed Income — Delaware VIP Limited Duration Bond Series
Brian C. McDonnell is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Macquarie Investment Management (MIM) in March 2007 as a vice president and senior structured products analyst/trader, assuming portfolio management responsibilities in 2009. Prior to joining the firm, he was a managing director and head of fixed income trading at Sovereign Securities, where he was responsible for risk management and hedging of the firm’s holdings. Earlier in his career, he spent more than 10 years in various fixed income capacities with Prudential Securities in New York. McDonnell has a bachelor’s degree in finance from Boston College, and he is a member of the CFA Society of Philadelphia.

Christopher S. Beck, CFA Executive Director, Chief Investment Officer — Small-Cap Value / Mid-Cap Value Equity — Delaware VIP Special Situations Series
Christopher S. Beck leads the firm’s Small-Cap Value / Mid-Cap Value Equity team. He is also a member of the Macquarie Investment Management (MIM) Global Management Committee. Prior to joining MIM in 1997 as a vice president and senior portfolio manager, he was vice president at Pitcairn Trust from 1995 to 1997, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware from 1992 to 1995 and held management positions during his seven years at Cypress Capital Management and four years at Wilmington Trust. Beck earned a bachelor’s degree at the University of Delaware and an MBA from Lehigh University, and he is a member of the CFA Society of Philadelphia and past president of the Wilmington Society of Securities Analysts.

Steven G. Catricks, CFA Vice President, Senior Portfolio Manager — Delaware VIP Special Situations Series
Steven G. Catricks is a senior portfolio manager for the Small-Cap Value / Mid-Cap Value Equity team, a role he assumed in July 2012. He joined the team in October 2010 as a senior equity analyst. He is responsible for the analysis, purchase, and sale recommendations of technology and business services securities for the firm’s Small-Cap Value / Mid-Cap Value portfolios. Prior to joining the Small-Cap Value / Mid-Cap Value Equity team, he was a portfolio manager for the firm’s Strategic Small-Cap Value team, focusing on the technology, healthcare, and telecommunication services sectors. He joined Macquarie Investment Management (MIM) in 2001 as an equity analyst, performing research and analysis for the firm’s Emerging Growth Equity team. Previously, Catricks was an equity analyst at BlackRock Financial from 1999 to 2001, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Catricks holds a bachelor’s degree in electrical engineering from Drexel University and a master’s degree in engineering from the University of Pennsylvania, and has nearly 20 years of experience in the technology industry. Catricks is a member of the Institute of Electrical and Electronics Engineers.]

Michael Foley, CFA Vice President, Senior Portfolio Manager — Delaware VIP Special Situations Series
Michael Foley is a senior portfolio manager for the US Small-Mid Cap Value Equity team, a role he assumed in July 2019. He joined Macquarie Investment Management (MIM) in February 2015 as a senior equity analyst for the US Small-Mid Cap Value Equity team. Foley is responsible for the analysis, purchase, and sale recommendations of financial services and real estate investment trust (REIT) securities for the firm’s US Small-Mid Cap Value Equity portfolios. Prior to joining the firm, Foley was an associate at Patriot Financial Partners, a private equity firm, from August 2011 to February 2015, focusing on the analysis of companies in the financial services sector. He started his career with Janney Montgomery Scott where he worked as an investment banking analyst within the financial institutions group from August 2009 to August 2011. Foley earned a bachelor’s degree in economics with dual concentrations in finance and accounting from The Wharton School of the University of Pennsylvania.

Kent P. Madden, CFA Vice President, Senior Portfolio Manager — Delaware VIP Special Situations Series
Kent P. Madden is a senior portfolio manager for the Small-Cap Value / Mid-Cap Value Equity team, a role he assumed in July 2012. He joined the team in December 2004 as an equity analyst and was promoted to senior equity analyst in October 2010. He is responsible for the analysis, purchase, and sale recommendations of consumer services, consumer cyclicals, consumer staples, healthcare, and transportation stocks for the firm’s Small-Cap Value / Mid-Cap Value portfolios. Prior to joining Macquarie Investment Management (MIM) he was an equity analyst at Gartmore Global Investments, where he specialized in technology and telecommunications. He has also worked as an equity analyst for Federated Investors, where he gained experience covering small-capitalization consumer stocks, and Lehman Brothers as a corporate finance analyst. Madden holds a bachelor’s degree in economics from DePauw University and an MBA from the University of Chicago.

Kelley McKee Carabasi, CFA Vice President, Senior Portfolio Manager — Delaware VIP Special Situations Series
Kelley McKee Carabasi is a senior portfolio manager for the Small-Cap Value / Mid-Cap Value Equity team, a role she assumed in July 2012. She joined the team in July 2005 as an equity analyst. She is responsible for the analysis, purchase, and sale recommendations of basic industry, capital spending, and utilities securities for the firm’s Small-Cap Value / Mid-Cap Value portfolios. Prior to joining Macquarie Investment Management (MIM) she participated in Lincoln Financial Group’s rotational Professional Development Program for three years. McKee earned a bachelor’s degree in finance from Georgetown University and an MBA from The Wharton School of the University of Pennsylvania.

Babak “Bob” Zenouzi Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS) — Delaware VIP Total Return Series
Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Macquarie Investment Management (MIM). Zenouzi created this team, including its process and its institutional and retail products, during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global real estate securities strategy. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined the firm in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA Vice President, Senior Portfolio Manager — Delaware VIP Total Return Series
Damon J. Andres joined Macquarie Investment Management (MIM) in 1994 as an analyst, and is currently a senior portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Kashif Ishaq Senior Vice President, Global Head of Corporate Bond Trading — Delaware VIP Investment Grade Series
Kashif Ishaq is global head of corporate bond trading. He plays an integral role in the investment process, managing investment grade corporate bond exposure within all the portfolios and performing relative value analysis across corporate curves and capital structures. He is also responsible for managing all corporate credit traders and maintaining key industry relationships. He started his fixed income career with Macquarie Investment Management (MIM) as a portfolio analyst on the firm’s insurance portfolio management team before taking a position as an investment grade trader. For the three years prior to joining MIM in August 2005, he participated in Lincoln Financial Group’s rotational Professional Development Program. He started the program as a financial analyst in the Hartford office, followed by a position in information technology, and lastly he spent a year in the client services department of Delaware Investments. Ishaq received his bachelor’s degree in corporate finance and accounting from Bentley College.

J. David Hillmeyer, CFA Executive Director, Head of Multisector/Global Fixed Income — Macquarie Investment Management, Americas — Delaware VIP Investment Grade Series
J. David Hillmeyer is head of multisector/global fixed income in the Americas. He is co-portfolio manager for the fixed rate diversified multisector, core plus, and investment grade corporate bond strategies. Prior to joining Macquarie Investment Management (MIM) in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor’s degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

Michael G. Wildstein, CFA Executive Director, Head of Credit and Insurance Asset Management — Delaware VIP Investment Grade Series
Michael G. Wildstein is a member of the firm’s fixed income portfolio management team. He manages corporate credit-related portfolios. Before joining the team, he was a senior corporate bond analyst focused on the telecommunications sector for high-grade and high yield portfolios. Prior to joining Macquarie Investment Management (MIM) in March 2007 as a senior research analyst, Wildstein spent five years at Merrill Lynch Investment Managers in various roles that included portfolio manager for the core bond team, corporate bond research analyst, and corporate bond trader. Before moving into investment management, Wildstein worked in finance, corporate strategy, and business development with several firms including RCN Corporation and AT&T Local Services. He earned a bachelor’s degree from the University of Tampa and an MBA from Drexel University.

Wayne A. Anglace, CFA Senior Vice President, Senior Portfolio Manager — Delaware VIP Investment Grade Series
Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s corporate and convertible bond strategies. Prior to joining Macquarie Investment Management (MIM) in March 2007 as a research analyst for the firm’s high grade, high yield, and convertible bond portfolios, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore, where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Stephen S. Smith, CFA Chief Executive Officer and Chief Investment Officer — Delaware VIP Growth Equity Series
Mr. Smith founded Smith Asset Management Group, L.P. in 1995, and serves as the company’s Chief Investment Officer. Mr. Smith has an engineering degree and an MBA, both from the University of Alabama, and he was awarded the Chartered Financial Analyst (CFA) designation in 1981. Mr. Smith is a member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

John D. Brim, CFA President and Portfolio Manager — Delaware VIP Growth Equity Series
Mr. Brim joined Smith Asset Management Group, L.P. in March 1998 and is a member of the Portfolio Management team. He earned his BS in Economics from Texas A & M University. He was awarded the Chartered Financial Analyst (CFA) designation in 1998. Mr. Brim is a member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

Who manages the Series

Eivind Olsen, CFA Portfolio Manager — Delaware VIP Growth Equity Series
Mr. Olsen joined Smith Asset Management Group, L.P. in May 2008 and is a member of the portfolio management team. He earned a BBA in Accounting and Finance from Texas Christian University and an MBA in Finance from the University of Texas. Mr. Olsen was awarded the Chartered Financial Analyst (CFA) designation in 2001. He is a member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

Wiley D. Angell Senior Portfolio Manager — Delaware VIP Covered Call Series
Mr. Angell, Senior Portfolio Manager of Ziegler Capital Management, LLC (ZCM), joined ZCM in May 2015. Prior to that, Angell served as the President and Chief Investment Officer of Fiduciary Asset Management LLC (FAMCO) since 2008.

Sean C. Hughes, CFA Senior Portfolio Manager — Delaware VIP Covered Call Series
Mr. Hughes, Senior Portfolio Manager of Ziegler Capital Management (ZCM), joined ZCM in May 2015. Prior to that, Hughes was a Vice President and Portfolio Manager with FAMCO since 2013. Mr. Hughes joined FAMCO in 2005 as a research analyst.

Chris Gowlland, CFA Vice President, Senior Quantitative Analyst — Macquarie Investment Management, Americas
Chris Gowlland is senior quantitative analyst for the firm's equity department. He also serves as portfolio manager for several different strategies in the firm's multi-asset class offerings, a role he assumed in July 2019. Gowlland joined Macquarie Investment Management (MIM) in May 2007 as vice president and senior quantitative analyst. Prior to joining the firm, he spent seven years working in fundamental equity research and corporate finance for Morgan Stanley and Commerzbank Securities, followed by two years as a quantitative strategist at Morgan Stanley and at State Street Global Markets. Gowlland holds a bachelor's degree in Chinese and Spanish from the University of Leeds (U.K.), a master's degree in development studies from Brown University, and another master's degree in international management from Thunderbird School of Global Management. He also spent several years in a Ph.D. program in political economy at Harvard University. Gowlland is a member of the CFA Institute, the CFA Society New York, the CFA Society of Philadelphia, and the Society of Quantitative Analysts.

Jens Hansen Managing Director, Chief Investment Officer — Global Equity Team — Delaware VIP International Series
Jens Hansen heads the firm’s Global Equity team and is a portfolio manager for the team’s strategies. He joined Macquarie Investment Management (MIM) in June 2018. Hansen has been a portfolio manager since 2001. Hansen started his career in 1982 with Spar Nord Bank, where he worked as an analyst and trader of bonds, equities, and derivatives. In 1994, he joined Nykredit Bank, where he worked as a bond trader. He attended the Aarhus School of Business where he gained a graduate diploma in business administration within finance and international trade.

Klaus Petersen, CFA Portfolio Manager — Global Equity Team — Delaware VIP International Series
Klaus Petersen is a portfolio manager for the firm’s Global Equity team. He joined Macquarie Investment Management (MIM) in June 2018. Petersen has been a portfolio manager since 2006. Previously, he worked for ATP, Denmark’s largest pension fund, beginning in 1999 as a senior portfolio manager and later in the role as team leader of the technology, media, and telecommunications team. He joined Codan Bank in 1996, first as a senior sales analyst and later as a senior portfolio manager. Between 1988 and 1996, Petersen worked for various brokers as an equity sales analyst. He started his career in 1984 as an administrator of pension pools at Faellesbanken in Denmark. Petersen attended the Copenhagen Business School where he gained a graduate diploma in business administration (financial and management accounting).

Claus Juul Portfolio Manager — Global Equity Team — Delaware VIP International Series
Claus Juul is a portfolio manager for the firm’s Global Equity team. He joined Macquarie Investment Management (MIM) in June 2018. Juul has been a portfolio manager since 2004. Prior to that, he was an equity analyst at Spar Nord Bank before becoming vice president of the research department in 2001. He started his career in 1998 with Sydbank as an equity analyst. He attended the Aarhus School of Business where he gained a master’s degree in economics and business administration.

Åsa Annerstedt Portfolio Manager — Global Equity Team — Delaware VIP International Series
Åsa Annerstedt is a portfolio manager for the firm’s Global Equity team. She joined Macquarie Investment Management (MIM) in June 2018. Annerstedt has been a portfolio manager since 2013. Prior to that, she was a member of the investment committee of a European Union fund dedicated to the financing of companies. Between 1999 and 2009, she managed award-winning European Small Cap and Global Equity portfolios at SEB Asset Management in Denmark. She started her career in 1996 as a business controller and consultant in Sweden. Annerstedt attended Ecole Supérieur de Commerce in Paris and Marseille and earned a master’s degree in finance and international trade from Lund University in Sweden.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Series’ Board, to appoint and replace both affiliated and unaffiliated subadvisers, and to enter into and make material amendments to the related subadvisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series’ subadvisers and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to subadvisers or subadvisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new subadviser within 90 days of the hiring.

Who’s who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the fund’s service providers.

Investment manager and sub-advisor: An investment manager is a company with overall responsibility for the management of a fund’s assets. A sub-advisor is a company generally responsible for the day-to-day management of the fund’s assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager. The investment manager or the sub-advisor (as applicable), as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series’ net asset value (NAV) and providing financial reporting for the series.

Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution fees, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

In addition, you may have received Standard Class shares as the result of a merger or reorganization of a predecessor fund.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Standard Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	.30%

* Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life insurance companies that have entered into service agreements with the Distributor.

Purchase and redemption of shares

Shares are sold only to separate accounts of life insurance companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale by the insurance company receiving a distribution in-kind could result in the payment of brokerage commissions and expose a contract owner to market risk until the securities are sold. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series’ advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series’ shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

Calculating share price

The Delaware VIP Government Cash Management Series is offered for purchase, redemption, and exchange at a stable price of $1.00 per share on each Business Day that the Series is open. The Delaware VIP Government Cash Management Series is generally open on each Business Day that the New York Stock Exchange (NYSE) is open. We strive to manage the value of the Delaware VIP Government Cash Management Series’ securities to stabilize the Series’ NAV at $1.00 per share. Although we make every effort to maintain a stable price and NAV, there is no assurance that we will always be able to do so. We normally value the Delaware VIP Government Cash Management Series’ portfolio securities at amortized cost, which approximates market value.

With respect to all other Series, the price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will pay that day’s closing Series share price, which is based on the Series’ NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Series share price. We reserve the right to reject any purchase order.

The Series determines the NAV per share at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). The Series does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series’ closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each Series is calculated by subtracting the liabilities of each Series from its total assets and dividing the resulting number by the number of shares outstanding for that Series. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. The Series generally prices securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when US markets are not. The Series prices fixed income securities on the basis of valuations provided to it by an independent pricing service that uses methods approved by the Board. For all other securities, the Series uses methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series, other than Delaware VIP Government Cash Management Series, use fair value pricing, they may take into account any factors they deem appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Series anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series value their securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board’s oversight.

Frequent trading of Series shares (market timing and disruptive trading)

The Series discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and their contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Important information about the Series

Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series consider short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserve the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by a Series on the next Business Day following receipt by a Series.

Redemptions will continue to be permitted in accordance with the Series’ then-current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

Each Series reserves the right to modify this policy at any time without notice, including modifications to a Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seek to make judgments and applications that are consistent with the interests of each Series’ contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If a Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Series’ shares may also force a Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Series’ performance, if, for example, a Series incurs increased brokerage costs and realization of capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Series’ frequent trading policy with respect to an omnibus account, the Series’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Series’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Series’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and their agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends daily for Delaware VIP Government Cash Management Series (distribute monthly) and annually for Delaware VIP Covered Call Strategy Series, Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Special Situations Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

Because the Series have not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Series.

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Additional information about the Series’ investments is available in their annual and semiannual shareholder reports. In the Series’ annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual reports, or if you have any questions about investing in the Series, write to us at Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620 by mail or call toll-free 800 423-4026. The SAI and shareholder reports are available, free of charge, through the Series’ website at delawarefunds.com/dcio/literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company's website.

You can find reports and other information about the Series on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, after paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-04413

PR-[____] [____] PDF [____] [7/19]

Prospectus

Delaware VIP® Trust

Delaware VIP Total Return Series
Delaware VIP Investment Grade Series

Service Class

July 19, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Funds’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from a Fund or from your financial intermediary, such as a broker-dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 423-4026. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/dcio/literature.

Series summaries

Delaware VIP® Total Return Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Total Return Series seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.22%
Total annual series operating expenses	1.17%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$119
3 years	$372

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series’ Manager.

In connection with the determination of the Series’ allocation ranges, the Series’ investment manager, Delaware Management Company (Manager), considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Manager. Reallocations are expected to occur infrequently. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited (MIMGL), and Macquarie Funds Management Hong Kong Limited (MFMHKL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series may permit its affiliates, MIMGL and MFMHKL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

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Series summaries

The Series’ investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Series’ investments in bonds are primarily diversified among different types of bonds and other debt securities, including corporate bonds, US Government securities and mortgage-backed and other asset-backed securities. The Manager selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but rely principally on their own research and investment analysis. In managing the high yield, below investment grade corporate bond portion of the Series, the Manager focuses on investments they believe can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations.

In addition, the Manager may also invest in exchange-traded funds (ETFs) that could expose the Series to high yield securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Series will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Series will use the market value of a derivatives instrument.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Allocation risk — The Series may allocate assets to investment classes that underperform other classes. For example, the Series may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer  and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer's financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Series significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

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Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving issuers. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions. Certain investments may be difficult or impossible to sell at a favorable time or price when the Series requires liquidity to make redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Series’ sensitivity to rising interest rates and its potential for price declines.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

How has Delaware VIP® Total Return Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

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Series summaries

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Babak “Bob” Zenouzi	Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)	2019
Damon J. Andres, CFA	Vice President, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Macquarie Funds Management Hong Kong Limited (MFMHKL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Delaware VIP® Investment Grade Series

The Series is closed to new purchases.

What is the Series’ investment objective?

Delaware VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

What are the Series’ fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.50%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.16%
Total annual series operating expenses	0.96%

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$98
3 years	$306

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. Because the Series commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Series’ principal investment strategies?

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities. Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Series’ investment manager, Delaware Management Company (Manager), to be of equivalent quality.

The Series primarily invests in investment grade corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The

5

Series summaries

Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in exchange-traded funds (ETFs) that could expose the Series to high yield securities.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of the debt securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Series’ sensitivity to interest rates and its potential for price declines.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

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How has Delaware VIP® Investment Grade Series performed?

There is no performance information for the Series because the Series had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Series’ most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/dcio/performance.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Roger A. Early, CPA, CFA	Chief Investment Officer of US Fixed Income	2019
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	2019
Craig C. Dembek, CFA	Executive Director, Global Head of Credit Research	2019
John P. McCarthy, CFA	Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager	2019
Kashif Ishaq	Senior Vice President, Global Head of Corporate Bond Trading	2019
J. David Hillmeyer, CFA	Executive Director, Head of Multisector/Global Fixed Income — Macquarie Investment Management, Americas	2019
Michael G. Wildstein, CFA	Executive Director, Head of Credit and Insurance Asset Management	2019
Wayne A. Anglace, CFA	Senior Vice President, Senior Portfolio Manager	2019

Subadvisers

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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How we manage the Series

Our principal investment strategies

Delaware VIP Total Return Series

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series’ Manager. Derivatives are included for the purpose of these allocations.

In connection with the determination of the Series’ allocation ranges, the Manager considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges are actively monitored by the Series’ Manager and may change due to, among other things, market fluctuations or reallocation decisions by the Manager. Reallocations outside of the above ranges are expected to occur infrequently.

The Manager selects investments in common stocks based on their potential for capital growth, current income or both. The Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends. The Manager will normally diversify the Series’ stock holdings among stocks of large-, mid- and small-size companies.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Manager selects individual investments in bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Manager will typically diversify its bond holdings among different types of bonds and other debt securities, including corporate bonds, US Government securities, US Government-sponsored enterprise securities, which may not be backed by the full faith and credit of the US Government, and mortgage-backed and other asset-backed securities.

The Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Series may also be exposed to high yield securities through the Manager’s investments in exchange-traded funds (ETFs).

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager primarily focus on investments they believe can generate attractive and consistent income. In addition, the manager may seek investments that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, they rely principally on their own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations. They may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

The Series will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Series will use the market value of a derivative instrument.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

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Delaware VIP Investment Grade Series

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities (80% policy). The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days notice before changing this 80% policy. The Series defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s or S&P or that are unrated but determined by the Series’ Manager to be of equivalent quality. The Series will not necessarily sell an investment if its rating is reduced.

The Series invests primarily in investment grade corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. The Manager attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting investments, the Manager considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Manager also considers ratings assigned by ratings services in addition to its own research and investment analysis. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the Manager’s expectations, or a more attractive investment is available.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Manager may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities. By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Series may also be exposed to high yield securities through the Manager’s investments in exchange traded funds (ETFs). Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to increase, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Series reserves the right to take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Series may also choose not to take defensive positions.

While the Series may use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to effect diversification, the Series will use derivatives to manage duration, to earn additional income, or to gain exposure to a market (or segment of a market). It will not use derivatives for reasons inconsistent with its investment objective. The Manager also researches and continually monitors the creditworthiness of current or potential counterparties to its derivatives transactions.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

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How we manage the Series

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. Because of the nature of the Series, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Delaware VIP Total Return Series

Allocation risk

The allocation of the Series’ investments may have a significant effect on its performance. The Series may allocate assets to investment classes that underperform other classes. For example, the Series may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit risk

This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal. Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities. The lowest rated category of investment grade debt securities may have speculative characteristics. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.

Credit risk also applies to securities issued or guaranteed by the US Government and by US Government-sponsored enterprises that are not backed by the full faith and credit of the US Government. The securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation. For example, securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) are not backed by the full faith and credit of the US Government. A security backed by the US Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although the US Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.

Derivatives Risk

Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. There may be an imperfect correlation between the price of a derivative and the market value of the assets hedged. The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position. These investments can increase the Series’ share price, magnify potential losses and expose the Series to significant additional costs. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Series may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Foreign securities risk

There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened when investing in non-US markets, especially in smaller, less-developed or emerging markets. For example, fluctuations in the exchange rates between the US dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent

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regulation and supervision of foreign securities markets, custodians and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control laws and/or regulations and potential restrictions on the flow of capital. Many foreign countries impose withholding taxes on income and realized gains from investments in securities of issuers located in such countries, which the Series may not recover. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Some foreign governments may default on principal and interest payments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the Series to pursue its rights against a foreign government in that country’s courts. To the extent the Series invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region. As a result, it may be more volatile than a more geographically diversified fund.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market values of bonds and other debt securities are affected by changes in interest rates. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates. Duration is a measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a debt security’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of debt securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%. The yields received by the Series on its investments will generally decline as interest rates decline.

Liquidity risk

The Series is susceptible to the risk that certain securities may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. As a result, the Series may have to lower the price on certain securities that it is trying to sell, sell the securities at a loss, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Series management or performance. The Series could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Series. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets. High yield debt securities also tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a time and price that would be beneficial to the Series, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Market risk

Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

There is also the possibility that the value of the Series’ investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Series’ fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Series.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Series’ ability to buy or sell debt securities, and increase their volatility and trading costs.

Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. The Series is susceptible to the risk

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How we manage the Series

that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements.

Mid-size and small-size company risk

The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. Mid- and small-size companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger issuers, may depend on a few key employees and may have less predictable earnings. Stocks of mid- to small-size companies are not as broadly traded as stocks of larger issuers and less publicly available information may be available about them. At times, it may be difficult for the Series to sell mid- to small-size company stocks at reasonable prices.

Prepayment and extension risk

The Series is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities. When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, borrowers tend to repay their loans less quickly which will generally increase both the Series’ sensitivity to rising interest rates and its potential for price declines. The impact of prepayments and extensions on the price of mortgage-backed and other asset-backed securities may be difficult to predict and may increase their price volatility.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

REIT risk

In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. The failure of a company in which the Series invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Series. REITs also are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs to protect its investments. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

Delaware VIP Investment Grade Series

Credit risk

This is the risk that an issuer of bonds and other debt securities will be unable or unwilling to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to

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fail to make timely payments of interest or principal. Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rated category of investment grade securities may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest. During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Credit risk also applies to securities issued or guaranteed by the US Government and by US Government-sponsored enterprises that are not backed by the full faith and credit of the US Government. The securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation. For example, securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) are not backed by the full faith and credit of the US Government. A security backed by the US Government or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although the US Treasury has supported Fannie Mae and Freddie Mac in the past, there is no guarantee it would do so again. Congress may alter the activities or operations of Fannie Mae and Freddie Mac, which could negatively impact the credit risk associated with Fannie Mae and Freddie Mac securities.

Derivatives Risk

Investments in US Treasury futures and options on US Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. There may be an imperfect correlation between the price of a derivative and the market value of the price of the assets hedged. The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position. These investments can increase the Series’ share price, magnify potential losses and expose the Series to significant additional costs. In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Series may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of a secondary trading market.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

High yield (junk bond) risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk

The market values of bonds and other debt securities are affected by changes in interest rates. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates. Duration is a measure of a debt security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%. The yields received by the Series on its investments will generally decline as interest rates decline.

Liquidity risk

The Series is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Series, which could decrease the overall level of the Series’ liquidity and its ability to sell securities to meet redemptions. As a result, the Series may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could

13

How we manage the Series

adversely affect the Series. The Series could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Series. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series.

High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.

Market risk

The prices of the securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. There is also the possibility that the value of the Series’ investments in high yield securities will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions and stock market volatility can cause the prices of the Series’ fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Series. The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Series’ ability to buy or sell debt securities, and increase their volatility and trading costs. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Prepayment and extension risk

The Series is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities. When interest rates decline, borrowers tend to refinance their loans and the loans that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, borrowers tend to repay their loans less quickly, which generally will increase the Series’ sensitivity to interest rates and its potential for price declines. The impact of prepayments and extensions on the price of mortgage-backed or other asset-backed securities may be difficult to predict and may increase their price volatility.

Sector risk

Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to decline. To the extent the Series has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Series.

Active management and selection risk

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer. Declines in certain stocks could detract from the Series’ returns even when the broad market is flat or increasing and the Series’ call option writing strategy may make it difficult for the Series to dispose of underperforming securities.

Disclosure of portfolio holdings information

A description of the Series’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

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Who manages the Series

Investment manager

The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Series’ investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of Dec. 31, 2018, $157.9 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series’ business affairs, and provides daily administrative services. The Series are new and the Manager has not received a fee as of the date of this Prospectus.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract will be available in the Series’ annual report to shareholders.

Subadvisers

Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is located at Kaerntner Strasse 28, 1010 Vienna, Austria. MIMAK is an affiliate of the Manager and a part of Macquarie Investment Management (MIM). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK’s specialized market knowledge.

Macquarie Investment Management Global Limited
Macquarie Investment Management Global Limited, (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, (i) in the case of the Delaware VIP Total Return and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMGL and the Manager may also permit MIMGL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL’s specialized market knowledge; and (ii) in the case of the Delaware VIP Total Return Series, the Manager may permit MIMGL to execute Fund security trades on behalf of the Manager.

Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe Limited, (MIMEL), is located at 28 Ropemaker Street, London, England. MIMEL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

Macquarie Funds Management Hong Kong Limited
Macquarie Funds Management Hong Kong Limited (MFMHKL), located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong. MFMHKL is an affiliate of the Manager and a part of MIM. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit MFMHKL to execute Fund security trades on behalf of the Manager.

A discussion of the basis for the Board’s approval of the contracts will be available in the Series’ annual report to shareholders.

Portfolio managers

Below is a list of the portfolio managers who are primarily responsible for the day-to-day management of each Series and certain officers of the Series with whom the portfolio managers regularly consult. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Series.

John P. McCarthy, CFA Senior Vice President, Co-Head of High Yield, Senior Portfolio Manager — Delaware VIP Investment Grade Series
John P. McCarthy is a senior portfolio manager and co-head for the firm’s high yield strategies, a role he assumed in July 2016. From December 2012 to June 2016, he was co-head of credit research on the firm’s taxable fixed income team. McCarthy rejoined Macquarie Investment Management (MIM) in March 2007 as a senior research analyst, after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Prior to rejoining the firm, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

15

Who manages the Series

Craig C. Dembek, CFA Executive Director, Global Head of Credit Research — Delaware VIP Investment Grade Series
Craig C. Dembek is global head of credit research and a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, and real estate investment trusts (REITs). He rejoined Macquarie Investment Management (MIM) in March 2007. During his previous time at the firm, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Paul A. Matlack, CFA Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist — Delaware VIP Investment Grade Series
Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Macquarie Investment Management (MIM) from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Roger A. Early, CPA, CFA Chief Investment Officer of US Fixed Income — Delaware VIP Investment Grade Series
Roger A. Early is an Executive Director and Chief Investment Officer of US Fixed Income. He rejoined Macquarie Investment Management (MIM) in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in the Americas in February 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left the firm as head of its US investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining the firm in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Babak “Bob” Zenouzi Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS) — Delaware VIP Total Return Series
Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Macquarie Investment Management (MIM). Zenouzi created this team, including its process and its institutional and retail products, during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global real estate securities strategy. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined the firm in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA Vice President, Senior Portfolio Manager — Delaware VIP Total Return Series
Damon J. Andres joined Macquarie Investment Management (MIM) in 1994 as an analyst, and is currently a senior portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Kashif Ishaq Senior Vice President, Global Head of Corporate Bond Trading — Delaware VIP Investment Grade Series
Kashif Ishaq is global head of corporate bond trading. He plays an integral role in the investment process, managing investment grade corporate bond exposure within all the portfolios and performing relative value analysis across corporate curves and capital structures. He is also responsible for managing all corporate credit traders and maintaining key industry relationships. He started his fixed income career with Macquarie Investment Management (MIM) as a portfolio analyst on the firm’s insurance portfolio management team before taking a position as an investment grade trader. For the three years prior to joining MIM in August 2005, he participated in Lincoln Financial Group’s rotational Professional Development Program. He started the program as a financial analyst in the Hartford office, followed by a position in information technology, and lastly he spent a year in the client services department of Delaware Investments. Ishaq received his bachelor’s degree in corporate finance and accounting from Bentley College.

J. David Hillmeyer, CFA Executive Director, Head of Multisector/Global Fixed Income — Macquarie Investment Management, Americas — Delaware VIP Investment Grade Series
J. David Hillmeyer is head of multisector/global fixed income in the Americas. He is co-portfolio manager for the fixed rate diversified multisector, core plus, and

16

investment grade corporate bond strategies. Prior to joining Macquarie Investment Management (MIM) in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor’s degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

Michael G. Wildstein, CFA Executive Director, Head of Credit and Insurance Asset Management — Delaware VIP Investment Grade Series
Michael G. Wildstein is a member of the firm’s fixed income portfolio management team. He manages corporate credit-related portfolios. Before joining the team, he was a senior corporate bond analyst focused on the telecommunications sector for high-grade and high yield portfolios. Prior to joining Macquarie Investment Management (MIM) in March 2007 as a senior research analyst, Wildstein spent five years at Merrill Lynch Investment Managers in various roles that included portfolio manager for the core bond team, corporate bond research analyst, and corporate bond trader. Before moving into investment management, Wildstein worked in finance, corporate strategy, and business development with several firms including RCN Corporation and AT&T Local Services. He earned a bachelor’s degree from the University of Tampa and an MBA from Drexel University.

Wayne A. Anglace, CFA Senior Vice President, Senior Portfolio Manager — Delaware VIP Investment Grade Series
Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s corporate and convertible bond strategies. Prior to joining Macquarie Investment Management (MIM) in March 2007 as a research analyst for the firm’s high grade, high yield, and convertible bond portfolios, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore, where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Series’ Board, to appoint and replace both affiliated and unaffiliated subadvisers, and to enter into and make material amendments to the related subadvisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series’ subadvisers and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to subadvisers or subadvisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new subadviser within 90 days of the hiring.

Who’s who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the fund’s service providers.

Investment manager and sub-advisor: An investment manager is a company with overall responsibility for the management of a fund’s assets. A sub-advisor is a company generally responsible for the day-to-day management of the fund’s assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager. The investment manager or the sub-advisor (as applicable), as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

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Who manages the Series

Custodian/fund accountant: The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series’ net asset value (NAV) and providing financial reporting for the series.

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Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution fees, or “Rule 12b-1” fees. The 12b-1 plan of Delaware VIP® Trust (Trust) allows the Trust to pay distribution fees of up to 0.30% per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the Rule 12b-1 fees are paid out of Service Class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Service Class*
Commission (%)	—
Fee to Dealer (annual rate of average daily net assets)	0.30%

* Pursuant to the Series’ 12b-1 plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%.

Purchase and redemption of shares

Shares are sold only to separate accounts of life insurance companies at NAV (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale by the insurance company receiving a distribution in-kind could result in the payment of brokerage commissions and expose a contract owner to market risk until the securities are sold. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series’ advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial

19

Important information about the Series

Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series’ shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

Calculating share price

The Delaware VIP Government Cash Management Series is offered for purchase, redemption, and exchange at a stable price of $1.00 per share on each Business Day that the Series is open. The Delaware VIP Government Cash Management Series is generally open on each Business Day that the New York Stock Exchange (NYSE) is open. We strive to manage the value of the Delaware VIP Government Cash Management Series’ securities to stabilize the Series’ NAV at $1.00 per share. Although we make every effort to maintain a stable price and NAV, there is no assurance that we will always be able to do so. We normally value the Delaware VIP Government Cash Management Series’ portfolio securities at amortized cost, which approximates market value.

With respect to all other Series, the price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will pay that day’s closing Series share price, which is based on the Series’ NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Series share price. We reserve the right to reject any purchase order.

The Series determines the NAV per share at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). The Series does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series’ closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each Series is calculated by subtracting the liabilities of each Series from its total assets and dividing the resulting number by the number of shares outstanding for that Series. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. The Series generally prices securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when US markets are not. The Series prices fixed income securities on the basis of valuations provided to it by an independent pricing service that uses methods approved by the Board. For all other securities, the Series uses methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series, other than Delaware VIP Government Cash Management Series, use fair value pricing, they may take into account any factors they deem appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Series anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series value their securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board’s oversight.

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Frequent trading of Series shares (market timing and disruptive trading)

The Series discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and their contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series consider short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserve the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by a Series on the next Business Day following receipt by a Series.

Redemptions will continue to be permitted in accordance with the Series’ then-current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

Each Series reserves the right to modify this policy at any time without notice, including modifications to a Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seek to make judgments and applications that are consistent with the interests of each Series’ contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If a Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Series’ shares may also force a Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Series’ performance, if, for example, a Series incurs increased brokerage costs and realization of capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under

21

Important information about the Series

common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Series’ frequent trading policy with respect to an omnibus account, the Series’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Series’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Series’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Series shares.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and their agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

22

Certain management considerations

Investments by fund of funds and similar investment vehicles

Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

23

Financial highlights

Because the Series have not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Series.

24

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Additional information about the Series’ investments is available in their annual and semiannual shareholder reports. In the Series’ annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during the period covered by the report. You can find more information about the Series in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual reports, or if you have any questions about investing in the Series, write to us at Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620 by mail or call toll-free 800 423-4026. The SAI and shareholder reports are available, free of charge, through the Series’ website at delawarefunds.com/dcio/literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company's website.

You can find reports and other information about the Series on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, after paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-04413

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Statement of Additional Information

Delaware VIP® Trust

Series
Delaware VIP Covered Call Strategy Series
Delaware VIP Fund for Income Series
Delaware VIP Growth Equity Series
Delaware VIP Equity Income Series
Delaware VIP Government Cash Management Series
Delaware VIP Growth and Income Series
Delaware VIP Opportunity Series
Delaware VIP Limited Duration Bond Series
Delaware VIP Special Situations Series
Delaware VIP International Series
Delaware VIP Total Return Series
Delaware VIP Investment Grade Series

July 19, 2019

Delaware Funds by Macquarie, Raritan Plaza 1, Edison, NJ 08837-3620 (regular mail)

For a Prospectus, Performance, and Information on Existing Accounts: 800 423-4026
For Dealer Services (Broker/Dealers only): 800 524-2803

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectuses (each a “Prospectus” and collectively, the “Prospectuses”), each dated July 19, 2019, and as they may be amended from time to time, for Delaware VIP Covered Call Strategy Series, Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Government Cash Management Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Special Situations Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series (each, a “Series” and collectively, the “Series”).

This SAI should be read in conjunction with the Prospectuses for the variable contracts and the Series. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectuses.

The Prospectuses may be obtained through our website at delawarefunds.com/dcio/literature; by writing or calling your financial advisor; or by contacting the Series’ distributor, Delaware Distributors, L.P. (the “Distributor”), at the above addresses, or by calling the above phone numbers. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA. When available, the Series’ financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm will be incorporated by reference from each Series' annual report (“Annual Report”) into this SAI. When available, an Annual Report will accompany any request for this SAI. When available, an Annual Report can be obtained, without charge, by calling 800 423-4026.

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Organization and Classification

This SAI describes the Series, which are series of Delaware VIP® Trust (the “Trust”). The Series’ investment manager is Delaware Management Company (the “Manager” or “DMC”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust). Ziegler Capital Management LLC (“ZCM”) serves as a subadviser to Delaware VIP® Covered Call Strategy Series, and Smith Asset Management Group, L.P. (“Smith”) serves as subadviser to Delaware VIP® Growth Equity Series. For purposes of the “Investment Strategies and Risks” a reference to the Manager may also include ZCM or Smith with respect to the Delaware VIP® Covered Call Strategy Series and Delaware VIP® Growth Equity Series, respectively.

Organization

The Trust was originally organized as a Maryland corporation in 1987 and was subsequently reorganized as a Delaware statutory trust on Dec. 15, 1999.

Classification

The Trust is an open-end management investment company.

Each of the Series’ (except Delaware VIP International Series) portfolio of assets is “diversified” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers. Delaware VIP International Series is a “nondiversified” series as defined by the 1940 Act. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on an investment held by the Series may affect a larger portion of its overall assets and subject it to greater risks and volatility.

Investment Objectives, Restrictions, and Policies

Investment Objectives

Each Series’ investment objective is described in its Prospectus.

Fundamental Investment Restrictions

The Trust has adopted the following restrictions for each Series which cannot be changed without approval by the holders of a “majority” of the respective Series’ outstanding shares, which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Series purchases securities.

Each Series may not:

1. With respect to each Series (except Delaware VIP Government Cash Management Series), make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Delaware VIP International Series shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations. Delaware VIP Government Cash Management Series shall not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry or group of industries; provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in bank instruments.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

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Investment Objectives, Restrictions, and Policies

6. Make personal loans or loans of its assets to persons who control or are under common control with a Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Series will be subject to the following investment restriction, which is considered nonfundamental and may be changed by the Trust’s Board of Trustees (“Board”) without shareholder approval: A Series may not invest more than 10% (5% for Delaware VIP® Government Cash Management Series and 15% for Delaware VIP® Limited-Term Diversified Income Series, Delaware VIP® High Yield Series, and Delaware VIP® U.S. Growth Series) of its respective net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the applicable Series has valued the investment.

The Series have been advised by the staff of the SEC that it is the staff’s position, under the 1940 Act, that a Series may invest (a) no more than 10% of its assets in the aggregate in certain collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) which are deemed to be investment companies under the 1940 Act and issue their securities pursuant to an exemptive order from the SEC and (b) no more than 5% of its assets in any single issue of such CMOs or REMICs.

For purposes of a Series’ concentration policy, the Series intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry. In applying a Series’ fundamental policy concerning concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry) described above, it is a matter of nonfundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, insurance, insurance companies, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) the technology sector will be divided into various sub-categories (e.g., computers, internet, software, semiconductors, software, and telecommunication services). In addition, in applying its policy on concentration, Delaware VIP International Series will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, pharmaceuticals and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies and entertainment).

Except for the Series’ policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Series’ respective investment objective. The Series are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Series’ respective investment objective. The Series will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Series’ respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Series’ portfolio. A turnover rate of 100% would occur, for example, if all of a Series’ investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Series’ shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Series may hold securities for any period of time.

As of the date of this SAI, the Series have no portfolio turnover.

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4

Investment Strategies and Risks

The Series’ strategies and risks are described in the Prospectuses. Certain additional information is provided below. The investment strategies that may be used by each Series, including strategies to invest in particular types of securities or financial instruments, are listed herein. The investment strategies that each Series currently uses or currently anticipates using are noted by a check (✓) mark. The investment strategies that each Series does not currently anticipate using are noted by a dash (–) mark. These notations only represent the current intentions of the Series with respect to using the checked investment strategies. Each Series may engage in any of the investment strategies listed, even if it has no current intention to do so as noted, as long as there is no specific investment policy prohibiting the Series from engaging in the strategy. Each Series also reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The following discussion supplements the description of the Series’ investment strategies and risks that are included in the Prospectuses. The Series' investment strategies are nonfundamental and may be changed without shareholder approval.

Delaware VIP Covered Call Strategy Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	–
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	–
Syndicated Bank Loans	–
US Government Securities*	✓
Variable and Floating Rate Securities	–
Zero Coupon and Pay-In-Kind Bonds	–
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	–
Master Limited Partnerships	–
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	–
Inverse Floaters	–
Interest Rate Swaps	–
Options	✓
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Investment Strategies and Risks

Delaware VIP Fund for Income Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	–
Other Asset-Backed Securities	✓
Municipal Securities	–
Syndicated Bank Loans	✓
US Government Securities*	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	–
Common Stocks, Preferred Stocks, Rights and Warrants	–
Shares of Other Investment Companies	–
Shares of Exchange Traded Funds	–
Real Estate Related Companies and Real Estate Investment Trusts	–
Master Limited Partnerships	–
Foreign Securities Exposure	–
Depositary Receipts	–
Foreign Securities Traded in the US	–
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	–
Interest Rate Swaps	–
Options	✓
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Delaware VIP Growth Equity Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	–
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	–
Syndicated Bank Loans	–
US Government Securities*	✓
Variable and Floating Rate Securities	–
Zero Coupon and Pay-In-Kind Bonds	–
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	–
Master Limited Partnerships	–
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	–
Credit-Linked Securities	–
Inverse Floaters	–
Interest Rate Swaps	–
Options	–
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	–
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Investment Strategies and Risks

Delaware VIP Equity Income Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	–
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	✓
Syndicated Bank Loans	–
US Government Securities*	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	✓
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	–
Inverse Floaters	–
Interest Rate Swaps	–
Options	✓
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Delaware VIP Government Cash Management Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	–
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	–
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	–
Syndicated Bank Loans	–
US Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	–
Equity Securities	–
Common Stocks, Preferred Stocks, Rights and Warrants	–
Shares of Other Investment Companies	–
Shares of Exchange Traded Funds	–
Real Estate Related Companies and Real Estate Investment Trusts	–
Master Limited Partnerships	–
Foreign Securities Exposure	–
Depositary Receipts	–
Foreign Securities Traded in the US	–
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	–
Interest Rate Swaps	–
Options	✓
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	–
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	✓
Temporary Borrowing	✓
Temporary Defensive Investments	–

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Investment Strategies and Risks

Delaware VIP Growth and Income Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	–
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	–
Syndicated Bank Loans	–
US Government Securities*	✓
Variable and Floating Rate Securities	–
Zero Coupon and Pay-In-Kind Bonds	–
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	–
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	–
Credit-Linked Securities	–
Inverse Floaters	–
Interest Rate Swaps	–
Options	✓
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	–
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Delaware VIP Opportunity Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	–
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	–
Syndicated Bank Loans	–
US Government Securities*	✓
Variable and Floating Rate Securities	–
Zero Coupon and Pay-In-Kind Bonds	–
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	✓
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	–
Credit-Linked Securities	–
Inverse Floaters	–
Interest Rate Swaps	–
Options	–
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	–
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Investment Strategies and Risks

Delaware VIP Limited Duration Bond Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	✓
Municipal Securities	✓
Syndicated Bank Loans	✓
US Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	–
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	–
Master Limited Partnerships	–
Foreign Securities Exposure	✓
Depositary Receipts	–
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	–
Interest Rate Swaps	–
Options	✓
Futures	✓
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

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Delaware VIP Special Situations Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	–
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	–
Syndicated Bank Loans	–
US Government Securities*	✓
Variable and Floating Rate Securities	–
Zero Coupon and Pay-In-Kind Bonds	–
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	✓
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	–
Credit-Linked Securities	–
Inverse Floaters	–
Interest Rate Swaps	–
Options	–
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Investment Strategies and Risks

Delaware VIP International Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	–
Convertible Debt Securities	–
High Yield Securities	–
Mortgage-Backed Securities	–
Other Asset-Backed Securities	–
Municipal Securities	–
Syndicated Bank Loans	–
US Government Securities*	✓
Variable and Floating Rate Securities	–
Zero Coupon and Pay-In-Kind Bonds	–
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	–
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	–
Credit-Linked Securities	–
Inverse Floaters	–
Interest Rate Swaps	–
Options	–
Futures	–
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Delaware VIP Total Return Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	✓
Municipal Securities	✓
Syndicated Bank Loans	✓
US Government Securities*	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	✓
Master Limited Partnerships	–
Foreign Securities Exposure	✓
Depositary Receipts	✓
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	–
Interest Rate Swaps	–
Options	✓
Futures	✓
Forwards	–
Restricted and Illiquid Securities/Direct Real Estate	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

*	The Manager may invest the Series’ cash balance in US Government securities and other short-term investments.

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Investment Strategies and Risks

Delaware VIP Investment Grade Series	✓ Series uses or currently anticipates using	– Series does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	✓
High Yield Securities	✓
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	✓
Municipal Securities	✓
Syndicated Bank Loans	✓
US Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, Rights and Warrants	–
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Related Companies and Real Estate Investment Trusts	–
Master Limited Partnerships	–
Foreign Securities Exposure	✓
Depositary Receipts	–
Foreign Securities Traded in the US	✓
Foreign Securities Traded in Foreign Markets	–
Foreign Securities Traded in Emerging Markets	–
Foreign Currency	–
Derivatives	✓
Credit-Linked Securities	✓
Inverse Floaters	–
Interest Rate Swaps	–
Options	✓
Futures	✓
Forwards	–
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	–
Short Sales	–
Repurchase Agreements	–
Temporary Borrowing	✓
Temporary Defensive Investments	✓

Debt Securities

The Series may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security generally increases. This is referred to as interest rate risk. A wide variety of factors can cause interest rates to rise. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of US economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil. Interest rates have recently increased and may continue to rise, perhaps substantially and/or rapidly, potentially resulting in significant losses to the Series. Following the financial crisis that began in 2007, the Federal Reserve attempted to stabilize the US economy and support the US economic recovery by keeping the federal funds rate low and engaging in quantitative easing. As the Federal Reserve raises the federal funds rate and unwinds its quantitative easing program, there is a risk that interest rates across the US financial system will continue to rise. These policy changes may expose debt and related markets to heightened volatility and may reduce liquidity for certain Series investments, which could cause the value of the Series’ investments and

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share prices to decline. To the extent the Series experience high redemptions because of these policy changes, the Series may experience increased portfolio turnover, which will increase the costs that the Series incur and may lower the Series’ performance. The liquidity levels of the Series’ portfolios may also be negatively affected.

The market value of most debt securities is influenced by the credit risks associated with such securities. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Series may be rated investment grade, may be rated below investment grade, or may be unrated. Investment grade securities are securities rated, at the time of purchase, by a nationally recognized statistical ratings organization (“NRSRO”) within one of the top four categories, or if unrated, judged by the adviser or subadviser, as applicable, to be of comparable credit quality. Debt obligations rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by Standard & Poor’s Ratings Services (“S&P”) or BBB- or higher by Fitch Ratings, Inc. (“Fitch”) are considered investment grade by the respective NRSRO. Bonds that are rated lower than Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch are considered below investment grade by the respective NRSRO (commonly known as “junk bonds” or “high yield”) and are referred to herein as “High Yield Securities.” In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are inherently speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations that are rated Baa3 by Moody’s or higher or BBB- by S&P or higher have speculative characteristics. For a discussion of the NRSRO ratings used by certain Series in making investment decisions, see “Debt Securities — High Yield Securities” below. For a discussion of investments in foreign government debt obligations and foreign debt securities, see “Foreign Securities Exposure” and also “Foreign Securities Exposure —  Foreign Securities Traded in the United States” below.

Commercial Paper and Other Short-Term Investments. The Series may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), short-term corporate bonds, and short-term obligations issued by the US Government, its agencies, or instrumentalities. The Series also may invest in short-term foreign corporate debt securities denominated in US dollars or foreign currencies. Short-term foreign debt securities include Yankee dollar obligations (US dollar denominated securities issued by foreign corporations and traded on US markets) and Eurodollar obligations (US dollar denominated securities issued by foreign corporations and traded on foreign markets). The Series may invest indirectly in commercial paper and other short-term investments or in other money market investments. Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933 (the “1933 Act”), such as Section 3(a)(3) or 4(2). The commercial paper purchased by the Series may be liquid or illiquid. See “Restricted and Illiquid Securities” below for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Series may be rated or unrated and may be issued by banks or bank holding companies. The commercial paper purchased by the Series may also take the form of short-term promissory notes with a maturity of up to 270 days that are backed by assets, such as credit card and other receivables. See “Debt Securities — Other Asset-Backed Securities” below. The Series may invest indirectly in commercial paper and other short-term investments or in other money market investments.

Bank obligations in which the Series may invest include certificates of deposit, bankers’ acceptances and time deposits in US banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.  The Series also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of the US Government, a Series will generally assume positions considerably in excess of the insurance limits.

The Series may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by a Series. Foreign banks are not generally subject to examination by any US Government agency or instrumentality.

Corporate Bonds and Notes. The Series may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Series may be convertible into equity securities, which may also include hybrid securities. See “Debt Securities — Convertible Debt Securities” below. The Series may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer’s equity securities. The Series may sell or retain such warrants or rights.

Convertible Debt Securities. The Series may invest in convertible debt securities and/or hybrid securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer’s equity securities.

Hybrid Securities. Hybrid securities generally combine both debt and equity characteristics. The most common example is a convertible bond that has features of any ordinary bond, but is influenced by the price movements of the stock into which it is convertible. Hybrid securities can include a variety of features that allow them to exhibit changing proportions of debt and equity characteristics. As a result, it may be difficult to classify them as either debt or equity.

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Investment Strategies and Risks

High Yield Securities. The Series may invest in high yield, high risk securities also known as junk bonds (“High Yield Securities”), which may include syndicated bank loans, floating rate loans, senior loans, or bonds. For a discussion of syndicated bank loans, floating rate loans and senior loans, see “Debt Securities — Syndicated Bank Loans”, “Debt Securities — Variable Rate and Floating Rate Securities” and “Debt Securities — Senior Loans”, below. The Series may also invest in securities of companies that are in default or undergoing bankruptcy or reorganization (“Distressed Securities”). The Fund for Income considers debt securities that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Series to be of equivalent quality to be below investment grade. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies that have been downgraded because of financial problems, special purpose entities that are used to finance sales or leases of equipment or receivables, and firms with heavy debt loads. High Yield Securities may be backed by receivables or other assets and may have zero-coupon or pay-in-kind structures. See “Debt Securities — Zero Coupon and Pay-In-Kind Securities” below.

Debt obligations, including convertible debt securities, rated lower than Baa3 by Moody’s and BBB- by S&P, are inherently speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn could severely affect the market for all High Yield Securities, while a substantial period of rising interest rates could severely affect the market for high yield fixed rate bonds. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Series defaults, that Series might incur additional expenses to seek recovery.

The Series could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There may be less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security’s market value.

The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Series’ ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities, including floating rate loans and senior loans, are typically traded through a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

The ability of a Series to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may affect the public’s perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Series would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Series experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Series expenses could be allocated and in a reduced rate of return for that Series.

A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by a Series’ investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for federal income tax purposes, or to seek capital appreciation.

Income Deposit Securities (“IDSs”). An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange. Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

IDSs are subject to the same risks as the underlying securities that make up an IDS. There may be a thinner and less active market for IDSs than that available for higher quality securities. An issuer’s indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

Indexed Securities. A Series may purchase various fixed-income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies or linked to commodities prices or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the Series. The value of such securities may fluctuate in response to changes in the index, market conditions and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying instruments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

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Inflation-Indexed Securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The values of inflation-indexed fixed-income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if a Series purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Series may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Series holds an inflation-indexed security, the Series may earn less on the security than on a conventional bond. A Series may invest in inflation-related bonds which do not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Syndicated Bank Loans. A Series may invest in syndicated bank loans. Syndicated bank loans may be considered high-yield securities, which are discussed in “High Yield Securities” above and/or senior loans, which are discussed in “Senior Loans” below. See “Debt Securities — Variable Rate and Floating Rate Securities” below for a description of floating rate securities. An investment in a syndicated bank loan does not violate a Series’ fundamental investment policy against making loans. A Series may invest in syndicated bank loans by purchasing an assignment directly from a lender and, thereby, the Series would assume the same rights, obligations and risks as the assigning lender. The Series would have the right to receive payment of principal and interest from the borrower under the terms of the loan. Additional rights may include the right to vote along with other lenders to enforce certain terms of the loan agreement, such as declaring the loan in default and initiating collections. A Series would be subject to the same risks of default by the borrower as discussed below for syndicated bank loan participations. The assignments a Series would purchase are generally based on senior obligations and are secured by collateral. However, it is possible that if the borrower files for bankruptcy, the Series may not be deemed a secured creditor. If the loan is foreclosed, a Series could potentially become an owner of the collateral and would bear the costs and liabilities associated with owning or disposing of the collateral. Banks, financial institutions or lending syndicates generally offer these types of direct assignments, which are typically administered by a third-party, such as a bank or financial institution, that serves as an agent for the holder of the loan. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. A Series may have to rely on the agent or other financial intermediaries to apply appropriate credit remedies against a borrower.

Although syndicated bank loans in which a Series will invest through assignments will generally be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Series could experience delays or limitations in its ability to realize the benefits of any collateral securing a syndicated bank loan. Certain loans may be subject to the risk that a court, pursuant to fraudulent conveyance or other laws, could subordinate the loan to presently existing or future indebtedness of the borrower or take other action detrimental to the holder of the loan; including, in certain circumstances, invalidating the loan or causing interest previously paid to be refunded. Such events could negatively affect a Series’ performance.

Investments in syndicated bank loans present the possibility that a Series could be held liable as co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a Series could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Series anticipates that syndicated bank loans could be sold only to a limited number of institutional investors. In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws. Investments in syndicated bank loans also involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

A Series may also invest in syndicated bank loans by purchasing participations. Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Series will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with the purchase of participations, a Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Series may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Series will be subject to credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Series may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Syndicated bank loans and other types of direct indebtedness may not be readily marketable and may be subject to certain restrictions on resale. The settlement process may take longer than seven days. Although syndicated bank loans can be sold during the settlement period, some indebtedness may be difficult or impossible to dispose of within seven days at what the Manager believes to be a fair price and in those instances, where the loans can be neither sold nor settled, they will be treated as illiquid for purposes of a Series’ limitation on illiquid investments. In addition, syndicated bank loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Series’ ability to sell syndicated bank loans and can adversely affect a loan’s liquidity and the price that can be obtained. Long settlement periods for transactions in bank loans may impede the ability to timely honor redemptions. Some syndicated bank loans are traded among certain financial institutions and accordingly may be deemed liquid. Bank loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Series, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. The amount of public information with respect to loans is generally less extensive than that available for other securities.

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Investment Strategies and Risks

Mortgage-Backed Securities. The Series may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the regular interest and principal.

There are three types of interest rate-related risks associated with mortgage-backed securities. The first is interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Series, and the Series will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third is extension risk. When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.

Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on many mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by US Government agencies whose obligations are backed by the full faith and credit of the US Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the US Government whose obligations are not backed by the full faith and credit of the US Government (such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). See “Debt Securities — US Government Securities” below. Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees but may otherwise be subject to a greater risk of loss.

Other Asset-Backed Securities. The Series may invest in other forms of asset-backed securities in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, or other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

Municipal Securities. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are “general obligation” and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. This may especially be true given the underfunded pension obligations of many municipal issuers. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Series or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that the interest income that a Series receives from one or more municipal securities might be determined to be taxable by the Internal Revenue Service (“IRS”) (for federal income tax purposes), applicable state tax authorities (for state income tax purposes), or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

The market for municipal securities may become illiquid. There may also be less information available on the financial condition of municipal security issuers than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and that it may be more difficult to value such securities.

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The Series may invest in taxable municipal securities that are issued by a local government, such as a city or related agencies for general governmental projects or to finance special projects. The income derived from these securities is not exempt from taxation.

A Series may invest in Puerto Rico municipal securities. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of a Series’ holdings in Puerto Rico municipal obligations. Puerto Rico experienced and may continue to experience a significant economic downturn. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of securities issued in Puerto Rico or placed them on “negative watch” and Puerto Rico may default on its obligations. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of a Series could be adversely affected.

Refunded Securities. The Series may purchase municipal securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid (also called pre-refunded bonds). The proceeds from the new issue of bonds are typically collateralized by direct obligations of the US Government, or in some cases obligations guaranteed by the US Government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These collateralized obligations are normally regarded as having the credit characteristics of the underlying US Government or US Government agency security. The Series also may purchase municipal securities that have been refunded prior to purchase. Refunded municipal securities are subject to interest rate risk. In addition, some refunded municipal securities may have limited liquidity.

US Government Securities. The Series may invest in US Government Securities. The Series consider US Government Securities to include: (1) US Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by US Government agencies and instrumentalities that are backed by the full faith and credit of the US Government (such as securities issued or guaranteed by the Federal Housing Administration (“FHA”), Government National Mortgage Association (“GNMA”), the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the US Government but are not backed by the full faith and credit of the US Government (such as Fannie Mae, Freddie Mac or the Federal Home Loan Banks). These US Government-sponsored entities (“GSEs”), which although chartered and sponsored by Congress, are not guaranteed nor insured by the US Government. They are supported only by the credit of the issuing agency, instrumentality or corporation. The range of maturities of US Government Securities is usually three months to thirty years.

In September 2008, the Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the US Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the mortgage-backed securities purchase programs ended in 2010, the Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. When a credit rating agency downgraded long-term US Government debt in August 2011, the agency also downgraded Fannie Mae and Freddie Mac’s bond ratings, from AAA to AA+, based on their direct reliance on the US Government (although that rating did not directly relate to their mortgage-backed securities). Beginning in 2008, Fannie Mae and Freddie Mac required significant Treasury support through draws under the preferred stock purchase agreements. However, they have paid significant amounts in senior preferred dividends to the Treasury. FHFA has conducted stress tests mandated by the Dodd-Frank Act, which suggested that in a “severely adverse scenario” substantial additional Treasury support of Fannie Mae and Freddie Mac might be required. No assurance can be given that the Federal Reserve or the Treasury will ensure that Fannie Mae and Freddie Mac remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant US Government support, have sparked serious debate among federal policymakers regarding the continued role of the US Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to the Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae has reported that there is “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” Freddie Mac faces similar uncertainty about its future role. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

The Series may also invest in separated or divided US Government Securities. These instruments represent a single interest, or principal, payment on a US Government Security that has been separated from all the other interest payments as well as the security itself. When a Series purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Series pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Series to receive when the instrument matures. The amount of the discount the Series will receive will depend upon the length of time to maturity of the separated US Government Security and prevailing market interest rates when the separated US Government Security is purchased. Separated US

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Government Securities can be considered zero coupon investments because no payment is made to the Series until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. See “Debt Securities — Zero Coupon and Pay-In-Kind Securities” below. These securities are purchased with original issue discount and such discount is includable in a Series’ gross income ratably over the life of the security.

The Series may also purchase certificates not issued by the US Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the US Treasury. The actual US Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

Variable Rate and Floating Rate Securities. The Series may invest in variable rate and floating rate securities (including syndicated bank loans), which are generally secured within the borrower’s capital structure, but may also be unsecured. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Series, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations.

The interest rate on a floating rate obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The rate of interest on securities may be tied to US Government Securities or indices on those securities as well as any other rate of interest or index. The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments are intended to minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness.

The variable and floating rate securities in which the Series invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so and these securities may be unsecured. If borrowers do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under bankruptcy laws, these laws may limit the Series’ rights to its collateral. In the event of a bankruptcy, the holder of a variable or floating rate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Senior Loans. Senior loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, and common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. The Series may also receive guarantees as a form of collateral. Senior loans may be structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid, it cannot be drawn upon again.

Sometimes there may be two or more term loans and they may be secured by different collateral, and/or have different repayment schedules and maturity dates. In addition to revolving loans and term loans, senior loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits. The Series typically invest only in the term loan portions of senior loan structures, although they could invest in the revolving loan portions and the pre-funded letters of credit portions.

By virtue of their senior position and collateral, senior loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means senior loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. Nevertheless, senior loans may still be subordinated to other obligations of a borrower.

Senior loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as the London Inter-Bank Offered Rate (“LIBOR”). For example, if LIBOR were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on senior loans, float (i.e., they change as market rates of interest change).

Although a base rate such as LIBOR can change every day, loan agreements for senior loans typically allow the borrower the ability to choose how often the total interest rate for its loan is permitted to change or reset. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. In addition, some loans have a LIBOR floor that prevents interest rates for the loan from falling below the contractual LIBOR

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floor rate even when the market LIBOR falls below the contractual floor rate. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a senior loan typically does not change.

Senior loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a senior loan. Agents are typically paid fees by the borrower for their services.

The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the senior loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

Loan agreements may provide for the termination of the agent’s agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment interpositioned between a Series and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the senior loan of such person and any loan payment held by such person for the benefit of the Series should not be included in such person’s or entity’s bankruptcy estate. If, however, any such amount were included in such person’s or entity’s bankruptcy estate, a Series would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, a Series could experience a decrease in its net asset value.

The Series invest in both primary and secondary markets with established broker-dealers in the over-the-counter (“OTC”) market.

For a description of floating rate securities see “Debt Securities — Variable Rate and Floating Rate Securities” above.

Zero Coupon and Pay-In-Kind Securities. The Series may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay “interest” through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities, and the “interest” received on pay-in-kind securities, must be included in gross income (accounted for in the case of municipal securities) each taxable year by a Series if it holds such securities for purposes of determining the amount it must distribute that year to qualify (in the case of any Series that has not completed a taxable year) or continue to qualify for tax treatment as “a regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”). Thus, a Series may be required to distribute as a dividend for a particular taxable year an amount that is greater than the total amount of cash it actually receives, during the year. These distributions must be made from a Series’ cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Series will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Sovereign Debt. Investments in debt securities issued by foreign governments and their political subdivisions or agencies and instrumentalities (“Sovereign Debt”) involve special risks. Debt instruments of foreign governments and their political subdivisions or agencies and instrumentalities may not be supported by the full faith and credit of the foreign government. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Series may have limited legal recourse in the event of a default. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured. The willingness of such agencies to make these payments may depend on the sovereign debtor’s willingness to institute certain economic changes, the implementation of which may be politically difficult. The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Series’ investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager or subadviser, as applicable, endeavors to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Series to suffer a loss of interest or principal on any of its holdings.

Debt Securities Issued by Supranational Organizations. A Series may invest in debt securities issued by supranational organizations. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Union, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational

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Investment Strategies and Risks

organizations have no taxing authority and are dependent on their members for payments of interest and principal. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Equity Securities

Common Stocks, Preferred Stocks, Rights, Warrants and Options. The Series may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks as well as options to buy or sell stocks (“equity securities”). Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets. The risks of investing in equity securities can be magnified when a Series invests in them by means of options. For the special risks associated with options, see “Derivatives — Futures, Forwards and Options” below. The Series may invest in equity securities of foreign companies directly or through depositary receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See “Foreign Securities Exposure” below for the additional information on the associated strategies and risks. The Series may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small-to-medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

Shares of Other Investment Companies. The Series may invest in the shares of other investment companies, including exchange-traded funds (“ETFs”).  Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See “Shares of Exchange Traded Funds” below. Investments in the shares of other investment companies or ETFs also expose a Series to additional expenses. A Series that invests in an investment company or an ETF will indirectly bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

Shares of Exchange Traded Funds. ETFs essentially are baskets of securities that are listed on an exchange and usually trade like individual stocks. The market price of an ETF is usually determined by demand for the ETF itself. Although the market price of an ETF is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount or premium to net asset value. In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities and a Series’ ability to buy and sell those shares.

ETFs may or may not be registered as investment companies, depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor’s Depositary Receipts (“SPDRs”). ETFs that are organized as grantor trusts, such as Holding Company Depositary Receipts (“HOLDRs”), generally are not required to register as investment companies under the 1940 Act. Investments in ETFs, whether or not registered as investment companies, expose the Series to additional fees.

Real Estate Related Companies. Although the Series may not invest directly in real estate, they may invest in securities of companies that are engaged in the real estate industry or hold interests in real estate. Investing in such securities exposes a Series to special risks associated with the direct ownership of real estate, and an investment in a Series will be affected by the performance of the real estate industry. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Real Estate Investment Trusts and Real Estate Operating Companies. The Series may invest in shares of real estate investment trusts (“REITs”). Equity REITs invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. Hybrid REITs may invest in both real estate and real estate loans.

Unlike most corporations (and trusts and associations otherwise taxable as such for federal tax purposes), REITs do not have to pay federal income tax on net income and gains they distribute to their shareholders if they meet certain requirements of the Code. To qualify for that treatment, a REIT must, among other things, (1) distribute to its shareholders for each taxable year at least 90% of the sum of its “real estate investment trust taxable income” (which includes all net capital gains) and certain other income and (2) derive at least 75% of its gross income each taxable year from rents from real property, interest on mortgages secured by real property, gains from the disposition of real property or such mortgages, and certain other real estate related income. The failure of a company in which a Series invests to qualify for treatment as a REIT under federal tax law may have an adverse impact on the Series that invests therein. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

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REITs are subject to real estate industry risk. See “Equity Securities — Real Estate Related Companies” above. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT’s performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax treatment as a REIT will also affect an individual REIT’s after-tax performance.

REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See “Restricted and Illiquid Securities” below for the risks of illiquid securities. REITs are pooled investment vehicles with their own fees and expenses and a Series will indirectly bear its proportionate share of those fees and expenses.

The Series may invest in real estate operating companies (“REOCs”). REOCs are corporations that engage in the development, management or financing of real estate. REOCs include, for example, developers, brokers and building suppliers. REOCs are publicly traded real estate companies that have chosen not, or are ineligible, to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower or no corporate taxation that are a common characteristic of REITs. The value of a Series’ REOC securities generally will be affected by the same factors that adversely affect a REIT.

Master Limited Partnerships. The Series may invest in master limited partnerships (“MLPs”), which are publicly traded partnerships (or entities classified for federal tax purposes as partnerships, such as limited liability companies (“LLCs”)) primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges like the shares of a corporation, without entity level taxation, subject to the application of certain partnership audit rules. MLPs generally have two classes of owners, one or more general partners (managing members or non-member managers in the case of LLCs) and the limited partners (non-managing members in the case of LLCs) (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Income Deposit Securities (“IDSs”). For a discussion of IDSs, see “Debt Securities — Income Deposit Securities” above.

Foreign Securities Exposure

The Series may invest in securities issued by foreign companies or governmental authorities either directly or through depositary receipts or ETFs (generally “foreign securities”). Investing in foreign securities involves more risk than investing in US securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Series, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to US companies; some foreign stock markets have substantially less volume than US markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable US companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Series held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Series may have limited legal resources in the event of default. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

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Depositary Receipts. The Series may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). ADRs typically are issued by a US bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in US dollars and are designed for use in the US securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Series to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in US dollars and are designed for trading in non-US securities markets. Unlike ADRs, GDRs are typically denominated in foreign currencies. They may not, however, be denominated in the same currency as the underlying securities into which they may be converted. As with unsponsored ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the US and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities.

Foreign Securities Traded in the United States. The Series may invest directly in foreign equity or debt securities that are traded in the United States. Such securities are generally denominated in United States dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States (“Yankee Bonds”). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See “Restricted and Illiquid Securities” below for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the United States securities markets, the Series do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

Foreign Securities Traded in Foreign Markets. The Series may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Series are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date. The Series may also engage in foreign currency futures contracts, foreign currency forward contracts, foreign currency exchange contracts and options thereon. See “Derivatives — Futures, Forwards and Options” below for a description of such investments.

The Series may invest in securities that are traded in foreign markets through participatory notes. Participatory notes (commonly known as P-notes) are derivative instruments used by foreign funds or investors that would like to invest in securities of a foreign issuer traded in its local market. Foreign funds or investors buy P-notes from brokers who are registered in a foreign issuer’s local market. Such brokers buy shares of an issuer on the local market and create the P-notes to represent interests in the shares. Thus, investments in P-notes present similar risks to investing directly in an issuer’s shares. Normally, P-notes can only be sold back to the broker that issued them. As a result, P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitment to the purchaser.

Foreign Securities Traded in Emerging Markets. The Series may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed. There are special risks associated with investing in emerging markets in addition to those described above in “Foreign Securities Traded in Foreign Markets.” These special risks include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

Foreign Currency. In addition to the instruments described in “Derivatives — Futures, Forwards and Options” below, a Series also may invest in foreign currency, foreign currency futures, and foreign currency options. Unlike forward currency contracts, foreign currency futures contracts and options on such contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower costs than forward currency exchange contracts.

A Series may purchase Eurodollar instruments, which are US dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Series might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

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A Series may invest in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. Accordingly, the strength or weakness of the US dollar against such foreign currencies may account for a substantial part of the Series’ investment performance. The rate of exchange between the US dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, government intervention, speculation, the relative movement of interest rates, the pace of business activity in other countries and the United States, speculation, and other economic and financial conditions affecting the world economy.

A decline in the value of any particular currency against the US dollar will cause a decline in the US dollar value of a Series’ holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Series’ NAV and any net investment income and capital gains derived from such securities to be distributed in US dollars to shareholders of the Series. Moreover, if the value of the foreign currencies in which a Series receives its income falls relative to the US dollar between receipt of the income and its conversion to US dollars, the Series may be required to liquidate securities in order to make distributions if it has insufficient cash in US dollars to meet distribution requirements.

Foreign Currency Warrants. Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in US dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the US dollar as of the exercise date of the warrant. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which may result in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

Restricted and Illiquid Securities

The Series may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the 1933 Act. Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutional buyers under exemptions from registration under the 1933 Act, such as Rule 144A, or in subsequent registered offerings. The Series may register restricted securities for resale. The registration of securities for resale involves costs and the Series generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the prices at which they are valued. No more than 15% of the value of a Series’ net assets, determined at the time of purchase, may be invested in illiquid securities. However, this restriction does not prevent a Series from holding more than 15% of its assets in illiquid securities due to certain circumstances, such as redemptions of Series shares, sales of securities, changes in market values or securities that become illiquid after purchase. The Series determine whether restricted securities are liquid or illiquid in accordance with policies and procedures that have been approved by the Board of Trustees of the Series. The Series also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

It may be difficult or impossible for the Series to resell restricted or illiquid securities. As a result, the Series could suffer losses by investing in such securities. It may also be difficult to value such securities. The Series could also incur costs (such as registration fees) to resell restricted securities.

When-Issued Securities

The Series may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Series generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Series purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Series on a when-issued basis may result in such Series incurring a loss or missing an opportunity to make an alternative investment. When a Series enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid assets at least equal to the amount of the Series’ commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Series’ commitment, the

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Series will be required to deposit additional cash or liquid assets into the account until the value of the account is at least equal to the value of the Series’ commitment. When the securities to be purchased are issued, the Series will pay for the securities from available cash, the sale of assets in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Series is committed to purchase. The sale of assets in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

Standby Commitments

The Series may acquire standby commitments from banks with respect to securities held by the Series. Under a standby commitment, a bank agrees to buy a particular security from a Series at a specified price at the Series’ option. A standby commitment is similar to a put option for a particular security in a Series’ portfolio. Standby commitments acquired by a Series are not added to the computation of that Series’ net asset value. Standby commitments are subject to certain risk, including the issuer’s ability to pay for a security when a Series decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. A Series’ ability to exercise its rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Series, however, are permitted to sell a security covered by a standby commitment at any time and to any person.

A Series may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by a Series are not added to the computation of a Series’ net asset value and are valued at zero. When a Series pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Series. The dollar-weighted average maturity calculation for a Series is not affected by standby commitments.

Derivatives

The Series may invest in derivative instruments, including those described below. Derivative instruments are instruments that derive their value from other financial instruments, securities, currencies, or indices. Investments in derivative instruments can create leverage and thereby increase the volatility of the Series’ share price and expose the Series to significant additional costs and potential investment losses. At times, it may be difficult to sell or value derivative instruments.

Credit-Linked Securities. Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities or credit default swaps. Credit-linked securities are typically issued by a trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon designated baskets of high yield securities or credit default swaps. Investments in credit-linked securities can be an efficient means of managing the cash position of a Series.

The risks associated with investing in credit-linked securities include the following:

1.

Market Risk. The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities or credit default swaps.

2.

Credit Risk and Interest Rate Risk. The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket of high yield securities or credit default swaps.

3.

Counter-Party Risk. This is the risk that the counter-party to a swap or securities lending agreement will be unable to honor its commitments under the agreement.

4.

Liquidity Risk. Credit-linked securities are typically not registered for public trading under the 1933 Act and are therefore considered restricted securities. At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market. See “Restricted and Illiquid Securities” above for the risks of illiquid securities.

5.

Basis Risk. This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket of high yield securities or their target index.

For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Series could lose money by investing in them.

Inverse Floaters. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See “Restricted and Illiquid Securities” above for the risks of illiquid securities. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. For purposes of calculating any limits to the extent that a Series can invest in inverse floaters, the Series will use the market value of the inverse floater.

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Interest Rate Swaps. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Series may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

Most interest rate swaps are centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor. There could also be delays in payment or losses if the swap dealer, through which a Series clears its centrally cleared swaps, were to default on its obligations to the clearing organization or become insolvent.

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this, the Series will enter into interest rate swap transactions only with banks and swap dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Series’ Board.Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Series is contractually obligated to make. If the other party to a swap defaults, the Series’ risk of loss consists of the net amount of payments that the Series contractually is entitled to receive. If there is a default by the counter-party, the Series may have contractual remedies pursuant to the agreements related to the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The Series will usually enter into OTC swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the swap agreement. Payments on centrally cleared swap agreements are generally made on a net basis. A Series’ obligations under a netted swap agreement will be accrued on a daily basis (offset against any amounts owing to the Series), and appropriate Series assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party less any collateral pledged by the Series will be maintained in a segregated account. A Series also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Because segregated accounts will be established with respect to such transactions, the Series do not treat swap transactions as constituting senior securities. Accordingly, the Series will not treat them as being subject to the Series’ borrowing restrictions.

The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Series were incorrect in its forecasts of interest rates, the investment performance of the Series would be less favorable than it would have been if this investment technique were not used.

Municipal Market Data Rate Locks. The Series may purchase and sell Municipal Market Data Rate Locks (“MMD Rate Locks”). An MMD Rate Lock permits a Series to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties -- a Series and an MMD Rate Lock provider -- pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Series buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Series equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Series will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. There is no payment made or received at inception. If both parties consent, an MMD Rate Lock can be unwound prior to settlement, provided that a termination payment can be agreed upon to settle the contract.

In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Series. As with interest rate swaps, the use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions.

The net amount of the excess, if any, of a Series’ obligations over its entitlements with respect to each MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by

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the Series. Because separate accounts will be established with respect to such transactions on the books and records of a Series or with its custodian, the Series do not treat MMD Rate Locks as constituting senior securities. Accordingly, the Series will not treat them as being subject to the Series’ borrowing restrictions.

The Series will enter into MMD Rate Locks only with banks and recognized security dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Series’ Board. MMD Rate Locks do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Series is contractually obligated to make. If the other party to an MMD Rate Lock defaults, a Series’ risk of loss consists of the amount of payments that the Series contractually is entitled to receive. If there is a default by the counter-party, a Series may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.

To the extent that other types of rate locks are available or developed in the future, the Series may enter into them on the same basis and for the same purposes as set forth above.

Futures, Forwards and Options. The Series may use futures, options, options on futures, dollar rolls, and forward contracts as part of their investment strategies. To the extent that a Series participates in these markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies.

The use of these strategies involves certain special risks, including: (1) dependence on the Manager’s or subadviser’s, as applicable, ability to predict correctly movements in the direction of underlying instrument prices; (2) imperfect, or even no, correlation between the price of derivatives and movements in the prices of the derivatives’ underlying instrument(s); (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the derivatives; and (5) the possible absence of a liquid secondary market for any particular derivative or underlying instrument at any time. If the Manager’s or subadviser’s, as applicable, prediction of movements in the direction of the derivatives or underlying instrument markets is inaccurate, the adverse consequences to a Series may leave it in a worse position than if such strategies were not used. Investments in derivatives are subject to the risk that the counterparty (or counterparties) to the derivative will be unable or unwilling to meet their obligations.

While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Series to purchase or sell an investment at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Series are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Series to close out or to liquidate its derivatives positions.

Futures and Options on Futures. The Series may purchase and sell futures contracts, including futures on securities and securities indexes. A “purchase” of a futures contract (or entering into a “long” futures position) entails the buyer’s assumption of a contractual obligation to take delivery of the instrument(s) underlying the contract at a specified price at a specified future time. A “sale” of a futures contract (or entering into a “short” futures position) entails the seller’s assumption of a contractual obligation to make delivery of the instrument(s) underlying the contract at a specified price at a specified future time.

The value of a futures contract tends to increase or decrease in tandem with the value of its underlying instrument(s). Therefore, purchasing futures contracts will increase a Series’ exposure to positive and negative price fluctuations in the underlying instrument(s), much as if the Series had purchased the underlying instrument(s) directly. When a Series sells a futures contract, by contrast, the value of its futures position will move in a direction contrary to the market for the underlying instrument(s).

Certain futures, including index futures and other futures not calling for the physical delivery or acquisition of the instrument underlying the contract, are settled on a net cash payment basis rather than by the delivery of the underlying instrument(s). In addition, although futures contracts by their terms may call for the physical delivery or acquisition of the instrument(s) underlying the contract, in most cases the contractual obligation is extinguished by being closed out before the expiration of the contract. There is no guarantee that a Series will be able to close out its obligation. While futures contracts entered into by the Series will usually be liquidated in this manner, the Series may instead make or take delivery of the underlying instrument(s) or utilize the cash settlement process whenever it appears economically advantageous for them to do so.

The Series may enter into interest rate futures contracts and options thereon. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Series’ portfolio securities due to anticipated changes in interest rates and market conditions or for other purposes. The Series may also invest in futures on equity market indices and debt market indices.

The Series may purchase and sell currency futures contracts. Such transactions typically will be used to hedge currency fluctuations. If the Series anticipates that exchange rates for a particular currency will rise, the Series may purchase a currency futures contract to protect, in part, against an increase in the price of securities that are denominated in that currency and that the Series intend to purchase. The Series also may purchase a currency futures contract or a call option thereon for non-hedging purposes when the Series anticipate that a particular currency will appreciate in value.

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Through the purchase and sale of currency futures contracts, the Series may be able to achieve many of the same objectives attainable through the use of forward currency contracts (discussed below), but more effectively and possibly at a lower cost. Unlike forward currency contracts, foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges and centrally cleared.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, the Series must accept or make delivery of the underlying foreign currency in accordance with any US or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by US residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

The Series may purchase Eurodollar instruments, which are US dollar-denominated futures contracts that are linked to the LIBOR. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Series might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

The Series may also enter into spot currency trades in connection with the settlement of transactions in securities traded in foreign currency. In order to convert US dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into US dollars, the Series may enter into spot currency trades. In a spot trade, the Series agree to exchange one currency for another at the current exchange rate.

The Series may purchase and write call and put options on futures contracts, including the types of futures discussed above. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of options, as discussed herein. Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

“Initial Margin” with respect to a futures contract is the amount of assets that must be deposited by a Series with, or for the benefit of, a futures commission merchant or broker in order to initiate the Series’ futures positions (or positions in options on futures). Initial margin is the margin deposit made by a Series when it enters into a futures contract; it is intended to assure performance of the contract by the Series. If the value of a Series’ futures account declines by a specified amount, the Series will receive a margin call and be required to post assets sufficient to restore the equity in the account to the initial margin level. (This is sometimes referred to as “variation margin;” technically, variation margin refers to daily payments that a clearing member firm is required to pay to the clearing organization based upon marking to market of the firm’s portfolio.) However, if favorable price changes in the futures account cause the margin deposit to exceed the required initial margin level, the excess margin may be transferred to the Series. The futures commission merchant or clearing member firm through which a Series enters into and clears futures contracts may require a margin deposit in excess of exchange minimum requirements based upon its assessment of the Series’ creditworthiness. In computing its NAV, a Series will mark to market the value of its open futures positions. A Series also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased, if the Series has paid the required premium in full at the outset). If the futures commission merchant or broker holding the margin deposit or premium goes bankrupt, the Series could suffer a delay in recovering excess margin or other funds and could ultimately suffer a loss.

Because of the low margin deposits required, trading in futures and options on futures involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited, and may exceed initial margin deposits as well as deposits made in response to subsequent margin calls. If a Series has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Series will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in the value of their underlying instruments, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options thereon and of the underlying instrument can be only approximate due to differences between the futures and underlying instrument markets.

The Series may enter into futures contracts and options thereon that are traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”) or on non-US exchanges. US futures contracts are traded on exchanges that have been designated as “contract markets” by the

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CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. Futures executed on regulated futures exchanges have less counterparty risk to the Series because the exchange’s clearing organization assumes the position of the counterparty in each transaction. Thus, the Series are exposed to risk only in connection with the clearing organization and not in connection with the original counterparty to the transaction. However, if a futures customer defaults on a futures contract and the futures commission merchant carrying that customer’s account cannot cover the defaulting customer’s obligations on its futures contracts, the clearing organization may use any or all of the collateral in the futures commission merchant’s customer omnibus account — including the assets of the futures commission merchant’s other customers, such as the Series — to meet the defaulting customer’s obligations. This is sometimes referred to as “fellow customer risk.”

Trading on non-US exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such exchange, and may not involve a clearing mechanism and related guarantees. Series deposited in connection with such trading may also be subject to the bankruptcy laws of such other jurisdiction, which may result in a delay in recovering such funds in a bankruptcy and could ultimately result in a loss.

Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Series may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, the Series would continue to be required to make variation margin payments.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such an event, it may not be possible for a Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

Many electronic trading facilities that support futures trading are supported by computer-based component systems for the order, routing, execution, matching, registration or clearing of trades. A Series’ ability to recover certain losses may be subject to limits on liability imposed by the system provider, the market, the clearing house or member firms.

A Series’ activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions, the Series also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

Dollar Rolls. The Series may enter into dollar roll transactions in which a Series sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase substantially similar securities at an agreed upon future time. By engaging in a dollar roll transaction, a Series forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. A Series would also be able to invest the proceeds of the securities sold. When a Series reinvests the proceeds of a dollar roll in other securities, any fluctuations in the market value of the securities transferred to another party, the securities purchased for future delivery, and the securities in which the proceeds are invested would affect the market value of the Series’ assets. As a result, such transactions could increase fluctuation in the Series’ NAV. If a Series reinvests the proceeds of the dollar roll at a rate lower than the cost of the dollar roll, engaging in the dollar roll will lower the Series’ yield. A Series will segregate cash or other appropriate liquid securities with a value at least equal to the Series’ obligation under the dollar rolls.

Forwards. The Series may purchase forward contracts including forward foreign currency contracts. A Series may do so to hedge against fluctuations in the value of foreign currencies versus the US dollar during the settlement of transactions involving individual foreign securities, in anticipation of buying or selling foreign securities, or more broadly with respect to foreign securities owned by the Series. For example, when a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Series anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Series may desire to “lock-in” the US dollar price of the security or the US dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of US dollars or foreign

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currency, of the amount of foreign currency involved in the underlying transaction. The Series will thereby seek to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates. Currency hedges can protect against price movements in a security that a Series owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Series to sustain losses on these contracts and transactions costs.

The Series may enter into forward currency contracts for the purchase or sale of foreign currencies at an agreed upon or negotiated price on a future date or enter into foreign exchange contracts for the purchase or sale of foreign currencies on a fixed date and at a fixed rate of exchange. These contracts are considered derivative instruments and are used to attempt to manage exposure to foreign exchange risk associated with foreign currency denominated securities held by a Series. The Series also may use forward currency contracts to attempt to enhance return or yield. A Series could also use forward currency contracts to increase its exposure to foreign currencies that the Manager believes might rise in value relative to the US dollar, or shift the Series’ exposure to foreign currency fluctuations from one country to another.

A forward currency contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Because these contracts are physically settled through an exchange of currencies, they are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. Forward currency contracts involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to the Series. Even though the US Treasury Department has determined that deliverable forward currency contracts are not swaps, they are subject to reporting and business conduct standards under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”).

The Series may close out a forward currency contract requiring it to purchase a specified currency by entering into a second forward currency contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Series would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that a Series will be able to enter into new or offsetting forward currency contracts. The cost to a Series of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

The precise matching of the forward currency contract amounts and the value of any underlying securities to which a Series seeks to hedge its currency risk will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures. Accordingly, it may be necessary for a Series to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency a Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Series is obligated to deliver.

The Series also may enter into non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward currency contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in US dollars.

NDFs are subject to many of the risks associated with forward currency contracts including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. All NDFs are subject to counterparty risk, which is the risk that the counterparty will not perform as contractually required under the NDF. With respect to any NDFs that currently are, or in the future may be, centrally cleared, a Series could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Series might be required to accept or make delivery of the underlying foreign currency in accordance with any US or foreign regulations regarding the maintenance of foreign banking arrangements by US residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

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Options. The Series may purchase and write (sell) call and put options to buy securities or write (sell) call options on underlying instruments, such as securities. When a Series buys an option to purchase an underlying instrument (or call option), it is generally anticipating that the price of the underlying instrument will increase before the option expires. In the event that this does not occur, the option could expire worthless and the Series could lose the entire amount that it had paid for the option. The value of an option position will reflect, among other things, the current market price of the underlying instrument(s), which could be a security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Manager’s or the subadviser’s, as applicable, ability to forecast the direction of price fluctuations in the underlying instruments.

The exercise price of an option may be below, equal to, or above the market value of the underlying instrument, at the time the option is written. Options normally have expiration dates between three and twelve months from the date written. American-style options are exercisable at any time prior to their expiration date. European-style options are exercisable only immediately prior to their expiration date. The obligation under any option written by a Series terminates upon expiration of the option or, at an earlier time, when the Series offsets the option by entering into a “closing purchase transaction” to purchase an option of the same series. If an option is purchased by a Series and is never exercised or closed out, the Series will lose the entire amount of the premium paid.

Options are traded both on US national securities exchanges and in the over-the-counter (“OTC”) market. Options also are traded on non-US exchanges. Exchange-traded options are issued by a clearing organization; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Series and a counterparty, with no clearing organization guarantee. Thus, when a Series sells (or purchases) an OTC option, it generally will be able to “close out” the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) a Series originally sold (or purchased) the option. There can be no assurance that a Series would be able to liquidate an OTC option at any time prior to expiration. Unless a Series is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty’s insolvency, a Series may be unable to liquidate its options position and the associated cover.

The premium a Series receives (or pays) when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying instrument, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument, the length of the option period, the general supply of and demand for credit, and the interest rate environment.

The Series may effectively terminate their rights or obligations under an option by entering into a closing transaction. If a Series wishes to terminate its obligation under a call option it has written, a Series may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right under a call or put option it has purchased, the Series may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying instrument from being called, or to permit the sale of the underlying instrument. Furthermore, effecting a closing transaction permits the Series to write another call option on the underlying instrument with a different exercise price or expiration date or both. There is, of course, no assurance that a Series will be able to effect closing transactions at favorable prices. If a Series cannot enter into such a transaction, it may be required to hold an underlying instrument that it might otherwise have sold (or purchase an underlying instrument that it might otherwise not have bought), in which case it would continue to be at market risk on the underlying instrument.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that a Series will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Series may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Series would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Series, the inability to enter into a closing transaction may result in material losses to it. For example, because a Series must maintain a covered position or segregate assets with respect to any call option it writes, the Series may not sell the underlying instruments used to cover an option during the period it is obligated under the option unless it substitutes other acceptable instruments. This requirement may impair a Series’ ability to sell or purchase an investment at a time when such a sale or purchase might be advantageous.

A Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying instrument, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying instrument owned by a Series; however, a Series could be in a less advantageous position than if it had not written the call option.

The Series pay brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. The Series may purchase an underlying instrument for delivery in accordance with an exercise notice of a call option assigned to it, rather

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than deliver the underlying instrument from its inventory. In those cases, additional brokerage commissions are incurred. A Series’ activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before the markets for the underlying instruments close, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

The call options that the Series may write may be covered call options on equity securities. A Series’ activity in covered call options typically will be limited by the number of shares of equity security issuers held by the Series. When a Series writes a call option, it gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value, and bears the risk that the income it receives for writing the call options will be less than the money lost by the Series if the exercise price of a call option written by it is or becomes less than the market price of the asset on which the option is written. If the value of the underlying instrument is or rises above the exercise price of the call option, the instrument will likely be “called away,” requiring a Series to sell the underlying instrument at the exercise price. In that case, a Series will sell the underlying instrument to the option buyer for less than its market value, and the Series will experience a loss (which will be offset by the premium received by a Series as the writer of such option). The potential for missing out on appreciation in an underlying instrument above the strike price related to writing call options is unlimited. If a call option expires unexercised, a Series will realize a gain in the amount of the premium received. If the market price of the underlying instrument is below the exercise price of the call option, the call option typically will not be exercised and the Series will be able to use the amount of the premium received to hedge against the loss in value of the underlying instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying instrument at the time the option is written. Writing call options may result in frequent trading and a high portfolio turnover.

As long as a Series’ obligation under a covered call option continues, the Series retains the risk of loss should the price of the underlying security decline. If a Series is unable to close out a covered call option, the Series would not be able to sell the underlying security unless the option expired without exercise.

The Series may also write (sell) and purchase put options on underlying instruments such as securities, securities indices and other financial indices. When a Series writes a put option, it is obligated to acquire an underlying instrument at a certain price at any time until a certain date if the purchaser decides to exercise the option. A Series will receive a premium for writing a put option. When writing a put option, a Series, in return for the premium, takes the risk that it must purchase the underlying instrument at a price that may be higher than the market price of the underlying instrument. If a put option that a Series has written expires unexercised, the Series will realize a gain in the amount of the premium. When a Series purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. There is a risk that the market price of an underlying security will not decrease below the strike price of the put option, in which the case a Series will not benefit from having purchased the put option.

An option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

A securities index fluctuates with changes in the market values of the securities included in the index. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. The risks of investment in options on indices may be greater than the risks of investment in options on securities. Securities index options have characteristics and risks similar to those of securities options. Certain securities index options are traded in the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded securities index options. To the extent a Series uses options on indices as a hedging strategy, the options’ effectiveness will depend upon the extent to which the securities being hedged correlate with price movements in the selected securities indices. Perfect correlation is not possible because the securities held by a Series will not precisely match the composition of the securities indices on which options are available.

The Series may use options on currencies. The value of options on currencies depends on the value of the underlying currency relative to the US dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such financial instruments, the Series could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To

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the extent the US options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the options and futures on foreign currencies until they reopen.

The Series may purchase and write covered straddles on underlying instrument(s) such as securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. A Series would enter into a long straddle when the Manager or subadviser’s, as applicable, believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that a Series has written. A Series would enter into a short straddle when the Manager or subadviser’s, as applicable, believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such cases, the Series will segregate cash and/or appropriate liquid securities equivalent in value to the amount, if any, by which the put is “in-the-money” (to the buyer), that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security. Straddles involving currencies are subject to the same risks as other foreign currency options.

Exclusion from commodity pool operator definition. The Trust has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) with respect to the Series under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Manager, although registered as a commodity trading advisor (“CTA”) with the CFTC, provides commodity interest trading advice to the Series as if the Manager was exempt from CTA registration in reliance on applicable rules of the CFTC.

The terms of the CPO exclusion require a Series, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include nondeliverable currency forwards, as further described below. Because the Manager and the Trust intend to comply with the terms of the CPO exclusion with respect to the Series, each Series may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Series are not intended as vehicles for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Trust’s reliance on the CPO exclusion, the Manager’s provision of services as an exempt CTA or a Series, its investment strategies, or this SAI.

Generally, the exclusion from CPO definition and regulation on which the Trust relies requires a Series to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Series’ positions in commodity interests may not exceed 5% of the liquidation value of the Series’ portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Series’ commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Series’ portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Series may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, a Series can no longer satisfy these requirements, the Trust would withdraw the notice claiming an exclusion from the definition of a CPO for the Series, and the Manager would be subject to registration and regulation as a CPO with respect to the Series, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager’s compliance with comparable Securities and Exchange Commission (“SEC”) requirements. However, as a result of CFTC regulation, a Series may incur additional compliance and other expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivatives instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Series engages in derivatives transactions, may limit or prevent the Series from using or limit the Series’ use of these instruments effectively as a part of its investment strategy, and could adversely affect the Series’ ability to achieve its investment objective(s). The Manager will continue to monitor developments in this area. New requirements, even if not directly applicable to a Series, may increase the cost of the Series’ investments and cost of doing business.

A Series may not write options or purchase or sell futures or forward contracts unless (1) it owns either an offsetting (covered) position in securities, or other options or futures or forward contracts or (2) maintains in a separate account on its books or those of its custodian cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Series must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a separate account on its books and records or with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in

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a separate account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or separate accounts involving a large percentage of a Series’ assets could impede portfolio management and decrease the Series’ liquidity.

Swaps, Caps, Floors, and Collars. A Series may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Series anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by a Series with another party of their respective commitments to pay or receive cash flows, such as an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor. Caps, floors, collars and similar options are classified as swaps under the Dodd-Frank Act.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Series’ investments and its share price and yield because, and to the extent, these agreements affect the Series’ exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Some swaps are centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For additional information on centrally cleared swaps, see “Derivatives — Interest Rate Swaps” above.

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, the creditworthiness of firms with which a Series enters into swaps, caps, floors or collars will be monitored by the Manager or subadviser’s, as applicable. If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Series will have contractual remedies pursuant to the agreements related to the transaction.

Most OTC swap agreements into which a Series enters provide for the obligations of the Series and its counterparty to be netted. Payments on centrally cleared swap agreements are also generally on a net basis. The net amount of the excess, if any, of a Series’ obligations over its entitlements with respect to each netted swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Series’ custodian that satisfies the requirements of the 1940 Act. The Series will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by a Series. The Manager and the Series believe that such covered obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Series’ restrictions on borrowing or senior securities.

Forward Commitments. A Series may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued,” a “delayed-delivery” or a “to be announced” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. When a Series purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt.

Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. The Series will at times maintain segregated cash or appropriate liquid securities in an amount at least equal to the amount of a Series’ forward commitment transactions. On the settlement date, the Series will meet their obligations from then available cash flow, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than a Series’ payment obligations).

Firm Commitments. Securities may be purchased on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Series may sell commitments to purchase securities on a firm commitment basis before the settlement date.

Stand-by Commitments. A stand-by commitment involves the purchase of securities by a Series together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Series pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to provide the Series with liquidity as needed. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment and differences between the maturity of the underlying security and the maturity of the commitment. See “Standby Commitments” above.

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Short Sales

Some of the Series may sell a security they do not own, or in an amount greater than they own (i.e., make short sales). To effect a short sale, a Series borrows a security from or through a brokerage firm to make delivery to the buyer. A Series is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. A brokerage firm generally has the right to require a Series to replace a borrowed security at any point in time, with minimal notice, regardless of whether the replacement of the security would cause a Series to incur a loss or a gain on its trade. Until the security is replaced, a Series is required to pay the lender any dividends on the borrowed security and typically is required to pay fees and/or interest. A Series may realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. A Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of any premium or interest a Series is required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the prices of the securities sold short and the securities being hedged.

A Series may also make short sales against-the-box, in which it sells short securities that it owns or has the right to obtain.

Short selling may expose a Series to leverage. Short selling may amplify changes in a Series’ NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Series.

When a Series is selling stocks short, it must maintain a segregated account of cash, cash instruments or high-grade securities that, together with any collateral (exclusive of short sale proceeds) that it is required to deposit with the securities lender or the executing broker, is at least equal to the value of the shorted securities, marked to market daily. As a result, a Series may need to maintain high levels of cash or liquid assets (such as US Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) which could disrupt the portfolio management of the Series. There is a risk that the lender or executing broker with whom a Series posts collateral will be unable to return the collateral to a Series when due or that they may be unable to pay any other money due to a Series.

Repurchase Agreements

The Series may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (a Series) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Series’ custodian bank. In a “tri-party” repurchase agreement, these securities would be held by a different bank for the benefit of the Series as buyer and the broker-dealer as seller. In a “quad-party” repurchase agreement, the Series’ custodian bank also is made a party to the agreement. Each Series may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities, which are subject to repurchase agreements, however, may have long maturities. Each Series will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Series in each agreement, and the Series will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Series might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Series may be delayed or limited.

Temporary Borrowing

The Series may borrow for temporary or emergency purposes to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Borrowing may increase the risks of investing by increasing leverage and accentuating potential losses.

Temporary Defensive Investments

From time to time, the Series may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Series may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. In addition, the Series may also invest in larger capitalization issuers and/or higher-quality and shorter maturity instruments than they otherwise would under their stated investment policies and strategies. For a description of commercial paper and other short-debt instruments, see “Debt Securities — Commercial Paper and Other Short-Term Investments” above. When the Series are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see “Debt Securities — Commercial Paper and Other Short-Term Investments” above, and “Foreign Securities Exposure” above.

Cybersecurity Risk

With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Series and their service providers may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Series assets, customer data,

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or proprietary information, or cause a Series or Series service providers (including, but not limited to, the Manager, distributor, fund accountants, custodian, transfer agent, sub-advisers (if applicable), and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (denial of services), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.

Any of these results could have a substantial adverse impact on a Series and its shareholders. For example, if a cybersecurity incident results in a denial of service, Series shareholders could lose access to their electronic accounts and be unable to buy or sell Series shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Series, such as trading, NAV calculation, shareholder accounting or fulfillment of Series share purchases and redemptions. Cybersecurity incidents could cause a Series or Series service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that a Series or Series service provider violated privacy and other laws.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Series invests, counterparties with which a Series engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Series do not control the cybersecurity systems and plans of the issuers of securities in which the Series invest or the Series’ third party service providers or trading counterparties or any other service providers whose operations may affect the Series or their shareholders.

Special Risks related to Cybersecurity Issues

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust’s business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust’s third-party service providers could disrupt the Trust’s operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust’s third-party service providers may be adversely affected by significant disruption of the service providers’ operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust’s third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust’s third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust’s or its shareholders’ confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust’s third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust’s third-party service providers use to service the Trust’s operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

Disclosure of Portfolio Holdings Information

Each Series provides a complete list of their holdings four times in each fiscal year, as of the end of each quarter. The lists appear in the Series’ Semiannual and Annual Reports to shareholders and in the Series’ Form N-Q. The Series file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-Q (first and third quarters). Contract owners may view the Series’ Forms N-CSR and N-Q on the Series’ website at

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Disclosure of Portfolio Holdings Information

delawarefunds.com/dcio/literature and on the SEC’s website at sec.gov. Forms N-CSR and N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 202 550-8090.

Each Series has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. This information is available publicly to any and all VIP Series investors free of charge by calling 800 523-1918.

The Series may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants and ratings and ranking organizations.

Other entities, including institutional investors and intermediaries that distribute the Series’ shares, are generally treated similarly and are not provided with the Series’ portfolio holdings in advance of when they are generally available to the public.

Third-party service providers and affiliated persons of the Series are provided with the Series’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Series and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. In accordance with the policy, certain third-party service providers receive nonpublic portfolio holdings information on an ongoing basis in order to perform their duties on behalf of the Series. They are: the Manager’s affiliates (Macquarie Investment Management Business Trust, Delaware Investments Fund Services Company, and the Distributor), the Series’ independent registered public accounting firm, the Series’ custodian, the Series’ legal counsel, the Series’ financial printer (DG3), and the Series’ proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Series or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Series shares or in shares of the Series’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Series nor the Manager, nor subadvisers, nor any affiliate, receives any compensation or consideration with respect to these agreements.

To protect the shareholders’ interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Series’ Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer that, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

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Management of the Trust

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in Delaware Funds. The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

As of July 1, 2019, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Series.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[1] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	95	President — Macquarie Investment Management[2] (June 2015–Present) Regional Head of Americas — UBS Global Asset Management (April 2010–May 2015)	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010– April 2015)
Independent Trustees
Jerome D. Abernathy 2005 Market Street Philadelphia, PA 19103 July 1959	Trustee	Since January 2019	95	Managing Member, Stonebrook Capital Management, LLC (financial technology: macro factors and databases) (January 1993–Present)	None
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chair and Trustee	Trustee since March 2005 Chair since March 2015	95	Private Investor (March 2004–Present)	None
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015	95	Chief Executive Officer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	Director—Banco Santander International (October 2016–Present) Director—Santander Bank, N.A. (December 2016– Present)
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	95	Private Investor (April 2011–Present)	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (July 2004–July 2014)

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Management of the Trust

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	95	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–June 2010)

Director; Compensation Committee and Governance Committee Member — Community Health Systems (May 2004–Present)

Director — Drexel Morgan & Co. (2015–Present)

Director and Audit Committee Member — vTv Therapeutics Inc. (2017–Present)

Director and Audit Committee Member — FS Credit Real Estate Income Trust, Inc. (2018–Present)

Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	95	Private Investor (2004–Present)	None
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	95

Private Investor (January 2017–Present)

Chief Executive Officer — Banco Itaú  International (April 2012–December 2016)

Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration

President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)

Trust Manager and Audit Committee Chair — Camden Property Trust (August 2011–Present)

Director — Carrizo Oil & Gas, Inc. (March 2018– Present)

Audit Committee Member — Carrizo Oil & Gas, Inc. (May 2018–Present)

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	95	Vice Chairman (2010–April 2013) — PNC Financial Services Group

Director — HSBC North America Holdings Inc. (December 2013–Present)

Director — HSBC USA Inc. (July 2014–Present)

Director — HSBC Bank USA, National Association (July 2014–March 2017)

Director — HSBC Finance Corporation (December 2013–April 2018)

Christianna Wood 2005 Market Street Philadelphia, PA 19103 August 1959	Trustee	Since January 2019	95	Chief Executive Officer and President — Gore Creek Capital, Ltd. (August 2009–Present)

Director, Finance Committee and Audit Committee Member — H&R Block Corporation (July 2008–Present)

Director, Chair of Investments Committee and Audit Committee Member — Grange Insurance (2013–Present)

Trustee, Chair of Audit Committee, and Governance Committee Member — The Merger Fund (2013–Present), The Merger Fund VL (2013–Present), WCM Alternatives: Event-Driven Fund (2013–Present), and WCM Alternatives: Credit Event Fund (December 2017–Present)

Director, Chair of Governance Committee and Audit Committee Member — International Securities Exchange (2010–2016)

Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	95	Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) — 3M Company	Director; Personnel and Compensation Committee Chair; Member of Nominating, Investments, and Audit Committees for various periods throughout directorship — Okabena Company (2009–2017)

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Management of the Trust

Officers	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
David F. Connor[3] 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at Macquarie Investment Management.
Daniel V. Geatens[3] 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Vice President and Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.
Richard Salus[3] 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	Richard Salus has served in various capacities at different times at Macquarie Investment Management.

1	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Trust’s Manager.
2	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Series’ investment manager, principal underwriter, and transfer agent.
3

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Series. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

The following table shows each Trustee’s ownership of shares of the Series and of shares of all Delaware Funds as of Dec. 31, 2018, unless otherwise noted. As new Trustees effective Jan. 1, 2019, Jerome D. Abernathy and Christianna Wood did not own any shares of the Series or any of the other registered investment companies in the family of investment companies as of Dec. 31, 2018.

Name	Dollar Range of Equity Securities in the Series	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Shawn K. Lytle	None	$50,001–$100,000
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	None	Over $100,000
John A. Fry	None	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000

*	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from Delaware Funds for which he or she served as a Trustee for the Trust’s last fiscal year. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

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Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Series Expenses	Total Compensation from the Investment Companies in the Delaware Funds Complex*
Thomas L. Bennett (Chair)	$60,726	None	$400,000
Ann D. Borowiec	$40,167	None	$264,500
Joseph W. Chow	$50,397	None	$332,000
John A. Fry	$49,026	None	$323,000
Lucinda S. Landreth	$43,613	None	$287,000
Frances A. Sevilla-Sacasa	$45,887	None	$302,500
Thomas K. Whitford	$42,932	None	$282,500
Janet L. Yeomans	$46,698	None	$307,500

*

Each Independent Trustee/Director receives: (i) an annual retainer fee of $200,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Funds family (95 funds in the complex), plus $14,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex; and (ii) a $3,000 fee for attending telephonic board meetings on behalf of the investment companies in the complex. The committee members and committee/board chairs also receive the following fees: (i) members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee will receive additional compensation of up to $5,200 for each Committee meeting attended; (ii) the Chair for each of the Audit Committee, the Investments Committee, and the Nominating and Corporate Governance Committee receives an annual retainer of $25,000; and (iii) the Board Chair will receive an additional annual retainer of $80,000. Thomas L. Bennett, John A. Fry, Frances Sevilla-Sacasa, and Joseph W. Chow each received a one-time payment of $20,000 in 2018 to compensate them for their work in identifying and interviewing new Trustees for the Board.

Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise Delaware Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chair: Mr. Bennett is the Board’s Chair. As fund governance best practices have evolved, more and more fund boards have opted to have an independent trustee serve as chair. Among other reasons, the Board selected Mr. Bennett as Chair due to his substantial financial industry experience and his tenure on the Board. As the Chair, Mr. Bennett, in consultation with Series management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. Mr. Bennett also conducts meetings of the Independent Trustees. He also generally serves as a liaison among outside Trustees, Series officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of eleven Trustees. Ten of the eleven Trustees are independent. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue, and debate, resulting in an effective decision-making body. The Board comprises Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee’s normal retirement date.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following Independent Trustees: Thomas K. Whitford, Chair; John A. Fry; Lucinda S. Landreth; Christianna Wood; and Janet L. Yeomans. The Audit Committee held four in-person meetings and one telephonic meeting during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their

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Management of the Trust

recommendations in writing to the Nominating and Corporate Governance Committee, Attention: General Counsel, c/o Delaware Funds at 2005 Market Street, Philadelphia, PA 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: Frances A. Sevilla-Sacasa, Chair; Thomas L. Bennett (ex officio); Ann D. Borowiec; and Joseph W. Chow. The Nominating and Corporate Governance Committee held four in-person meetings and one telephonic meeting during the Trust’s last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes, and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this SAI.

Jerome D. Abernathy — Mr. Abernathy has over 30 years of experience in the investment management industry. In selecting him to serve on the Board, the Independent Trustees of the Trust noted and valued his extensive experience as a chief investment officer, director of research, trader, and analytical proprietary trading researcher. Mr. Abernathy received a B.S. in electrical engineering from Howard University and a Ph.D. in electrical engineering and computer science from Massachusetts Institute of Technology. Mr. Abernathy has served on the Board since January 2019.

Thomas L. Bennett — Currently the Board’s Chair, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations, and for-profit companies. He has an M.B.A. from the University of Cincinnati. Mr. Bennett has served on the Board since March 2005.

Ann D. Borowiec — Ms. Borowiec has over 25 years of experience in the banking and wealth management industry. Ms. Borowiec also serves as a board member on several nonprofit organizations. In nominating her to the Board in 2015, the Independent Trustees of the Trust found that her experience as a Chief Executive Officer in the private wealth management business at a leading global asset manager and private bank, including the restructuring of business lines and defining client recruitment strategies, complemented the skills of existing board members. Her experience would also provide additional oversight skill in the area of fund distribution. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. Ms. Borowiec has served on the Board since March 2015.

Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees of the Trust found that his extensive experience in business strategy in non-US markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow’s management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board’s expertise. Mr. Chow holds a B.A. degree from Brandeis University and M.C.P. and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

John A. Fry — Mr. Fry has over 30 years of experience in higher education. He has served in senior management for three major institutions of higher learning including serving as president of a leading research university. Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit, and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

Lucinda S. Landreth — Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several nonprofit institutions. In addition to holding a B.A. from Wilson College, she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trust found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the US. The Independent Trustees also found that Ms. Sevilla-Sacasa’s management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board’s expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees from the University of Miami and Thunderbird School of Global Management, respectively. Ms. Sevilla-Sacasa has served on the Board since September 2011.

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Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management, and residential mortgage banking institution. In electing him in 2013, the Independent Trustees of the Trust found that Mr. Whitford’s senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology, and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board’s expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from The Wharton School of the University of Pennsylvania. Mr. Whitford has served on the Board since January 2013.

Christianna Wood — Ms. Wood has over 30 years of experience in the investment management industry. In selecting her to serve on the Board, the Independent Trustees of the Trust noted and valued her significant portfolio management, corporate governance and audit committee experience. Ms. Wood received a B.A. in economics from Vassar College and an M.B.A. in finance from New York University. Ms. Wood has served on the Board since January 2019.

Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management and mergers and acquisitions. She served as a board member of a for-profit company and also is a current board member of a hospital and a public university system. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

Shawn K. Lytle — Mr. Lytle has over 20 years of experience in the investment management industry. He has been the president of Macquarie Investment Management - Americas since June 2015, and he is responsible for all aspects of the firm’s business. Prior to that time, Mr. Lytle served in various executive management, investment management, and distribution positions at two major banking institutions. He holds a B.A. degree from The McDonough School of Business at Georgetown University. Mr. Lytle has served on the Board since September 2015. Mr. Lytle serves on the board of directors of the National Association of Securities Professionals (NASP), the Sustainability Accounting Standards Board, and he is a member of the board of governors for the Investment Company Institute (ICI). In November 2017, Mr. Lytle was named to the Black Enterprise list of “Most Powerful Executives in Corporate America.”

Committee of Independent Trustees: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee comprises all of the Trust’s Independent Trustees. The Independent Trustee Committee held four in-person meetings during the Trust’s last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any subadvisers; (ii) review all proposed advisory and subadvisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Trustees: Janet L. Yeomans, Chair; Jerome D. Abernathy; Ann D. Borowiec; Joseph W. Chow; and Lucinda S. Landreth. The Investments Committee held five in-person meetings during the Trust’s last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities:
(1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Series management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Series’ transfer agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series, and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees routinely discuss certain risk-management topics with Series management at the Board level and also through the standing committees of the Board. In addition to these recurring risk-management discussions, Series management raises other specific risk-management issues relating to the Series with the Trustees at Board and committee meetings. When discussing new product initiatives with the Board, Series management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Series management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk-management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

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Management of the Trust

The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Committee of Independent Trustees play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Committee of Independent Trustees, by overseeing the evaluation of the Board, its committees, and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls, and fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk. The Series are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics

The Trust, the Manager, ZCM, Smith and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Series, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies — The Manager

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Series. If and when proxies need to be voted on behalf of the Series, the Manager or ZCM or Smith, as applicable, will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Series. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Series.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services Inc. (“ISS”) to analyze proxy statements on behalf of the Series and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Series, ISS will create a record of the vote. By no later than Aug. 31 of each year, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Series.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Series. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.

Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Series are voted by ISS in accordance with the Procedures. Because almost all of the Series’ proxies are voted by ISS pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Series. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Series.

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Proxy Voting Policies — ZCM (Delaware VIP Covered Call Strategy Series only)

ZCM’s Proxy Voting Guidelines are attacked as Appendix B to this SAI.

Proxy Voting Policies — Smith (Delaware VIP Growth Equity Series only)

Smith’s Proxy Voting Guidelines are attached as Appendix C to this SAI.

Investment Manager and Other Service Providers

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Series, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust. In the course of discharging its non-portfolio management duties under the advisory contract, the Manager may delegate to affiliates.

As of Dec. 31, 2018, the Manager and its affiliates within Macquarie Investment Management were managing in the aggregate $157.9 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Macquarie Investment Management” is the marketing name for MMHI and its subsidiaries.

The Manager and its affiliates own the name “Delaware Group®.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager, and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

The Series’ Investment Management Agreement (“Investment Management Agreement”) has an initial term of two years and may be renewed each year thereafter only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Series, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreement, the Series shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Series Name	Management Fee (annual rate as a percentage of average daily net assets)
Delaware VIP Special Situations Series and Delaware VIP Opportunity Series	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on next $1.5 billion 0.60% on assets in excess of $2.5 billion
Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Growth and Income Series, and Delaware VIP Total Return Series	0.65% on the first $500 million 0.60% on the next $500 million 0.55% on next $1.5 billion 0.50% on assets in excess of $2.5 billion
Delaware VIP Government Cash Management Series	0.45%
Delaware VIP Covered Call Strategy Series

0.75% on the first $250 million
0.72% on the next $250 million
0.69% on the next $250 million
0.66% on the next $50 million
0.64% on the next $50 million
0.62% on the next $50 million
0.60% on assets in excess of $2.25 billion

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Investment Manager and Other Service Providers

Series Name	Management Fee (annual rate as a percentage of average daily net assets)
Delaware VIP Limited Duration Bond Series and Delaware VIP Investment Grade Series	0.50% on the first $500 million 0.475% on the next $500 million 0.45% on next $1.5 billion 0.425% on assets in excess of $2.5 billion
Delaware VIP International Series	0.85% on the first $500 million 0.80% on the next $500 million 0.75% on the next $1.5 billion 0.70% on assets in excess of $2.5 billion

Because the Series have not commenced operations, they have not paid investment management fees to the Manager.

The Manager has entered into a subadvisory agreement (“Subadvisory Agreement”) with each of (i) ZCM with respect to Delaware VIP® Covered Call Strategy Series and (ii) Smith with respect to Delaware VIP® Growth Equity Series. Except for those expenses borne by the Manager under the Investment Management Agreement, each of ZCM and Smith under its respective Subadvisory Agreement, and the Distributor under the Distribution Agreement, each Series is responsible for all of its own expenses. Among others, such expenses include each Series’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Subadvisers

ZCM, located at 70 West Madison Street, 24th Floor, Chicago, Illinois 60602-4109, serves as the investment subadviser for the Delaware VIP Covered Call Strategy Series. Although ZCM serves as subadviser, the Manager has ultimate responsibility for all investment advisory services. The Manager supervises ZCM’s performance and management services provided to the Series subject to the supervision and direction of the Board of Trustees.

The Subadvisory Agreement with ZCM is dated July 19 and has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Series, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement may be terminated by the Manager or the Trust at any time on written notice to the Subadviser of the Manager’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of the Series. The Subadviser may terminate its Agreement at any time on sixty (60) days’ written notice to the Manager and the Trust of its intention to do so. The Subadvisory Agreement will terminate automatically in the event of its assignment. The Subadvisory Agreement shall automatically terminate upon the termination of the Investment Management Agreement.

Smith, located at 100 Crescent Court, Suite 1150, Dallas, TX 75201, is responsible for the day-to-day management of Delaware VIP Growth Equity Series. Although Smith serves as a subadviser, the Manager has ultimate responsibility for all investment advisory services. The Manager supervises Smith’s performance and management services provided to the Series subject to the supervision and direction of the Board of Trustees.

The Subadvisory Agreement with Smith is dated July 19 and has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Series, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement may be terminated by the Manager or the Trust at any time on written notice to the Subadviser of the Manager’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of the Series. The Subadviser may terminate its Agreement at any time on sixty (60) days’ written notice to the Manager and the Trust of its intention to do so. The Subadvisory Agreement will terminate automatically in the event of its assignment. The Subadvisory Agreement shall automatically terminate upon the termination of the Investment Management Agreement.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is located at Kaerntner Strasse 28, 1010 Vienna, Austria. MIMAK is an affiliate of the Manager and a part of Macquarie Investment Management (MIM). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where MANAGER believes it will be beneficial to utilize MIMAK’s specialized market knowledge.

Macquarie Investment Management Global Limited, (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of MIM. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal

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responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMGL and the Manager may also permit MIMGL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where MANAGER believes it will be beneficial to utilize MIMGL’s specialized market knowledge.

Macquarie Investment Management Europe Limited, (MIMEL), is located at 28 Ropemaker Street, London, England. MIMEL is an affiliate of the Manager and a part of MIM. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where MANAGER believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

Macquarie Funds Management Hong Kong Limited (MFMHKL), located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong. MFMHKL is an affiliate of the Manager and a part of MIM. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit MFMHKL to execute Fund security trades on behalf of the Manager.

Pursuant to the terms of the Subadvisory Agreement, the investment subadvisory fee is paid by the Manager to the Subadviser as a percentage of the average daily net assets of the Series.

Because the Series have not commenced operations, they have not paid investment management fees to any subadvisers.

Distributor

The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Series’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Series. See the Prospectuses for information on how to invest. Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds. The Board annually reviews fees paid to the Distributor.

Because the Series have not commenced operations, the Distributor has not received commissions from the Series.

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Series’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Series for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Series will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Series. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Series has authorized, in addition to the Transfer Agent, one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Series. For purposes of pricing, each Series will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Foresters Investor Services, Inc. (“FIS”), provides subtransfer agency services to the Series. In connection with these services, FIS administers the overnight investment of cash pending investment in the Series or payment of redemptions. The proceeds of this investment program are used to offset the Series’ transfer agency expenses.

Fund Accountants

The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Series. Those services include performing functions related to calculating the Series’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Series pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Series. Those services include overseeing the Series’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Series NAVs and performance data. For these services, the Series pay DIFSC an asset-based fee,

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Investment Manager and Other Service Providers

plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis.

Because the Series have not commenced operations, they have not paid for fund accounting or financial administration services.

Securities Lending Agent

The Board has approved each Series’ participation in a securities lending program. Under the securities lending program, BNY Mellon serves as the Series’ securities lending agent (“Securities Lending Agent”).

Because the Series have not commenced operations, they have not participated in the securities lending program or earned related income or paid any fees and/or compensation.

Custodian

BNY Mellon is the custodian of each Series’ securities and cash. As custodian for the Series, BNY Mellon maintains a separate account or accounts for each Series; receives, holds, and releases portfolio securities on account of each Series; receives and disburses money on behalf of each Series; and collects and receives income and other payments and distributions on account of each Series’ portfolio securities. BNY Mellon also serves as the Series’ custodian for their investments in foreign securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

Portfolio Managers

I. Delaware Management Company

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of June 30, 2019 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Christopher S. Adams Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 1 19	$6.2 billion $10.5 million $1.2 billion	0 0 0	$0 $0 $0
Damon J. Andres Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	8 1 2	$1.5 billion $20.5 million $283.3 million	0 0 0	$0 $0 $0
Wayne A. Anglace Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 2 7	$1.8 billion $55.3 million $45.4 million	0 0 0	$0 $0 $0
Kristen E. Bartholdson Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 4 24	$17.5 billion $1.0 billion $5.6 billion	0 0 1	$0 $0 $1.2 billion
Christopher S. Beck Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 0 6	$6.4 billion $0 $439.4 million	0 0 0	$0 $0 $0

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	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Adam H. Brown Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	14 3 5	$16.7 billion $396.3 million $919.7 million	0 0 0	$0 $0 $0
Kelley McKee Carabasi Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 0 4	$6.4 billion $0 $432.7 million	0 0 0	$0 $0 $0
Steven G. Catricks Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 0 4	$6.4 billion $0 $432.7 million	0 0 0	$0 $0 $0
Craig C. Dembek Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 0 0	$2.6 billion $0 $0	0 0 0	$0 $0 $0
Roger A. Early Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	13 3 42	$19.8 billion $825.0 million $6.4 billion	0 0 0	$0 $0 $0
J. David Hillmeyer Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	10 4 11	$17.7 billion $975.8 million $4.2 billion	0 0 1	$0 $0 $1.0 billion
Kashif Ishaq Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 1 0	$1.5 billion $34.7 million $0	0 0 0	$0 $0 $0
Nikhil G. Lalvani Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	10 4 24	$17.7 billion $1.0 billion $5.6 billion	0 0 1	$0 $0 $1.2 billion
Kent P. Madden Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 0 4	$6.4 billion $0 $432.7 million	0 0 0	$0 $0 $0
Paul A. Matlack Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	10 2 1	$2.6 billion $392.1 million $91.1 million	0 0 0	$0 $0 $0
John P. McCarthy Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	15 2 5	$18.1 billion $377.8 million $919.7 million	0 0 0	$0 $0 $0
Brian C. McDonnell Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 8 51	$11.1 billion $1.3 billion $5.0 billion	0 0 0	$0 $0 $0

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Portfolio Managers

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Francis X. Morris Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 1 19	$6.5 billion $10.5 million $1.2 billion	0 0 0	$0 $0 $0
Michael S. Morris Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 1 19	$6.2 billion $10.5 million $1.2 billion	0 0 0	$0 $0 $0
Donald G. Padilla Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 1 19	$6.2 billion $10.5 million $1.2 billion	0 0 0	$0 $0 $0
David E. Reidinger Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 1 19	$6.2 billion $10.5 million $1.2 billion	0 0 0	$0 $0 $0
Robert A. Vogel Jr. Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 4 24	$17.5 billion $1.0 billion $5.6 billion	0 0 1	$0 $0 $1.2 billion
Michael G. Wildstein Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	3 11 10	$7.8 billion $1.3 billion $5.7 billion	0 0 1	$0 $0 $1.0 billion
Babak “Bob” Zenouzi Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 1 3	$1.8 billion $20.5 million $238.3 million	0 0 0	$0 $0 $0
Christopher Gowlland Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 1 0	$0 $37.9 million $0	0 0 0	$0 $0 $0
Åsa Annerstadt Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 2 0	$564.6 million $29.1 million $0	0 0 0	$0 $0 $0
Jens Hansen Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 2 0	$564.6 million $29.1 million $0	0 0 0	$0 $0 $0
Claus Juul Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 2 0	$564.6 million $29.1 million $0	0 0 0	$0 $0 $0
Klaus Petersen Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 2 0	$564.6 million $29.1 million $0	0 0 0	$0 $0 $0

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Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Series and the investment action for each such other fund or account and the Series may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Series. Additionally, the management of multiple funds or accounts and the Series may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Series. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

Two of the accounts managed by the portfolio managers as set forth in the table above has performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio manager has an incentive to manage this account so as to enhance his or her performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary — Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — Fixed Income Portfolio Managers. An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus. Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors and objective factors. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the funds’ Broadridge or Morningstar peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance database (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted; composite performance relative to the benchmark is also evaluated for the same time periods. Incentives reach maximum potential at the top 25th-30th percentile. The remaining portion of the bonus is discretionary as determined by Macquarie Investment Management and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Portfolio managers participate in retention programs, including the Macquarie Investment Management Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Bonus — Large-Cap Value Equity Portfolio Managers. Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus — Core Equity Portfolio Managers. Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge peer groups and

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Portfolio Managers

the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus — Small-Cap Value Equity Portfolio Managers. Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus — Real Estate Securities and Income Solutions, Portfolio Managers. Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Investment Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

Trading Practices and Brokerage

The Manager, or ZCM or Smith, as the case may be, selects broker/dealers to execute transactions on behalf of the Series for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Series. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Series either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission. When a commission is paid, the Series pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Series pays a minimal share transaction cost when the transaction presents no difficulty.

Because the Series have not commenced operations, the Series have not paid brokerage commissions.

Subject to applicable requirements, such as seeking best execution and Rule 12b-1(h) under the 1940 Act, the Manager, or ZCM or Smith, may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analysis; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager, or ZCM or Smith, in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

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As provided in the Securities Exchange Act of 1934, as amended, and the Series’ Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Series paying higher commissions, the Manager and ZCM or Smith, believe that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager, or ZCM or Smith, that constitute in some part brokerage and research services used by the Manager, or ZCM or Smith, in connection with its investment decision-making process and constitute in some part services used by the Manager, or ZCM or Smith, in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager, or ZCM or Smith, will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as a Series is not disadvantaged, other than the potential for additional commissions/equivalents, portfolio transactions that generate commissions or their equivalent can be allocated to broker/dealers that provide services directly or indirectly to a Series and/or to other Delaware Funds. Subject to best execution, commissions/equivalents allocated to brokers providing such services may or may not be generated by the funds receiving the service. In such instances, the commissions/equivalents would be used for the advantage of a Series or other funds and not for the advantage of the Manager.

Because the Series have not commenced operations, the Series have not engaged in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services or held securities of their regular broker/dealers.

The Manager, or ZCM or Smith, may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Series expenses, such as custodian fees.

Capital Structure

The Trust currently has authorized, and allocated to each Series, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shares do not have preemptive rights. All shares of a Series represent an undivided proportionate interest in the assets of the Series, and each share class has the same voting and other rights and preferences as the other classes of the Series, except that shares of the Standard Class may not vote on any matter affecting the Service Class Plan under Rule 12b-1. General expenses of the Series will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Service Class’s Rule 12b-1 Plan will be allocated solely to that class.

Prior to May 1, 2002, the Trust was known as the Delaware Premium Fund. Effective May 1, 2002, the name of each Series was changed to incorporate the new name of the Delaware VIP® Trust.

The initial public offering date for the Delaware VIP Value, Delaware VIP High Yield, and Delaware VIP Limited-Term Diversified Income Series was July 28, 1988. The initial public offering date for Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series until April 28, 2017 and formerly Delaware VIP Growth Opportunities until Jan. 21, 2010) was July 2, 1991. Delaware VIP International Value Equity Series commenced operations on Oct. 29, 1992. Delaware VIP Small Cap Value commenced operations on Dec. 27, 1993. The initial public offering date for Delaware VIP Emerging Markets Series was May 1, 1997. Delaware VIP REIT Series commenced operations on May 4, 1998. Delaware VIP U.S. Growth Series commenced operations on Nov.  15, 1999.

The Delaware VIP Devon Series merged into Delaware VIP Value Series on April 25, 2003. Delaware VIP Diversified Income Series commenced operations on May 19, 2003. On May 1, 2017, Delaware VIP Smid Cap Growth Series changed its name to Delaware VIP Smid Cap Core Series and transitioned to a diversified small- and medium-sized core style of investing.

On July 19, 2019, the Series were established within the Trust.

Noncumulative Voting

The Trust’s shares have noncumulative voting rights, meaning that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

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Purchasing Shares

The Series are closed to new purchases.

Plan under Rule 12b-1

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for Service Class shares of the Delaware VIP Total Return and Delaware VIP Investment Grade Series (the “Plan”). The Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class of shares to which the Plan applies. The Plan is designed to benefit the Trust and its shareholders and, ultimately the Trust’s beneficial contract owners.

The Plan permits the Trust, pursuant to its Distribution Agreement, to pay out of the assets of Service Class shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers and others. In addition, the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Service Class shares or provide services in respect of the Service Class, pursuant to service agreements with the Trust.

The maximum aggregate fee payable by the Trust under the Plan, and the Trust’s Distribution Agreement, on an annual basis, is 0.30% of average daily net assets of Service Class shares (up to 0.25% of which are service fees to be paid to the Distributor, insurance company sponsors, dealers, and others for providing personal service and/or maintaining shareholder accounts).

While payments pursuant to the Plan currently may not exceed 0.30% annually with respect to Service Class shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Trust’s Independent Trustees, who may reduce the fees or terminate the Plan at any time.

All of the distribution expenses incurred by the Distributor and others, such as insurance company sponsors or broker/dealers, in excess of the amount paid on behalf of Service Class shares would be borne by such persons without any reimbursement from such Class.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plan and the Distribution Agreement, as amended, have been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of Service Class shares, and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution Agreement, as amended, may be terminated with respect to the Service Class at any time without penalty by a majority of the Independent Trustees or by a majority vote of the Service Class’s outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the Service Class’s outstanding voting securities, as well as by a majority vote of the Independent Trustees who are not “interested persons.” Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees, including a majority of the Trust’s Independent Trustees who have no interest in the Plans. In addition, in order for the Plan to remain effective, the selection and nomination of the Trust’s Independent Trustees must be made by the Trust’s existing Independent Trustees who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board for its review.

Redeeming Shares

Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued pursuant to the Trust’s Valuation Procedures. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Series’ NAV during any 90-day period for any one shareholder.

Determining Offering Price and Net Asset Value

The offering price of shares is the NAV per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no front-end or contingent deferred sales charge.

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The offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00 pm, Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time by which purchase and redemption orders must be effected in order to receive a Business Day’s NAV and the time at which such orders are processed and shares are priced may change in case of an emergency declared by the SEC or, if regular trading on the NYSE is stopped, at a time other than the regularly scheduled close of the NYSE. When the NYSE is closed, the Series will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed until the Series’ next Business Day. See “Calculating share price” and “How to redeem shares” in the Prospectuses.

The NAV per share for each share class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining the Series’ total net assets, equity securities, except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial MBS, and US government agency MBS, pricing vendors utilize matrix pricing, which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to US dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

Each Series will bear, pro rata, all of the common expenses of the Series. The NAVs of all outstanding shares of each Series will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Series represented by the value of shares of that Series. All income earned and expenses incurred by a Series, will be borne on a pro rata basis by each outstanding share of a Series.

Distributions and Taxes

Distributions

The following supplements the information in the Prospectuses.

The policy of the Trust is to distribute substantially all of each Series’ net investment income and net realized capital gains, if any, in the amount and at the times that will allow a Series to avoid incurring any material amounts of federal income or excise taxes.

Each Class of shares of the Series will share proportionately in the investment income and expenses of that Series, except that the Service Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

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Distributions and Taxes

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Series at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $10.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash.

Taxes

The following is a summary of certain additional tax considerations generally affecting the Series (sometimes referred to as “the Series”). Because shares of the Series are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable contract.

This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Series and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of the shares of the Series selected as an investment option. Holders of variable contracts should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local, and foreign taxes.

Taxation of the Series. The Series has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Series so qualifies, the Series will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Series must satisfy the following requirements:

•
Distribution Requirement — the Series must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Series after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test — the Series must satisfy the following asset diversification test at the close of each quarter of the Series’ tax year: (1) at least 50% of the value of the Series’ assets must consist of cash and cash items, US government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Series has not invested more than 5% of the value of the Series’ total assets in securities of an issuer and as to which the Series does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Series’ total assets may be invested in the securities of any one issuer (other than US government securities or securities of other regulated investment companies) or of two or more issuers which the Series controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Series for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Series’ ability to satisfy these requirements. See, “Tax Treatment of Series Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Series may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Series’ income and performance.

The Series may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Series uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Series shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Series’ allocation is improper and that the Series has under-distributed its income and gain for any taxable year, the Series may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Series fails to satisfy the Distribution Requirement, the Series will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Series’ income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Series will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Series may be

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subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Series as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Series, if any, do not flow through to shareholders. Rather, the Series may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Series has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Series’ net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Series’ next taxable year, and the excess (if any) of the Series’ net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Series’ next taxable year. Any such net capital losses of the Series that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Series in succeeding taxable years. However, for any net capital losses realized in taxable years of the Series beginning on or before Dec. 22, 2010, the Series is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Series. An ownership change generally results when shareholders owning 5% or more of the Series increase their aggregate holdings by more than 50% over a 3-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Series beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Series’ ability to offset capital gains with those losses. An increase in the amount of gains distributed to the Series’ shareholders could result from an ownership change. The Series undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another Series. Moreover, because of circumstances beyond the Series’ control, there can be no assurance that the Series will not experience, or has not already experienced, an ownership change. Additionally, if the Series engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Series of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Series, or vice versa, thereby reducing the tax benefits Series shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Series may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Series’ taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Series distributions for any calendar year (see, “Taxation of Series Distributions — Distributions of capital gains” below). A “qualified late year loss” includes:

(i)

any net capital loss incurred after Oct. 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after Oct. 31 of the current taxable year (“post-October capital losses”), and

(ii)

the sum of (1) the excess, if any, of (a) specified losses incurred after Oct. 31 of the current taxable year, over (b) specified gains incurred after Oct. 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after Dec. 31 of the current taxable year, over (b) the ordinary income incurred after Dec. 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Series may retain or distribute to shareholders its net capital gain for each taxable year. The Series currently intends to distribute net capital gains. If the Series elects to retain its net capital gain, the Series will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Series elects to retain its net capital gain, it is expected that the Series also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Series on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% nondeductible excise tax, the Series must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending Nov. 30 or Dec. 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Series intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Series having to pay an excise tax. However, in any calendar year in which the investment made by the Manager and its affiliates in the Series does not exceed

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$250,000, the Series may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Series that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.

Foreign income tax. Investment income received by the Series from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Series. The US has entered into tax treaties with many foreign countries that entitle the Series to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Series will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Series may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Series not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Series on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series’ assets to be invested in various countries is not known. Under certain circumstances, the Series may elect to pass-through foreign taxes paid by the Series to shareholders, although it reserves the right not to do so.

Special Rules Applicable to Variable Contracts. The Series intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the contract holders (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts. If the contract holder is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract holder’s gross income. The Series intends to comply with these diversification requirements.

Section 817(h) of the Internal Revenue Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Series must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the purposes of clause (b), all securities of the same issuer are considered a single investment, and while each US government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political sub-divisions all will be considered the same issuer. Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Series. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if –

•
All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•
Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in their offering documents, all the beneficial interests in the Series is held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Series (and any corresponding regulated investment company such as a fund-of-funds that invests in the Series) is available solely through the purchase of a variable contract. Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Series is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

For a variable contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the contract holder. Accordingly, a contract holder should not have an impermissible level of control over the Series’ investment in any particular asset so as to avoid the prohibition on investor control. If the contract holder is considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the contract holder’s gross income with the variable contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a variable contract holder’s control of the investments of the segregated asset account may cause the contract holder, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.

The IRS may consider several factors in determining whether a contract holder has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC’s investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Series and the variable contracts is designed to satisfy the current

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expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Series reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of contract holders. Under the IRS pronouncements, a contract holder may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract holder thus may not select or direct the purchase or sale of a particular investment of the Series. All investment decisions concerning the Series must be made by the portfolio managers in their sole and absolute discretion, and not by a contract holder. Furthermore, under the IRS pronouncements, a contract holder may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Series.

The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account’s investments in funds such as the Series, and such guidance could affect the treatment of the Series, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Series will be able to operate as currently described, or that the Series will not have to change its investment objectives or investment policies. The Series’ investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Series.

Taxation of Series Distributions. The Series anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of net investment income. The Series receives ordinary income generally in the form of dividends and/or interest on its investments. The Series may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Series, constitutes the Series’ net investment income from which dividends may be paid to the separate account. In the case of the Series whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “— Dividends-received deduction for corporations.”

Distributions of capital gains. The Series may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributed as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributed as long-term capital gain. Any net short-term or long-term capital gain realized by the Series (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series.

Maintaining a $1 Share Price – Delaware VIP Government Cash Management Series Only. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Series to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Series of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Returns of capital. Distributions by the Series that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Series shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Series shares. Return of capital distributions can occur for a number of reasons including, among others, the Series over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Series Transactions — Investments in US REITs” below).

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Series may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Series from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Pass-through of foreign tax credits. If more than 50% of the Series’ total assets at the end of a fiscal year is invested in foreign securities, the Series may elect to pass through to its shareholder their pro rata share of foreign taxes paid by the Series. If this election is made, the Series may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income, or to claim a foreign tax credit for these taxes against their US federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Series due to certain limitations that may apply. The Series reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Series. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. See, “Tax Treatment of Series Transactions — Securities lending” below.

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Tax credit bonds. If the Series holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Series may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Series. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after Dec. 31, 2017. Even if the Series is eligible to pass through tax credits to shareholders, the Series may choose not to do so.

Consent dividends. The Series may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Series to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Series.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Series’ shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Series Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Series.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements, and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on US exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term

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capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivatives instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivatives instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in US REITs. A US REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a US REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the US REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a US REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity US REIT’s cash flow may exceed its taxable income. The equity US REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a US REIT is operated in a manner that fails to qualify as a REIT, an investment in the US REIT would become subject to double taxation, meaning the taxable income of the US REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the US REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Series Transactions — Investment in taxable mortgage pools (excess inclusion income)” below with respect to certain other tax aspects of investing in US REITs.

Investment in non-US REITs. While non-US REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-US REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-US REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-US REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-US REIT may be reduced or eliminated under certain tax

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treaties, as discussed above in “Taxation of the Series — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-US REIT under rules similar to those in the US, which tax foreign persons on gain realized from dispositions of interests in US real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a US REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Internal Revenue Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Series.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Series investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will not qualify for the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A fund may invest in securities the US federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the

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tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of US federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder’s particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Series.

Tax Consequences To Contract Holders. Since shareholders of the Series will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable variable contract.

Performance Information

Because the Series have not commenced operations, the Series do not have performance.

Financial Statements

PricewaterhouseCoopers LLP, which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Series’ Annual Report.

Principal Holders

Because the Series have not commenced operations, the Series do not have principal holders.

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Appendix A — Description of Ratings

Corporate Obligation Ratings

Moody’s Investment Grade

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Moody’s Below Investment Grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment Grade

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

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C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody’s

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P’s ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the US, for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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APPENDIX B - PROXY VOTING POLICIES - ZCM

PROXY VOTING AND CLASS ACTIONS

Policy Version 9.30.2016

Background

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

●	Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

●	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

●	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of this Manual.

The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Policies and Procedures

Proxy Voting Procedures

Proxies are assets of ZCM’s Clients that must be voted with diligence, care, and loyalty. ZCM will vote each proxy in accordance with its fiduciary duty to its Clients. ZCM will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, ZCM will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client’s securities. Operations coordinates ZCM’s proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires ZCM to maintain certain books and records associated with its proxy voting policies and procedures. ZCM’s recordkeeping obligations are described in the Maintenance of Books and Records section of this Manual. The CCO or designee will ensure that ZCM complies with all applicable recordkeeping requirements associated with proxy voting.

ZCM has retained Broadridge Investor Communications Solutions Inc. (“Broadridge”) to assist in the proxy voting process, utilizing the ProxyEdge system. Compliance manages ZCM’s relationship with the proxy service provider. Compliance monitors Broadridge to ensure all proxy ballots received are voted according to Clients’ specific instructions and the stated guidelines, and retains all required documentation associated with proxy voting. ZCM requires Broadridge to notify the Company if it experiences a material conflict of interest in the voting of Clients’ proxies.

Absent specific Client instructions, ZCM has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

●	ZCM will become aware of specific opportunities to vote proxies by receipt of paper ballots or notification via Broadridge.

●	Absent specific Client instructions, Client proxies shall be voted according to recommendations made by Egan-Jones Proxy Service (“Egan-Jones”). Egan-Jones guidelines are not exhaustive, do not address all potential voting issues, and do not necessarily correspond to the opinions of ZCM’s Portfolio Management teams. Therefore, there may be instances when ZCM may not vote the Client’s shares in accordance with Egan-Jones guidelines.

In the event that ZCM believes the Egan-Jones recommendations are not in the best interest of the Client or for those matters for which Egan-Jones has not provided a voting recommendation, the Portfolio Management team may recommend the voting preference.

●	ZCM has adopted Egan-Jones’ Taft-Hartley proxy voting guidelines.

●	Operations oversees the proxy voting process. In accordance with Egan-Jones guidelines, the proxies are automatically voted, except for the case in which a paper ballot is received. In those instances, Operations will review the issue on the paper ballot and compare it with the Egan-Jones guidelines to manually vote the proxy.

●	ZCM will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, ZCM may be unable to vote securities that have been lent by the custodian. Compliance will prepare and maintain memoranda describing the rationale for any instance in which ZCM does not vote a Client’s proxy.

●	Broadridge will retain the following information in connection with each proxy vote:

○	The Issuer’s name;

○	The security’s ticker symbol or CUSIP, as applicable;

○	The shareholder meeting date;

○	The number of shares that ZCM voted;

○	A brief identification of the matter voted on;

○	Whether the matter was proposed by the Issuer or a security-holder;

○	Whether ZCM cast a vote;

○	How ZCM cast its vote (for the proposal, against the proposal, or abstain); and

○	Whether ZCM cast its vote with or against management.

●	ZCM will maintain documentation describing the reasons for each vote (e.g., ZCM believes that voting with management is in Clients’ best interests, but Client X gave specific instructions to vote against management).

●	Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

●	Proxies received after a Client terminates its advisory relationship with ZCM will not be voted. Such proxies will promptly be returned to the sender, or the custodian, along with a statement indicating that ZCM’s advisory relationship with the Client has terminated, and that future proxies should not be sent to ZCM.

Proxy Voting Reporting to Mutual Fund Clients

ZCM has additional proxy reporting obligations to its mutual fund clients. While the timing and manner of report to each mutual fund client may vary, generally, ZCM shall make the following reports to the respective mutual fund client:

●	At least annually, ZCM shall present the mutual fund client with this Proxy Voting and Class Action Policy (the “Policy”), for presentation to its board.

●	ZCM shall promptly notify the mutual fund client of any material changes to this Policy.

●	At least annually, ZCM shall promptly provide the mutual fund client a record of each proxy voted with respect to portfolio securities held by the fund during the year in order for the fund to make its N-PX filing.

Class Actions

ZCM does not direct Clients’ participation in class actions, as disclosed in Part 2 of Form ADV.

Disclosures to Clients and Investors

ZCM includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients and Investors can contact Compliance to obtain a copy of these policies and procedures and information about how ZCM voted with respect to the Client’s securities.

Any request for information about proxy voting should be promptly forwarded to Compliance, which will respond to any such requests. As a matter of policy, ZCM does not disclose how it expects to vote on upcoming proxies. Additionally, ZCM does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Annual Reviews

Portfolio Management will review, no less frequently than annually, the firm’s proxy voting guidelines to make sure they are adequate and appropriate given the investment activities of the firm. On an annual basis, this review will be presented to the Brokerage Practice Committee. Compliance shall review the proxy policies and procedures and assess whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of clients.

APPENDIX C - PROXY VOTING GUIDELINES – SMITH

SMITH ASSET MANAGEMENT GROUP, L.P.

2018 Proxy Voting Guidelines

June 2018

Copyright ©2016 by Smith Asset

Smith Asset 2018 Proxy Voting Guidelines	- 1 -

www.smithasset.com

Smith Asset 2018 Proxy Voting Guidelines

TABLE OF CONTENTS

1. ROUTINE/MISCELLANEOUS	7
Adjourn Meeting	7
Amend Quorum Requirements	7
Amend Minor Bylaws	7
Change Company Name	7
Change Date, Time, or Location of Annual Meeting	7
Other Business	7

Audit-Related	8
Auditor Indemnification and Limitation of Liability	8
Auditor Ratification	8
Shareholder Proposals Limiting Non-Audit Services	8
Shareholder Proposals on Audit Firm Rotation	8

2. BOARD OF DIRECTORS:	10

Voting on Director Nominees in Uncontested Elections	10
1. Board Accountability	10
2. Board Responsiveness	13
3. Composition	13
4. Independence	14
2018 SAMG Categorization of Directors	15

Other Board-Related Proposals	17
Age/Term Limits	17
Board Size	17
Classification/Declassification of the Board	17
CEO Succession Planning	18
Cumulative Voting	18
Director and Officer Indemnification and Liability Protection	18
Establish/Amend Nominee Qualifications	19
Establish Other Board Committee Proposals	19
Filling Vacancies/Removal of Directors	19
Independent Chair (Separate Chair/CEO)	19
Majority of Independent Directors/Establishment of Independent Committees	20
Majority Vote Standard for the Election of Directors	20
Proxy Access	21
Require More Nominees than Open Seats	21
Shareholder Engagement Policy (Shareholder Advisory Committee)	21
Proxy Contests/Proxy Access—Voting for Director Nominees in Contested Elections	21
Vote-No Campaigns	22

3. SHAREHOLDER RIGHTS & DEFENSES	23
Advance Notice Requirements for Shareholder Proposals/Nominations	23
Amend Bylaws without Shareholder Consent	23

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Confidential Voting	23
Control Share Acquisition Provisions	23
Control Share Cash-Out Provisions	23
Disgorgement Provisions	24
Exclusive Venue	24
Fair Price Provisions	24
Freeze-Out Provisions	25
Greenmail	25
Net Operating Loss (NOL) Protective Amendments	25
Poison Pills (Shareholder Rights Plans)	25
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy	25
Management Proposals to Ratify a Poison Pill	25
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)	26
Reimbursing Proxy Solicitation Expenses	26
Reincorporation Proposals	26
Shareholder Ability to Act by Written Consent	27
Shareholder Ability to Call Special Meetings	27
Stakeholder Provisions	27
State Antitakeover Statutes	28
Supermajority Vote Requirements	28

4. CAPITAL/RESTRUCTURING	29

Capital	29
Adjustments to Par Value of Common Stock	29
Common Stock Authorization	29
Dual Class Structure	29
Issue Stock for Use with Rights Plan	30
Preemptive Rights	30
Preferred Stock Authorization	30
Recapitalization Plans	30
Reverse Stock Splits	31
Share Repurchase Programs	31
Stock Distributions: Splits and Dividends	31
Tracking Stock	31

Restructuring	31
Appraisal Rights	31
Asset Purchases	31
Asset Sales	32
Bundled Proposals	32
Conversion of Securities	32
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	32
Formation of Holding Company	33
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)	33
Joint Ventures	33
Liquidations	34
Mergers and Acquisitions	34
Private Placements/Warrants/Convertible Debentures	34
Reorganization/Restructuring Plan (Bankruptcy)	35
Special Purpose Acquisition Corporations (SPACs)	36
Spin-offs	37
Value Maximization Shareholder Proposals	37

5. COMPENSATION	38

Smith Asset 2018 Proxy Voting Guidelines	- 3 -

Executive Pay Evaluation	38
Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)	38
Pay-for-Performance Evaluation	39
Problematic Pay Practices	39
Board Communications and Responsiveness	40
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")	41
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale	41

Equity-Based and Other Incentive Plans	42
Plan Cost	42
Shareholder Value Transfer (SVT)	43
Grant Practices	43
Three-Year Burn Rate	43
Egregious Factors	43
Liberal Definition of Change in Control	43
Repricing Provisions	43
Problematic Pay Practices or Significant Pay-for-Performance Disconnect	44
Specific Treatment of Certain Award Types in Equity Plan Evaluations	44
Dividend Equivalent Rights	44
Liberal Share Recycling Provisions	44
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)	45
Option Overhang Cost	45
Other Compensation Plans	45
401(k) Employee Benefit Plans	45
Employee Stock Ownership Plans (ESOPs)	45
Employee Stock Purchase Plans—Qualified Plans	46
Employee Stock Purchase Plans—Non-Qualified Plans	46
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)	46
Option Exchange Programs/Repricing Options	47
Stock Plans in Lieu of Cash	47
Transfer Stock Option (TSO) Programs	48

Director Compensation	48
Equity Plans for Non-Employee Directors	48
Shareholder Ratification of Director Pay Programs	49
Non-Employee Director Retirement Plans	49

Shareholder Proposals on Compensation	49
Advisory Vote on Executive Compensation (Say-on-Pay)	49
Adopt Anti-Hedging/Pledging/Speculative Investments Policy	49
Bonus Banking/Bonus Banking "Plus"	50
Compensation Consultants—Disclosure of Board or Company's Utilization	50
Disclosure/Setting Levels or Types of Compensation for Executives and Directors	50
Golden Coffins/Executive Death Benefits	50
Hold Equity Past Retirement or for a Significant Period of Time	51
Non-Deductible Compensation	51
Pay for Performance	51
Performance-Based Awards	51
Pay for Superior Performance	51
Pre-Arranged Trading Plans (10b5-1 Plans)	52
Prohibit CEOs from Serving on Compensation Committees	52
Recoup Bonuses (Clawbacks)	52
Severance Agreements for Executives/Golden Parachutes	53
Share Buyback Holding Periods	53
Supplemental Executive Retirement Plans (SERPs)	53

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Tax Gross-Up Proposals	53
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity	53
6. SOCIAL/ENVIRONMENTAL ISSUES	55

Animal Welfare	55
Animal Welfare Policies	55
Animal Testing	55
Animal Slaughter (Controlled Atmosphere Killing (CAK))	55

Consumer Issues	55
Genetically Modified Ingredients	55
Reports on Potentially Controversial Business/Financial Practices	56
Pharmaceutical Pricing, Access to Medicines, Product Reimportation, and Health Pandemics	56
Product Safety and Toxic/Hazardous Materials	56
Tobacco-Related Proposals	57

Climate Change and the Environment	57
Climate Change/Greenhouse Gas (GHG) Emissions	57
General Environmental Proposals and Community Impact Assessments, Concentrated Area Feeding Operations	57
Energy Efficiency	58
Facility and Operational Safety/Security	58
Hydraulic Fracturing	58
Operations in Protected Areas	58
Recycling	58
Renewable Energy	58

Diversity	58
Board Diversity	58
Equality of Opportunity	59
Gender Identity, Sexual Orientation, and Domestic Partner Benefits	59
Gender Pay Gaps	59

General Corporate Issues	60
Charitable Contributions	60
Environmental, Social, and Governance (ESG) Compensation-Related Proposals	60
Political Spending & Lobbying Activities	60

International Issues, Labor Issues, and Human Rights	61
International Human Rights Proposals	61
Internet Privacy and Censorship	61
MacBride Principles	61
Operations in High Risk Markets	61
Outsourcing/Offshoring	61
Workplace Safety	62
Weapons and Military Sales	62

Sustainability	62
Sustainability Reporting	62
Water Issues	62

7. MUTUAL FUND PROXIES	63
Election of Directors	63
Converting Closed-end Fund to Open-end Fund	63
Proxy Contests	63
Investment Advisory Agreements	63

Smith Asset 2018 Proxy Voting Guidelines	- 5 -

Approving New Classes or Series of Shares	63
Preferred Stock Proposals	64
1940 Act Policies	64
Changing a Fundamental Restriction to a Nonfundamental Restriction	64
Change Fundamental Investment Objective to Nonfundamental	64
Name Change Proposals	64
Change in Fund's Subclassification	64
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value	65
Disposition of Assets/Termination/Liquidation	65
Changes to the Charter Document	65
Changing the Domicile of a Fund	66
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval	66
Distribution Agreements	66
Master-Feeder Structure	66
Mergers	66

Shareholder Proposals for Mutual Funds	66
Establish Director Ownership Requirement	66
Reimburse Shareholder for Expenses Incurred	67
Terminate the Investment Advisor	67

8. FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES	68

Smith Asset 2018 Proxy Voting Guidelines	- 6 -

1. Routine/Miscellaneous

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

◆◆◆◆◆

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

◆◆◆◆◆

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

◆◆◆◆◆

Change Company Name

Vote FOR proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

◆◆◆◆◆

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

◆◆◆◆◆

Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

Smith Asset 2018 Proxy Voting Guidelines	- 7 -

Audit-Related

Auditor Indemnification and Limitation of Liability

Vote CASE-BY-CASE on the issue of auditor indemnification and limitation of liability. Factors to be assessed include but are not limited to:

The terms of the auditor agreement--the degree to which these agreements impact shareholders' rights;
The motivation and rationale for establishing the agreements;
The quality of the company's disclosure; and
The company's historical practices in the audit area.

Vote AGAINST or WITHHOLD from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

◆◆◆◆◆

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

An auditor has a financial interest in or association with the company, and is therefore not independent;
There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position;
Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

●	Non-audit ("other") fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to "Other" fees. If the breakout of tax fees cannot be determined, add all tax fees to "Other" fees.

In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

◆◆◆◆◆

Shareholder Proposals Limiting Non-Audit Services

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

◆◆◆◆◆

Shareholder Proposals on Audit Firm Rotation

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

Smith Asset 2018 Proxy Voting Guidelines	- 8 -

The tenure of the audit firm;
The length of rotation specified in the proposal;
Any significant audit-related issues at the company;
The number of Audit Committee meetings held each year;
The number of financial experts serving on the committee; and
Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

◆◆◆◆◆

Smith Asset 2018 Proxy Voting Guidelines	- 9 -

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability: Practices that promote accountability include: transparency into a company's governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.
2.	Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.
3.	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.
4.	Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings or who are overextended (i.e., serve on too many boards) may be unable to effectively serve in shareholders' best interests.

1. Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:
●	A classified board structure;
●	A supermajority vote requirement;
____________________
1 In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
2 A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If SAMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.
●	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
●	The inability of shareholders to call special meetings;
●	The inability of shareholders to act by written consent;
●	A dual-class capital structure; and/or

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●	A non–shareholder-approved poison pill.

Poison Pills:

1.3.	The company has a poison pill that was not approved by shareholders[3]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

1.4.	The board makes a material adverse change to an existing poison pill including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Restricting Binding Shareholder Proposals:

Generally vote against or withhold from members of the governance committee if:

1.5.	The company's governing documents impose undue restrictions on shareholders' ability to amend the bylaws. Such restrictions include, but are not limited to: Outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.6.	The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");
1.7.	The company receives an adverse opinion on the company's financial statements from its auditor; or
1.8.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.9.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.10.	There is a significant misalignment between CEO pay and company performance (pay for performance);
____________________
3 Public shareholders only, approval prior to a company's becoming public is insufficient.

1.11.	The company maintains significant problematic pay practices;
1.12.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.13.	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company's declared frequency of say on pay; or
1.14.	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a patter (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures

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1.15.	Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
	●	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
	●	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
	●	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
	●	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
	●	The company's ownership structure;
	●	The company's existing governance provisions;
	●	The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and,
	●	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:
	●	Classified the board;
	●	Adopted supermajority vote requirements to amend the bylaws or charter; or
	●	Eliminated shareholders' ability to amend bylaws.
1.16.	For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:
	●	The level of impairment of shareholders' rights;
	●	The disclosed rationale;
	●	The ability to change the governance structure (e.g., limitations on shareholders' right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);
	●	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;
	●	Any reasonable sunset provision; and
	●	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight[4], or fiduciary responsibilities at the company;
1.18.	Failure to replace management as appropriate; or
1.19.	Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Board Responsiveness

Vote AGAINST or WITHHOLD from individual directors, committee members, or the entire board of directors as appropriate if:

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2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year.
2.2.	The board failed to act on takeover offers where the majority of shares are tendered;
2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or
2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
●	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;
●	The company's ownership structure and vote results;
●	SAMG analysis of whether there are compensation concerns or a history of problematic compensation practices; and
●	The previous year's support level on the company's say-on-pay proposal.

3. Composition

Attendance at Board and Committee Meetings:

3.1.	Generally vote AGAINST or WITHHOLD from directors (except new nominees5) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

○	Medical issues/illness;
○	Family emergencies; and
____________________

4 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

5 New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

○	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Generally vote against or withhold from individual directors who:

3.3.	Sit on more than five public company boards; or
3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.[6]

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Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.5.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.6.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.7.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.8.	Independent directors make up less than a majority of the directors.

4. Independence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
4.4.	Independent directors make up less than a majority of the directors

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____________________

6Although all of a CEO's subsidiary boards will be counted as separate boards, SAMG will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

2018 SAMG Categorization of Directors

1.	Executive Director

	1.1.	Current employee or current officer[i] of the company or one of its affiliatesii.
2.	Affiliated Outside Director (AO) Non-Independent Non-Executive Director
Board Identification
	2.1.	Director identified as not independent by the board.
Controlling/Significant Shareholder
Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of the group).
Former CEO/Interim Officer
	2.2.	Former CEO of the companyiii,iv.
	2.3.	Former CEO of an acquired company within the past five yearsiv.
	2.4.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer's employment agreement will be made[v].
Non-CEO Executives
	2.5.	Former officer[i] of the company, an affiliateii or an acquired firm within the past five years.

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2.6.	Officer[i] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.
2.7.	Officer[i], former officer, or general or limited partner of a joint venture or partnership with the company. Family Members
2.8.	Immediate family membervi of a current or former officer[i] of the company or its affiliatesii within the last five years.
2.9.	Immediate family membervi of a current employee of company or its affiliatesii where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).
Transactional, Professional, Financial, and Charitable Relationships
2.10.	Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliateii of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.
2.11.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliateii of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.
2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliatesii (excluding investments in the company through a private placement).
2.13.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliatesii (excluding investments in the company through a private placement).
2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliatesii.
Other Relationships
2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.
2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].
2.17.	Founderxi of the company but not currently an employee.
2.18.	Any materialxii relationship with the company.
3. Independent Director
3.1.	No materialxii connection to the company other than a board seat.

Footnotes:
 i The definition of officer will generally follow that of a "Section 16 officer" (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: "Any material relationship with the company." However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.
ii "Affiliate" includes a subsidiary, sibling company, or parent company. SAMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.
iii Includes any former CEO of the company prior to the company's initial public offering (IPO).
iv When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, SAMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director's independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
v SAMG will look at the terms of the interim officer's employment contract to determine if it contains severance pay, long-

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term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. SAMG will also consider if a formal search process was under way for a full-time officer at the time.

vi "Immediate family member" follows the SEC's definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

vii Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. "Of Counsel" relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

viii A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient's gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient's gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a

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company which follows neither of the preceding standards, SAMG will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

ix Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[x] Interlocks include: executive officers serving as directors on each other's compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other's boards and at least one serves on the other's compensation or similar committees (or, in the absence of such a committee, on the board).

xi The operating involvement of the founder with the company will be considered. Little to no operating involvement ever may cause SAMG to deem the founder as an independent outsider.

xii For purposes of SAMG's director independence classification, "material" will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Other Board-Related Proposals

Age/Term Limits

Vote AGAINST management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

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Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

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Classification/Declassification of the Board

Vote AGAINST proposals to classify (stagger) the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

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CEO Succession Planning

Generally vote FOR proposals seeking disclosure on a CEO succession planning policy, considering at a minimum, the following factors:

The reasonableness/scope of the request; and

The company's existing disclosure on its current CEO succession planning process.

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Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:

The company has proxy access, thereby allowing shareholders to nominate directors to the company's ballot; and

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

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Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals that would:

●	Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
●	Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
●	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and
If only the director's legal expenses would be covered.

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Establish/Amend Nominee Qualifications

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Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

The company's board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

The company's existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

The company's disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
The scope and structure of the proposal.

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Establish Other Board Committee Proposals

Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company's flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
Level of disclosure regarding the issue for which board oversight is sought;
Company performance related to the issue for which board oversight is sought;
Board committee structure compared to that of other companies in its industry sector; and
The scope and structure of the proposal.

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Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders' ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

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Independent Chair (Separate Chair/CEO)

Generally vote for shareholder proposals requiring that the chairman's position be filled by an independent director, taking into consideration the following:

●	The scope of the proposal;
●	The company's current board leadership structure;
●	The company's governance structure and practices;

●	Company performance; and
●	Any other relevant factors that may be applicable.

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Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company's board leadership structure, SAMG may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. SAMG will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, SAMG will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.

The review of the company's governance practices may include, but is not limited to poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

SAMG's performance assessment will generally consider one-, three, and five-year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long-term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

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Majority of Independent Directors/Establishment of Independent Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by SAMG definition of independent outsider. (See Categorization of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

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Majority Vote Standard for the Election of Directors

Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for a plurality vote standard in contested elections is included.

Generally vote FOR precatory and binding shareholder resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

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Proxy Access

Generally vote for management and shareholder proposals for proxy access with the following provisions:

●	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
●	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
●	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
●	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

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Require More Nominees than Open Seats

Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

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Shareholder Engagement Policy (Shareholder Advisory Committee)

Generally vote FOR shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
Effectively disclosed information with respect to this structure to its shareholders;
Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
The company has an independent chairman or a lead director. This individual must be made available for periodic consultation and direct communication with major shareholders.

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Proxy Contests/Proxy Access—Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

Long-term financial performance of the target company relative to its industry;
Management's track record;
Background to the proxy contest;
Qualifications of director nominees (both slates);
Strategic plan of dissident slate and quality of critique against management;

Likelihood that the proposed goals and objectives can be achieved (both slates);
Stock ownership positions.

When the addition of shareholder nominees to the management card ("proxy access nominees") results in a number of nominees on the management card which exceeds the number of seats available for election, vote CASE-BY-CASE considering the same factors listed above.

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Vote-No Campaigns

In cases where companies are targeted in connection with public "vote-no" campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

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3. Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

SAMG does not support management proposals requiring advance notice for shareholder proposals or nominations.

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Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

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Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

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Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

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Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

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Vote FOR proposals to opt out of control share cash-out statutes.

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Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

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Exclusive Venue

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:

●	The company's stated rationale for adopting such a provision;
●	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;
●	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
●	Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful). Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under SAMG's policy on Unilateral Bylaw/Charter Amendments.

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Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

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Freeze-Out Provisions

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Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

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Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

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Net Operating Loss (NOL) Protective Amendments

Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
●	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
●	The value of the NOLs;
●	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
●	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
●	Any other factors that may be applicable.

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Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

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Management Proposals to Ratify a Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

No lower than a 20% trigger, flip-in or flip-over;
A term of no more than three years;
No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

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Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

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Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

●	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
●	The value of the NOLs;
●	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
●	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
●	Any other factors that may be applicable.

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Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

The election of fewer than 50% of the directors to be elected is contested in the election;
One or more of the dissident's candidates is elected;
Shareholders are not permitted to cumulate their votes for directors; and
The election occurred, and the expenses were incurred, after the adoption of this bylaw.

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Reincorporation Proposals

Management or shareholder proposals to change a company's state of incorporation should be evaluated CASE-BY-CASE, giving consideration to both financial and corporate governance concerns including the following:

Reasons for reincorporation;
Comparison of company's governance practices and provisions prior to and following the reincorporation; and
Comparison of corporation laws of original state and destination state.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

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Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

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Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

●	Shareholders' current right to act by written consent;
●	The consent threshold;
●	The inclusion of exclusionary or prohibitive language;
●	Investor ownership structure; and
●	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

●	An unfettered[7] right for shareholders to call special meetings at a 10 percent threshold;
●	A majority vote standard in uncontested director elections;
●	No non-shareholder-approved pill; and
●	An annually elected board.

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Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders' ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

●	Shareholders' current right to call special meetings;
●	Minimum ownership threshold necessary to call special meetings (10% preferred);
●	The inclusion of exclusionary or prohibitive language;
●	Investor ownership structure; and
●	Shareholder support of, and management's response to, previous shareholder proposals.

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Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

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____________________

7"Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

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Supermajority Vote Requirements

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Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

●	Ownership structure;
●	Quorum requirements; and
●	Vote requirements.

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4. CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action

Vote FOR management proposals to eliminate par value.

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Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

●	Past Board Performance:
○	The company's use of authorized shares during the last three years
●	The Current Request:
○	Disclosure in the proxy statement of the specific purposes of the proposed increase;
○	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
○	The dilutive impact of the request as determined by an allowable increase calculated by SAMG (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

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Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

The company discloses a compelling rationale for the dual-class capital structure, such as:

○	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
○	The new class of shares will be transitory;
The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

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Issue Stock for Use with Rights Plan

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Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

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Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration:

●	The size of the company;
●	The shareholder base; and
●	The liquidity of the stock.

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Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

●	Past Board Performance:
○	The company's use of authorized preferred shares during the last three years;
●	The Current Request:
○	Disclosure in the proxy statement of the specific purposes for the proposed increase;
○	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
○	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by SAMG (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and
○	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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Recapitalization Plans

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

More simplified capital structure;
Enhanced liquidity;
Fairness of conversion terms;
Impact on voting power and dividends;
Reasons for the reclassification;
Conflicts of interest; and
Other alternatives considered.

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Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote AGAINST proposals when there is not a proportionate reduction of authorized shares, unless:

●	A stock exchange has provided notice to the company of a potential delisting; or
●	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with the Common Stock Authorization policy.

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Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

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Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with SAMG' Common Stock Authorization policy.

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Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

Adverse governance changes;
Excessive increases in authorized capital stock;
Unfair method of distribution;
Diminution of voting rights;
Adverse conversion features;
Negative impact on stock option plans; and
Alternatives such as spin-off.

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Restructuring

Appraisal Rights

Vote FOR proposals to restore or provide shareholders with rights of appraisal.

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Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

Purchase price;
Fairness opinion;
Financial and strategic benefits;
How the deal was negotiated;

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Conflicts of interest;
Other alternatives for the business;
Non-completion risk.

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Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

Impact on the balance sheet/working capital;
Potential elimination of diseconomies;
Anticipated financial and operating benefits;
Anticipated use of funds;
Value received for the asset;
Fairness opinion;
How the deal was negotiated;
Conflicts of interest.

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Bundled Proposals

Vote CASE-BY-CASE on bundled or "conditional" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

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Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

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Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

●	Dilution to existing shareholders' positions;
●	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
●	Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
●	Management's efforts to pursue other alternatives;
●	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
●	Conflict of interest - arm's length transaction, managerial incentives.

Smith Asset 2018 Proxy Voting Guidelines	- 32 -

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

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Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

The reasons for the change;
Any financial or tax benefits;
Regulatory benefits;
Increases in capital structure; and
Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

Increases in common or preferred stock in excess of the allowable maximum (see discussion under "Capital"); or Adverse changes in shareholder rights.

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Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Vote CASE-BY-CASE on going private transactions, taking into account the following:

Offer price/premium;
Fairness opinion;
How the deal was negotiated;
Conflicts of interest;
Other alternatives/offers considered; and
Non-completion risk.

Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

○	Are all shareholders able to participate in the transaction?
○	Will there be a liquid market for remaining shareholders following the transaction?
○	Does the company have strong corporate governance?
○	Will insiders reap the gains of control following the proposed transaction?
○	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

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Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

Percentage of assets/business contributed;
Percentage ownership;
Financial and strategic benefits;
Governance structure;
Conflicts of interest;
Other alternatives; and

Smith Asset 2018 Proxy Voting Guidelines	- 33 -

Non-completion risk.

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Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

Management's efforts to pursue other alternatives;
Appraisal value of assets; and
The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

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Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

●	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
●	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
●	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
●	Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
●	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.
●	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

●	Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is

Smith Asset 2018 Proxy Voting Guidelines	- 34 -

often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.
●	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
○	The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.
○	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.
●	Financial issues:
○	The company's financial condition;
○	Degree of need for capital;
○	Use of proceeds;
○	Effect of the financing on the company's cost of capital;
○	Current and proposed cash burn rate;
○	Going concern viability and the state of the capital and credit markets.
●	Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.
●	Control issues:
○	Change in management;
○	Change in control;
○	Guaranteed board and committee seats;
○	Standstill provisions;
○	Voting agreements;
○	Veto power over certain corporate actions; and
○	Minority versus majority ownership and corresponding minority discount or majority control premium
●	Conflicts of interest:
○	Conflicts of interest should be viewed from the perspective of the company and the investor.
○	Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
●	Market reaction:
○	The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement, or FOR the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

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Reorganization/Restructuring Plan (Bankruptcy)

Vote CASE-BY-CASE on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

Estimated value and financial prospects of the reorganized company;
Percentage ownership of current shareholders in the reorganized company;

Smith Asset 2018 Proxy Voting Guidelines	- 35 -

Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s); Existence of a superior alternative to the plan of reorganization; and
Governance of the reorganized company.

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Special Purpose Acquisition Corporations (SPACs)

Vote CASE-BY-CASE on SPAC mergers and acquisitions taking into account the following:

●	Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.
●	Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
●	Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
●	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
●	Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.
●	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?
●	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Vote CASE-BY-CASE on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

●	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquisition process.
●	Pending transaction(s) or progression of the acquisition process: Sometimes an initial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

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●	Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redemption at the extension proposal meeting.
●	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

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Spin-offs

Vote CASE-BY-CASE on spin-offs, considering:

Tax and regulatory advantages;
Planned use of the sale proceeds;
Valuation of spinoff;
Fairness opinion;
Benefits to the parent company;
Conflicts of interest;
Managerial incentives;
Corporate governance changes;
Changes in the capital structure.

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Value Maximization Shareholder Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by:

Hiring a financial advisor to explore strategic alternatives;
Selling the company; or
Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

●	Prolonged poor performance with no turnaround in sight;
●	Signs of entrenched board and management (such as the adoption of takeover defenses);
●	Strategic plan in place for improving value;
●	Likelihood of receiving reasonable value in a sale or dissolution; and
●	The company actively exploring its strategic options, including retaining a financial advisor.

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5. COMPENSATION

Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

There is a significant misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices;
The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

●	There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
●	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
●	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
●	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

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A pay for performance misalignment is found, and a significant portion of the CEO's misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

○	Magnitude of pay misalignment;
○	Contribution of non-performance-based equity grants to overall pay; and
○	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation
SAMG annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group[8] Alignment:
●	The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
●	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
●	The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.
2.	Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

●	The ratio of performance- to time-based equity awards;
●	The overall ratio of performance-based compensation;
●	The completeness of disclosure and rigor of performance goals;
●	The company's peer group benchmarking practices;
●	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
●	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
●	Realizable pay compared to grant pay; and
●	Any other factors deemed relevant.

Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:

●	Problematic practices related to non-performance-based compensation elements;
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8The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company's selected peers' GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company's.

●	Incentives that may motivate excessive risk-taking;

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●	and Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
●	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
●	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
●	New or extended agreements that provide for:
○	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
○	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);
○	CIC payments with excise tax gross-ups (including "modified" gross-ups).
●	Insufficient executive compensation disclosure by externally- managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

●	Multi-year guaranteed bonuses;
●	A single or common performance metric used for short- and long-term plans;
●	Lucrative severance packages;
●	High pay opportunities relative to industry peers;
●	Disproportionate supplemental pensions; or
●	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:

Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
Duration of options backdating;
Size of restatement due to options backdating;
Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

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Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

Failure to respond to majority-supported shareholder proposals on executive pay topics; or
Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

○	The company's response, including:
■	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
■	Specific actions taken to address the issues that contributed to the low level of support;
■	Other recent compensation actions taken by the company;
○	Whether the issues raised are recurring or isolated;
○	The company's ownership structure; and
○	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

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Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

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Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

●	Single- or modified-single-trigger cash severance;
●	Single-trigger acceleration of unvested equity awards;
●	Excessive cash severance (>3x base salary and bonus);
●	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);
●	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
●	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
●	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), SAMG will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Vote case-by-case on equity-based compensation plans9 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated in three pillars:

Plan Cost: The total estimated cost of the company's equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

●	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
●	SVT based only on new shares requested plus shares remaining for future grants.

Plan Features:

●	Automatic single-triggered award vesting upon a change in control (CIC);
●	Discretionary vesting authority;
●	Liberal share recycling on various award types;
●	Minimum vesting period for grants made under the plan.

Grant Practices:

●	The company's three year burn rate relative to its industry/market cap peers;
●	Vesting requirements in most recent CEO equity grants (3-year look-back);
●	An additional version of the model will also be developed for companies that recently IPO'd or emerged from bankruptcy, where the burn-rate factor does not apply, per current policy.
●	The estimated duration of the plan based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years;
●	The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
●	Whether the company maintains a claw-back policy;
●	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following apply:

●	Awards may vest in connection with a liberal change-of-control definition;
●	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);
●	The plan is a vehicle for problematic pay practices or a pay-for-performance disconnect; or
●	Any other plan features are determined to have a significant negative impact on shareholder interests.

Plan Cost

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

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9 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

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Shareholder Value Transfer (SVT)
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders' equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards. Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers' historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company's benchmark.10

Grant Practices

Three-Year Burn Rate
Burn rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (µ) plus one standard deviation (σ) of the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P500) and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year's burn-rate benchmark.

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Egregious Factors

Liberal Definition of Change in Control
Generally vote AGAINST equity plans if the plan has a liberal definition of change in control (it provides for the acceleration of vesting of equity awards even though an actual change in control may not occur) and the equity awards would automatically vest upon such liberal definition of change-in-control. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a "potential" takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions
Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" includes the ability to do any of the following:

●	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
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10 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

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Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote AGAINST plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect
If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.

If a significant portion of the CEO's misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, SAMG may vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

●	Magnitude of pay misalignment;
Contribution of non–performance-based equity grants to overall pay; and
The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

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Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

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Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

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Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

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Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider CASE-BY-CASE a carve-out of a portion of cost attributable to overhang, considering the following criteria:

●	Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.
●	Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company's overhang. Specifically, the following disclosure would be required:
○	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;
○	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;
○	The general vesting provisions of option grants; and
○	The distribution of outstanding option grants with respect to the named executive officers;
●	Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company's three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company's unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year's weighted average shares outstanding (as used in the company's calculation of basic EPS) and divide the sum of the new share request and all available shares under the company's equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and
●	Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.

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Other Compensation Plans

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

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Employee Stock Purchase Plans—Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

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Purchase price is at least 85 percent of fair market value;
Offering period is 27 months or less; and
The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:
Purchase price is less than 85 percent of fair market value; or
Offering period is greater than 27 months; or
The number of shares allocated to the plan is more than ten percent of the outstanding shares.

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Employee Stock Purchase Plans—Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;
No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.

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Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Generally vote FOR proposals to approve or amend executive incentive bonus plans if the proposal:

Is only to include administrative features;
Places a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m);
Adds performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate; or
Covers cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote AGAINST such proposals if:

The compensation committee does not fully consist of independent outsiders, per SAMG' director classification; or The plan contains excessive problematic provisions.

Vote CASE-BY CASE on such proposals if:

In addition to seeking 162(m) tax treatment, the amendment may cause the transfer of additional shareholder value to employees (e.g., by requesting additional shares, extending the option term, or expanding the pool of plan participants). Evaluate the Shareholder Value Transfer in comparison with the company's allowable cap; or
A company is presenting the plan to shareholders for Section 162(m) favorable tax treatment for the first time after the company's initial public offering (IPO). Perform a full equity plan analysis, including consideration of total shareholder value transfer, burn rate (if applicable), repricing, and liberal change in control. Other factors such as pay-for-performance or problematic pay practices as related to Management Say-on-Pay may be considered if appropriate.

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Option Exchange Programs/Repricing Options
Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;
Rationale for the re-pricing--was the stock price decline beyond management's control?
Is this a value-for-value exchange?
Are surrendered stock options added back to the plan reserve?
Option vesting--does the new option vest immediately or is there a black-out period?
Term of the option--the term should remain the same as that of the replaced option;
Exercise price--should be set at fair market or a premium to market;
Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

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Stock Plans in Lieu of Cash
Vote CASE-BY-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote CASE-BY-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, SAMG will not make any adjustments to carve out the in-lieu-of cash compensation.

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Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

Executive officers and non-employee directors are excluded from participating;
Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back "in-the-money" over the near term.

Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
●	Eligibility;
●	Vesting;
●	Bid-price;
●	Term of options;
●	Cost of the program and impact of the TSOs on company's total option expense
●	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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Director Compensation

Equity Plans for Non-Employee Directors

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on:

●	The total estimated cost of the company's equity plans relative to industry/market cap peers, measured by the company's allowable estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
●	The company's three-year burn rate relative to its industry/market cap peers; and
●	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:
●	The relative magnitude of director compensation as compared to companies of a similar profile;
●	The presence of problematic pay practices relating to director compensation;
●	Director stock ownership guidelines and holding requirements;
●	Equity award vesting schedules;

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●	The mix of cash and equity-based compensation;
●	Meaningful limits on director compensation;
●	The availability of retirement benefits or perquisites; and
●	The quality of disclosure surrounding director compensation.

Shareholder Ratification of Director Pay Programs

Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:
●	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
●	An assessment of the following qualitative factors:
○	The relative magnitude of director compensation as compared to companies of a similar profile;
○	The presence of problematic pay practices relating to director compensation;
○	Director stock ownership guidelines and holding requirements;
○	Equity award vesting schedules;
○	The mix of cash and equity-based compensation;
○	Meaningful limits on director compensation;
○	The availability of retirement benefits or perquisites; and
○	The quality of disclosure surrounding director compensation.

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Non-Employee Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

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Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

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Adopt Anti-Hedging/Pledging/Speculative Investments Policy

Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company's existing policies regarding responsible use of company stock will be considered.

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Bonus Banking/Bonus Banking "Plus"

Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

The company's past practices regarding equity and cash compensation;
Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
Whether the company has a rigorous claw-back policy in place.

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Compensation Consultants—Disclosure of Board or Company's Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.

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Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

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Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

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Smith Asset 2018 Proxy Voting Guidelines	- 50 -

Hold Equity Past Retirement or for a Significant Period of Time

Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

●	The percentage/ratio of net shares required to be retained;
●	The time period required to retain the shares;
●	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
●	Whether the company has any other policies aimed at mitigating risk taking by executives;
●	Executives' actual stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's existing requirements; and
●	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

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Non-Deductible Compensation

Generally vote FOR proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company's existing disclosure practices.

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Pay for Performance

Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a "substantial" portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

Second, assess the rigor of the company's performance-based equity program. If the bar set for the performance-based program is too low based on the company's historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program's poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance
Vote CASE-BY-CASE on shareholder proposals that request the board establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:

Set compensation targets for the plan's annual and long-term incentive pay components at or below the peer group median;

Smith Asset 2018 Proxy Voting Guidelines	- 51 -

Deliver a majority of the plan's target long-term compensation through performance-vested, not simply time-vested, equity awards;
Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
Establish performance targets for each plan financial metric relative to the performance of the company's peer companies;
Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company's performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

What aspects of the company's annual and long-term equity incentive programs are performance driven?
If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
Can shareholders assess the correlation between pay and performance based on the current disclosure?
What type of industry and stage of business cycle does the company belong to?

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Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K; Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
An executive may not trade in company stock outside the 10b5-1 Plan.
Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

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Prohibit CEOs from Serving on Compensation Committees

Generally vote AGAINST proposals seeking a policy to prohibit any outside CEO from serving on a company's compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

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Recoup Bonuses (Clawbacks)

Vote CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. SAMG will take into consideration:

If the company has adopted a formal recoupment bonus policy;
If the company has chronic restatement history or material financial problems; or
If the company's policy substantially addresses the concerns raised by the proponent.

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Smith Asset 2018 Proxy Voting Guidelines	- 52 -

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote CASE-BY-CASE on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

The triggering mechanism should be beyond the control of management;
The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

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Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

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Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding of all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

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Tax Gross-Up Proposals

Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

Vote CASE-BY-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

Smith Asset 2018 Proxy Voting Guidelines	- 53 -

The following factors will be considered:

●	The company's current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);
●	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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Smith Asset 2018 Proxy Voting Guidelines	- 54 -

6. Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

●	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
●	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
●	Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
●	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
●	If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
●	If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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Animal Welfare

Animal Welfare Policies

Vote AGAINST proposals seeking a report on the company's animal welfare standards.

Animal Testing

Vote AGAINST proposals to phase out the use of animals in product testing.

Animal Slaughter (Controlled Atmosphere Killing (CAK))

Vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations.

Vote AGAINST proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations.

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Consumer Issues

Genetically Modified Ingredients

Vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients.

Smith Asset 2018 Proxy Voting Guidelines	- 55 -

Vote AGAINST proposals asking for a report on the feasibility of labeling products containing GE ingredients.
Vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs).
Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products.

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Reports on Potentially Controversial Business/Financial Practices

Vote CASE-BY CASE on requests for reports on the company's potentially controversial business or financial practices or products taking into account:

●	Whether the company has adequately disclosed mechanisms in place to prevent abuses;
●	Whether the company has adequately disclosed the financial risks of the products/practices in question;
●	Whether the company has been subject to violations of related laws or serious controversies; and
●	Peer companies' policies/practices in this area.

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Pharmaceutical Pricing, Access to Medicines, Product Reimportation, and Health Pandemics

Vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote AGAINST proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies.

Vote AGAINST proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies.

Vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.

Health Pandemics

Vote AGAINST requests for reports outlining the impact of health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu) on the company's operations and how the company is responding to the situation.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, malaria, tuberculosis, and avian flu).

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Product Safety and Toxic/Hazardous Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;

Smith Asset 2018 Proxy Voting Guidelines	- 56 -

The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
The company has not been recently involved in relevant significant controversies, significant fines, or litigation.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

The company's current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms. Current regulations in the markets in which the company operates; and
Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote AGAINST resolutions requiring that a company reformulate its products.

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Tobacco-Related Proposals

Vote AGAINST resolutions regarding the advertisement of tobacco products.

Vote AGAINST proposals regarding second-hand smoke.

Vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

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Climate Change and the Environment

Climate Change/Greenhouse Gas (GHG) Emissions

Vote AGAINST resolutions requesting that a company disclose information on the impact of climate change on the company's operations and investments.

Vote AGAINST proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations.

Vote AGAINST proposals that call for the adoption of GHG reduction goals from products and operations.

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General Environmental Proposals and Community Impact Assessments, Concentrated Area Feeding Operations

General Environmental Proposals and Community Impact Assessments

Vote AGAINST requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations.

Smith Asset 2018 Proxy Voting Guidelines	- 57 -

Concentrated Area Feeding Operations (CAFOs)

Vote AGAINST resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs.

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Energy Efficiency

Vote AGAINST proposals requesting a company report on its comprehensive energy efficiency policies.

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Facility and Operational Safety/Security

Vote AGAINST resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities.

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Hydraulic Fracturing

Vote AGAINST proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations.

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Operations in Protected Areas

Vote AGAINST requests for reports on potential environmental damage as a result of company operations in protected regions.

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Recycling

Vote AGAINST proposals to report on an existing recycling program, or adopt a new recycling program.

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Renewable Energy

Vote AGAINST requests for reports on the feasibility of developing renewable energy resources. Vote AGAINST proposals requesting that the company invest in renewable energy resources.

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Diversity

Board Diversity

Generally vote FOR requests for reports on the company's efforts to diversify the board, unless:

Smith Asset 2018 Proxy Voting Guidelines	- 58 -

The gender and racial minority representation of the company's board is reasonably inclusive in relation to companies of similar size and business; and
The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

The degree of existing gender and racial minority diversity on the company's board and among its executive officers; The level of gender and racial minority representation that exists at the company's industry peers;
The company's established process for addressing gender and racial minority board representation;
Whether the proposal includes an overly prescriptive request to amend nominating committee charter language; The independence of the company's nominating committee;
The company uses an outside search firm to identify potential director nominees; and
Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

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Equality of Opportunity

Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company's comprehensive workforce diversity data, including requests for EEO-1 data, unless:

The company publicly discloses its comprehensive equal opportunity policies and initiatives;
The company already publicly discloses comprehensive workforce diversity data; and
The company has no recent significant EEO-related violations or litigation.
Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Vote AGAINST proposals seeking to amend a company's EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.

Vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

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Gender Pay Gaps

Generally vote case-by-case on requests for reports on a company's pay data by gender, or a report on a company's policies and goals to reduce any gender pay gap, taking into account:

The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;

Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and

Whether the company's reporting regarding gender pay gap policies or initiatives is lagging its peers.

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Smith Asset 2018 Proxy Voting Guidelines	- 59 -

General Corporate Issues

Charitable Contributions

Vote CASE-BY-CASE on proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community.

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Environmental, Social, and Governance (ESG) Compensation-Related Proposals

Vote CASE-BY-CASE on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria. The following factors will be considered:

●	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;
●	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;
●	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and
●	The company's current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.

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Political Spending & Lobbying Activities

Generally vote CASE-BY-CASE on proposals asking the company to affirm political nonpartisanship in the workplace, taking into account:

●	Recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and
●	The company's procedures to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote FOR proposals to publish in newspapers and other media the company's political contributions.

Vote FOR proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities.

Vote CASE-BY-CASE on proposals barring the company from making political contributions.

Vote FOR proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

Vote FOR proposals requesting information on a company's lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures.

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Smith Asset 2018 Proxy Voting Guidelines	- 60 -

International Issues, Labor Issues, and Human Rights

International Human Rights Proposals

Vote AGAINST proposals requesting a report on company or company supplier labor and/or human rights standards and policies.

Vote AGAINST proposals to implement company or company supplier labor and/or human rights standards and policies.

Vote AGAINST proposals requesting that a company conduct an assessment of the human rights risks in operations or in its supply chain, or report on its human rights risk assessment process.

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Internet Privacy and Censorship

Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:

The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;
Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;
The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;
The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,
The level of controversy or litigation related to the company's international human rights policies and procedures.

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MacBride Principles

Vote AGAINST proposals to endorse or increase activity on the MacBride Principles.

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Operations in High Risk Markets

Vote AGAINST requests for a report on a company's potential financial and reputational risks associated with operations in "high-risk" markets, such as a terrorism-sponsoring state or politically/socially unstable region.

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Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

Controversies surrounding operations in the relevant market(s);
The value of the requested report to shareholders;
The company's current level of disclosure of relevant information on outsourcing and plant closure procedures; and
The company's existing human rights standards relative to industry peers.

Smith Asset 2018 Proxy Voting Guidelines	- 61 -

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Workplace Safety

Vote AGAINST requests for workplace safety reports, including reports on accident risk reduction efforts.

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Weapons and Military Sales

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Nuclear and Depleted Uranium Weapons

Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

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Sustainability

Sustainability Reporting

Vote AGAINST proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability.

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Water Issues

Vote CASE-BY-CASE on proposals requesting a company report on, or to adopt a new policy on, water-related risks and concerns, taking into account:

The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
The potential financial impact or risk to the company associated with water-related concerns or issues; and
Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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Smith Asset 2018 Proxy Voting Guidelines	- 62 -

7. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

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Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

Past performance as a closed-end fund;
Market in which the fund invests;
Measures taken by the board to address the discount; and
Past shareholder activism, board activity, and votes on related proposals.

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Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

Past performance relative to its peers;
Market in which fund invests;
Measures taken by the board to address the issues;
Past shareholder activism, board activity, and votes on related proposals;
Strategy of the incumbents versus the dissidents;
Independence of directors;
Experience and skills of director candidates;
Governance profile of the company;
Evidence of management entrenchment.

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Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

Proposed and current fee schedules;
Fund category/investment objective;
Performance benchmarks;
Share price performance as compared with peers;
Resulting fees relative to peers;
Assignments (where the advisor undergoes a change of control).

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Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

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Smith Asset 2018 Proxy Voting Guidelines	- 63 -

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

Stated specific financing purpose;
Possible dilution for common shares;
Whether the shares can be used for antitakeover purposes.

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1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

Potential competitiveness;
Regulatory developments;
Current and potential returns; and
Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

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Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

The fund's target investments;
The reasons given by the fund for the change; and
The projected impact of the change on the portfolio.

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Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

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Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

Political/economic changes in the target market;
Consolidation in the target market; and
Current asset composition.

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Change in Fund's Subclassification

Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:

Potential competitiveness;
Current and potential returns;

Smith Asset 2018 Proxy Voting Guidelines	- 64 -

Risk of concentration;
Consolidation in target industry.

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Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

Vote FOR proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
The company has demonstrated responsible past use of share issuances by either:
○	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
○	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

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Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

Strategies employed to salvage the company;
The fund's past performance;
The terms of the liquidation.

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Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

The degree of change implied by the proposal;
The efficiencies that could result;
The state of incorporation;
Regulatory standards and implications.

Vote AGAINST any of the following changes:

Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
Removal of shareholder approval requirement for amendments to the new declaration of trust;
Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
Removal of shareholder approval requirement to change the domicile of the fund.

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Smith Asset 2018 Proxy Voting Guidelines	- 65 -

Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

Regulations of both states;
Required fundamental policies of both states;
The increased flexibility available.

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Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

Fees charged to comparably sized funds with similar objectives;
The proposed distributor's reputation and past performance;
The competitiveness of the fund in the industry;
The terms of the agreement.

◆◆◆◆◆

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

◆◆◆◆◆

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

Resulting fee structure;
Performance of both funds;
Continuity of management personnel;
Changes in corporate governance and their impact on shareholder rights.

◆◆◆◆◆

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

◆◆◆◆◆

Smith Asset 2018 Proxy Voting Guidelines	- 66 -

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

◆◆◆◆◆

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

Performance of the fund's Net Asset Value (NAV);
The fund's history of shareholder relations;
The performance of other funds under the advisor's management.

◆◆◆◆◆

Smith Asset 2018 Proxy Voting Guidelines	- 67 -

8. Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to SAMG Proxy Voting Guidelines.

◆◆◆◆◆

Smith Asset 2018 Proxy Voting Guidelines	- 68 -

PART C
(Delaware VIP® Trust)
File Nos. 033-14363/811-05162
Post-Effective Amendment No. 79

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

			(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

			(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 51 filed July 8, 2009.

			(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

			(iv)	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

			(i)	Executed Certificate of Amendment (November 26, 2002) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

			(ii)	Executed Certificate of Amendment (December 3, 2003) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

	(b)	By-Laws. Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

	(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a) and (b).

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

			(i)	Executed Amendment No. 3 (April 28, 2017) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 71 filed April 27, 2017.

	(2)	Executed Sub-Advisory Agreement (June 1, 2016) between Jackson Square Partners, LLC and Delaware Management Company (a series of Macquarie Investment Management Business Trust, formerly, Delaware Management Business Trust) relating to Delaware VIP U.S. Growth Series incorporated into this filing by reference to Post-Effective Amendment No. 71 filed April 27, 2017.

	(3)	Executed Investment Advisory Expense Limitation Letter (April 25, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 76 filed April 30, 2019.

	(4)	Investment Management Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant on behalf of the Delaware VIP Covered Call Strategy Series, Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Government Cash Management Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Special Situations Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series to be filed by amendment.

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

		(i)	Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.

		(ii)	Executed Amendment No. 2 (April 28, 2017) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 71 filed April 27, 2017.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

		(i)	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

	(2)	Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed April 15, 2011.

		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

		(ii)	Executed Amendment No. 2 (April 28, 2017) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 71 filed April 27, 2017.

		(iii)	Executed Amended and Restated Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 76 filed April 30, 2019.

		(iv)	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

	(2)	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

		(i)	Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

	(3)	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

		(i)	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

		(ii)	Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (May 14, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

	(2)	Opinion and Consent of Counsel (July 19, 2019) with respect to Delaware VIP Covered Call Strategy Series, Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Government Cash Management Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Special Situations Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series attached as Exhibit No. EX-99.i.2.

(j)	Other Opinions. Not applicable.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

	(m)	Rule 12b-1 Plan.

		(1)	Plan under Rule 12b-1 for Service Class (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.

	(n)	Rule 18f-3 Plan.

		(1)	Multiple Class Plan Pursuant to Rule 18f-3 (May 1, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

	(o)	Reserved.

	(p)	Codes of Ethics.

		(1)	Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

		(2)	Jackson Square Partners, LLC Code of Ethics (October 2014) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

	(q)	Other.

		(1)	Powers of Attorney (August 20, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

		(2)	Power of Attorney for Jerome D. Abernathy (December 19, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 18, 2019.

		(3)	Power of Attorney for Christianna Wood (December 18, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 18, 2019.

Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007. Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Macquarie Investment Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Funds® by Macquarie (the “Delaware Funds”) (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Funds.

Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Shawn Lytle	President since June	President/Chief	Mr. Lytle has served in various
	2015	Executive	executive capacities within
		Officer/Trustee since	Macquarie Investment
		June 2015	Management

President/Chief Executive
Officer/Trustee – Optimum
Fund Trust
Roger A. Early	Executive Vice	Executive Vice	Mr. Early has served in various
	President/Executive	President/Executive	capacities within Macquarie
	Director, Global Co-	Director, Global Co-	Investment Management
	Head of Fixed Income	Head of Fixed Income
John Leonard	Executive Vice	Executive Vice	Mr. Leonard has served in
	President/Global Chair of	President/Global Chair	various executive capacities
	Equities	of Equities	within Macquarie Investment
Management
David F. Connor	Senior Vice	Senior Vice	Mr. Connor has served in
	President/General	President/General	various executive capacities
	Counsel/Secretary	Counsel/Secretary	within Macquarie Investment
Management

Senior Vice President/General
Counsel/Secretary – Optimum
Fund Trust

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Chief Compliance	Chief Compliance	various capacities within
	Officer	Officer	Macquarie Investment
Management

Senior Vice President/Global
Chief Compliance Officer –
Optimum Fund Trust
Richard Salus	Senior Vice President/	Senior Vice President/	Mr. Salus has served in various
	Chief Financial Officer	Chief Financial Officer	capacities within Macquarie
Investment Management

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Daniel V. Geatens	Vice President/Treasurer	Vice	Mr. Geatens has served in
		President/Treasurer	various capacities within
Macquarie Investment
Management

Vice President/Treasurer –
Optimum Fund Trust
Alexander Alston	Senior Vice	Senior Vice	Mr. Alston has served in
	President/Co-Head of	President/Co-Head of	various capacities within
	Private Placements	Private Placements	Macquarie Investment
	Analysts	Analysts	Management
Joseph R. Baxter	Senior Vice	Senior Vice	Mr. Baxter has served in
	President/Head of	President/Head of	various capacities within
	Municipal Bond	Municipal Bond	Macquarie Investment
	Department/Senior	Department/Senior	Management
	Portfolio Manager	Portfolio Manager
Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
	Chief Investment	Chief Investment	capacities within Macquarie
	Officer—Small Cap	Officer—Small Cap	Investment Management
	Value/Mid-Cap Value	Value/Mid-Cap Value
	Equity	Equity
David Brenner	Senior Vice	Senior Vice	Mr. Brenner has served in
	President/Chief	President/Chief	various capacities within
	Administration Officer	Administration Officer	Macquarie Investment
Management
Adam H. Brown	Senior Vice	Senior Vice	Mr. Brown has served in
	President/Senior	President/Senior	various capacities within
	Portfolio Manager/Co-	Portfolio Manager/Co-	Macquarie Investment
	Head of High Yield	Head of High Yield	Management

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Michael P. Buckley	Senior Vice	Senior Vice	Mr. Buckley has served in
	President/Head of	President/Head of	various capacities within
	Municipal Credit	Municipal Credit	Macquarie Investment
	Research	Research	Management
Stephen J. Busch	Senior Vice President/	Senior Vice President/	Mr. Busch has served in
	Head of Separately	Head of Separately	various capacities within
	Managed Account	Managed Account	Macquarie Investment
	Operations and Fund	Operations and Fund	Management
	Oversight	Oversight
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Head of Investment	Head of Investment	various capacities within
	Operations	Operations	Macquarie Investment
Management
Liu-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment	capacities within Macquarie
	Emerging Markets and	Officer, Emerging	Investment Management
	Healthcare	Markets and Healthcare
Craig C. Dembek	Senior Vice President/	Senior Vice President/	Mr. Dembek has served in
	Head of Credit Research	Head of Credit Research	various capacities within
Macquarie Investment
Management
Joseph Devine	Senior Vice President/	Senior Vice President/	Mr. Devine has served in
	Chief Investment Officer,	Chief Investment	various capacities within
	Global Ex U.S. Equities	Officer, Global Ex U.S.	Macquarie Investment
		Equities	Management
W. Alexander Ely	Senior Vice President/	Senior Vice President/	Mr. Ely has served in various
	Chief Investment Officer,	Chief Investment	capacities within Macquarie
	Small/Mid-Cap Growth	Officer, Small/Mid-Cap	Investment Management
	Equity	Growth Equity
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of	various capacities within
	Trading	Equity Trading	Macquarie Investment
Management
Edward A. Gray	Senior Vice	Senior Vice	Mr. Gray has served in various
	President/Chief	President/Chief	capacities within Macquarie
	Investment Officer,	Investment Officer,	Investment Management
	Global and International	Global and International
	Value Equity	Value Equity
Paul Grillo	Senior Vice President/	Senior Vice President/	Mr. Grillo has served in
	Chief Investment Officer	Chief Investment	various capacities within
	of Total Return	Officer of Total Return	Macquarie Investment
	Strategies	Strategies	Management
Brian J. Hannon	Senior Vice	Senior Vice	Mr. Hannon has served in
	President/High Yield	President/High Yield	various capacities within
	Trader	Trader	Macquarie Investment
Management

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Sharon Hill	Senior Vice President/	Senior Vice President/	Ms. Hill has served in various
	Head of Equity	Head of Equity	capacities within Macquarie
	Quantitative Research	Quantitative Research	Investment Management
	and Analytics	and Analytics
J. David Hillmeyer	Senior Vice	Senior Vice	Mr. Hillmeyer has served in
	President/Senior Portfolio	President/Senior	various capacities within
	Manager	Portfolio Manager	Macquarie Investment
Management
James L. Hinkley	Senior Vice President/	Senior Vice President/	Mr. Hinkley has served in
	Head of Product	Head of Product	various capacities within
	Management	Management	Macquarie Investment
Management
Kashif Ishaq	Senior Vice	Senior Vice	Mr. Ishaq has served in various
	President/Head of	President/Head of	capacities within Macquarie
	Investment Grade	Investment Grade	Investment Management
	Corporate Bond Trading	Corporate Bond Trading
Cynthia I. Isom	Senior Vice	Senior Vice	Ms. Isom has served in various
	President/Senior	President/Senior	capacities within Macquarie
	Portfolio Manager	Portfolio Manager	Investment Management
Frank G. LaTorraca	Senior Vice	Senior Vice	Mr. LaTorraca has served in
	President/Co-Head of	President/Co-Head of	various capacities within
	Private Placements	Private Placements	Macquarie Investment
Management
John P. McCarthy	Senior Vice	Senior Vice	Mr. McCarthy has served in
	President/Senior	President/Senior	various capacities within
	Portfolio Manager/Co-	Portfolio Manager/Co-	Macquarie Investment
	Head of High Yield	Head of High Yield	Management
Brian McDonnell	Senior Vice	Senior Vice	Mr. McDonnell has served in
	President/Senior	President/Senior	various capacities within
	Portfolio Manager/Senior	Portfolio	Macquarie Investment
	Structured Products	Manager/Senior	Management
	Analyst	Structured Products
Analyst
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer, Core	Investment Officer,	Macquarie Investment
	Equity	Core Equity	Management
Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Chief	President/Chief	various capacities within
	Operations Officer –	Operations Officer –	Macquarie Investment
	Equity and Fixed Income	Equity and Fixed	Management
	Investments	Income Investments
D. Tysen Nutt, Jr.	Senior Vice President/	Senior Vice President/	Mr. Nutt has served in various
	Senior Portfolio	Senior Portfolio	capacities within Macquarie
	Manager/Team Leader –	Manager/Team Leader –	Investment Management
	Large-Cap Value Equity	Large-Cap Value Equity

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Head of	President/Head of	various capacities within
	Derivatives	Derivatives	Macquarie Investment
Management
Terrance M. O’Brien	Senior Vice	Senior Vice	Mr. O’Brien has served in
	President/Head of	President/Head of Fixed	various capacities with
	Portfolio Analytics	Income Quantitative	Macquarie Investment
		Analysis Department	Management
Mansur Z. Rasul	Senior Vice	Senior Vice	Mr. Rasul has served in
	President/Portfolio	President/Portfolio	various capacities with
	Manager/Head of	Manager/Head of	Macquarie Investment
	Emerging Markets Credit	Emerging Markets	Management
	Trading	Credit Trading
Bradley S. Ritter	Senior Vice	Senior Vice	Mr. Ritter has served in
	President/Co-Head of	President/Co-Head of	various capacities with
	Private Placement Group	Private Placement	Macquarie Investment
		Group	Management
Neil Siegel	Senior Vice	Senior Vice	Mr. Siegel has served in
	President/Chief	President/Chief	various capacities with
	Marketing and Product	Marketing and Product	Macquarie Investment
	Officer	Officer	Management
Jennifer Walker	Senior Vice	Senior Vice	Ms. Walker has served in
	President/Global Head of	President/Global Head	various capacities with
	Client Administration	of Client Administration	Macquarie Investment
Management
Babak Zenouzi	Senior Vice President/	Senior Vice President/	Mr. Zenouzi has served in
	Chief Investment Officer	Chief Investment	various capacities within
	— Real Estate and	Officer — Real Estate	Macquarie Investment
	Income Securities	and Income Securities	Management
Gary T. Abrams	Vice President/Head of	Vice President/Head of	Mr. Abrams has served in
	International Equity	International Equity	various capacities within
	Trading	Trading	Macquarie Investment
Management
Patricia L. Bakely	Vice President/Chief	Vice President/Chief	Ms. Bakely has served in
	Financial	Financial	various capacities within
	Officer/Treasurer	Officer/Treasurer	Macquarie Investment
Management
Mary Ellen M. Carrozza	Vice	Vice	Ms. Carrozza has served in
	President/Institutional	President/Institutional	various capacities within
	Client Services	Client Services	Macquarie Investment
Management
Anthony G. Ciavarelli	Vice President/Associate	Vice	Mr. Ciavarelli has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Institutional Account	Institutional Account	capacities within Macquarie
	Services	Services	Investment Management
Michael E. Dresnin	Vice President/Associate	Vice	Mr. Dresnin has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President –	Mr. Ettinger has served in
		Taxation	various capacities within
Macquarie Investment
Management
Joseph A. Fiorilla	Vice President/Trading	Vice President/Trading	Mr. Fiorilla has served in
	Operations	Operations	various capacities within
Macquarie Investment
Management
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior	Manager/Senior	various capacities within
	Research Analyst	Research Analyst	Macquarie Investment
Management
Stephen Hoban	Vice President/Controller	Vice	Mr. Hoban has served in
		President/Controller	various capacities within
Macquarie Investment
Management
Jerel A. Hopkins	Vice President/Associate	Vice	Mr. Hopkins has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary
Andrew McEvoy	Vice President/Trade	Vice President/Trade	Mr. McEvoy has served in
	Settlements	Settlements	various capacities within
Macquarie Investment
Management
Peter T. Pan	Vice President/Head of	Vice President/Head of	Mr. Pan has served in various
	US SMA Trading	US SMA Trading	capacities within Macquarie
Investment Management
William Speacht	Vice President /Deputy	Vice President /Deputy	Mr. Speacht has served in
	Chief Compliance	Chief Compliance	various capacities within
	Officer	Officer	Macquarie Investment
Management
John C. Van Roden III	Vice President/Head of	Vice President/Head of	Mr. Roden has served in
	Municipal Trading	Municipal Trading	various capacities within
Macquarie Investment
Management

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Emilia P. Wang	Vice President/Associate	Vice	Ms. Wang has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary
Kathryn R. Williams	Vice President/Associate	Vice	Ms. Williams has served in
	General	President/Associate	various capacities within
	Counsel/Assistant	General	Macquarie Investment
	Secretary	Counsel/Assistant	Management
Secretary

Jackson Square Partners, LLC (“JSP”) serves as a sub-adviser to Delaware VIP U.S. Growth Series. The descriptions of JSP under the caption “Who manages the Series” in the Delaware VIP U.S. Growth Series Prospectuses included in Part A of Post-Effective Amendment No. 76 to the Registration Statement filed April 30, 2019 are incorporated into this Part C by reference. Information on the m embers and officers of JSP set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-79255) is incorporated into this filing by reference.

Macquarie Funds Management Hong Kong Limited (“MFMHKL”) serves as a sub-adviser to Delaware VIP Equity Income Series, Delaware VIP Growth and Income Series, Delaware VIP International Series, Delaware VIP Opportunity Series, Delaware VIP Special Situations Series and Delaware VIP Total Return Series. The description of MFMHKL under the caption “Who manages the Series” in the Prospectus constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of MFMHKL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-76257) is incorporated into this filing by reference.

Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) serves as a sub-adviser to Delaware VIP Fund for Income Series, Delaware VIP Investment Grade Series, Delaware VIP Limited Duration Bond Series and Delaware VIP Total Return Series. The description of MIMAK under the caption “Who manages the Series” in the Prospectus constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of MIMAK set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-113118) is incorporated into this filing by reference.

Macquarie Investment Management Europe Limited (“MIMEL”) serves as a sub-adviser to Delaware VIP Fund for Income Series, Delaware VIP Investment Grade Series, Delaware VIP Limited Duration Bond Series and Delaware VIP Total Return Series. The description of MIMEL under the caption “Who manages the Funds” in the Prospectus constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of MIMEL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-111954) is incorporated into this filing by reference.

Macquarie Investment Management Global Limited (MIMGL) serves as a sub-adviser to Delaware VIP Equity Income Series, Delaware VIP Fund for Income Series, Delaware VIP Growth and Income Series, Delaware VIP International Series, Delaware VIP Investment Grade Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Opportunity Series, Delaware VIP Special Situations Series, Delaware VIP Total Return Series. The description of MIMGL under the caption “Who manages the Series” in the Prospectus constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of MIMGL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-106854) is incorporated into this filing by reference.

Smith Asset Management Group, L.P. ("Smith") serves as a sub-advisor to Delaware VIP Growth Equity Series. The description of Smith under the caption “Who manages the Series” in the Prospectus constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the members and officers of Smith set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-50835) is incorporated into this filing by reference.

Ziegler Capital Management, LLC ("ZCM") serves as the sub-advisor to Delaware VIP Covered Call Strategy Series. The description of ZCM under the caption “Who manages the Series” in the Prospectus constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the member and officers of ZCM set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-64334) is incorporated into this filing by reference.

Item 32.	Principal Underwriters.

(a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Funds® by Macquarie and the Optimum Fund Trust.

(b) Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business	Positions and Offices with	Positions and Offices with Registrant
Address	Underwriter
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investments	Limited Partner	None
Distribution Partner, Inc.
Brett D. Wright	President	None
Dominic Janssens	Executive Vice President/Global Chief	None
Operations Officer
David Brenner	Senior Vice President	Senior Vice President/Chief
Administration Officer
David F. Connor	Senior Vice President/General	Senior Vice President/ General
	Counsel/Secretary	Counsel/Secretary
Jamie Fox	Senior Vice President	None
Eric S. Kleppe	Senior Vice President/Institutional	None
Client Services
Brian L. Murray, Jr.	Senior Vice President/Chief Compliance	Senior Vice President/Chief Compliance
	Officer	Officer
Susan L. Natalini	Senior Vice President	Senior Vice President/Chief Operations
Officer – Equity and Fixed Income
Investments

Name and Principal Business	Positions and Offices with	Positions and Offices with Registrant
Address	Underwriter
Richard Salus	Senior Vice President/Financial	Senior Vice President/Chief Financial
	Operations Principal	Officer
Neil Siegel	Senior Vice President/Chief Marketing	Senior Vice President/Chief Marketing
	and Product Officer	and Product Officer
Jennifer Walker	Senior Vice President/Global Head of	Senior Vice President/Global Head of
	Client Administration	Client Administration
Patricia L. Bakely	Vice President/Chief Financial	Vice President/Chief Financial
	Officer/Treasurer	Officer/Treasurer
Christopher J. Calhoun	Vice President	None
Mary Ellen Carrozza	Vice President	Vice President/Institutional Client
Services
Anthony G. Ciavarelli	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Michael Dresnin	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Joel A. Ettinger	Vice President	Vice President/Taxation
Daniel V. Geatens	Vice President	Vice President/Treasurer
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Stephen Hoban	Vice President/Controller	Vice President/Controller
Jerel A. Hopkins	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Rachel Jacobs	Vice President	None
Konstantine C. Mylonas	Vice President	None
William Speacht	Vice President/Deputy Chief	Vice President/Deputy Chief
	Compliance Officer	Compliance Officer
Stephen R. Shamet	Vice President	None
Barry J. Slawter	Vice President/Retail Marketing &	None
Content Strategy
Emilia P. Wang	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Kathryn R. Williams	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Antoinette C. Robbins	Senior Compliance Officer/Anti-Money	None
Laundering Officer

(c)	Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Investments Fund Services Company and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (240 Greenwich Street, New York, NY 10286-0001).

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 19th day of July, 2019.

DELAWARE VIP TRUST

By:	/s/ Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	July 19, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	July 19, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	July 19, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	July 19, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	July 19, 2019
Joseph W. Chow

John A. Fry	*	Trustee	July 19, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	July 19, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	July 19, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	July 19, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	July 19, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	July 19, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	July 19, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware VIP® Trust N-1A)

Exhibit No.	Exhibit
EX-99.i.2	Opinion and Consent of Counsel (July 19, 2019) with respect to Delaware VIP Covered Call Strategy Series, Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Equity Income Series, Delaware VIP Government Cash Management Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Special Situations Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series